Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.2%)
Communication Services (5.1%)
*	Snap Inc. Class A	14,069,170	1,039,290
*	Roku Inc.	1,240,265	388,637
*	Pinterest Inc. Class A	7,469,668	380,580
*	Liberty Broadband Corp. Class C	2,120,006	366,125
*,1	AMC Entertainment Holdings Inc. Class A	6,858,910	261,050
*	Zillow Group Inc. Class C	2,241,879	197,599
*	Liberty Global plc Class C	5,171,827	152,362
*	ZoomInfo Technologies Inc. Class A	2,449,593	149,891
*	IAC/InterActiveCorp	1,127,268	146,872
*	Liberty Media Corp.-Liberty Formula One Class C	2,525,600	129,841
	Cable One Inc.	66,775	121,072
	New York Times Co. Class A	2,197,688	108,280
*	Zynga Inc. Class A	13,879,936	104,516
*	Liberty Media Corp.-Liberty SiriusXM Class C	2,171,427	103,078
	Nexstar Media Group Inc. Class A	565,332	85,908
*	Frontier Communications Parent Inc.	2,735,318	76,233
*	Iridium Communications Inc.	1,748,701	69,686
*	Altice USA Inc. Class A	3,080,868	63,836
*	Vimeo Inc.	2,094,823	61,525
	TEGNA Inc.	2,967,537	58,520
	Warner Music Group Corp. Class A	1,306,563	55,843
*	Liberty Global plc Class A	1,817,062	54,148
[1]	Sirius XM Holdings Inc.	8,552,027	52,167
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,038,144	48,969
*	Bumble Inc. Class A	951,347	47,548
*	Zillow Group Inc. Class A	532,963	47,210
*,1	fuboTV Inc.	1,898,910	45,498
*	TripAdvisor Inc.	1,333,011	45,122
*	Madison Square Garden Sports Corp.	232,299	43,196
*	Magnite Inc.	1,536,104	43,011
	Cogent Communications Holdings Inc.	563,927	39,949
*	Cardlytics Inc.	445,100	37,362
*	Cargurus Inc. Class A	1,171,609	36,800
*	Playtika Holding Corp.	1,326,437	36,649
*	iHeartMedia Inc. Class A	1,460,232	36,535
*	Yelp Inc. Class A	931,907	34,704
	World Wrestling Entertainment Inc. Class A	611,558	34,406
*,1	Skillz Inc. Class A	3,471,035	34,086
	John Wiley & Sons Inc. Class A	582,686	30,422
*	Meredith Corp.	545,910	30,407
*	TechTarget Inc.	338,685	27,914

		Shares	Market Value ($000)
*	Cinemark Holdings Inc.	1,448,357	27,823
	Gray Television Inc.	1,213,394	27,690
*	Liberty Media Corp.-Liberty Formula One Class A	555,967	26,158
*	Liberty Broadband Corp. Class A	155,080	26,108
	Telephone & Data Systems Inc.	1,310,581	25,556
*	Madison Square Garden Entertainment Corp.	342,005	24,854
*	Liberty Latin America Ltd. Class C	1,806,079	23,696
*	Bandwidth Inc. Class A	246,224	22,229
*	Lions Gate Entertainment Corp. Class B	1,693,935	22,021
	Shenandoah Telecommunications Co.	685,589	21,651
	Sinclair Broadcast Group Inc. Class A	669,524	21,211
*	Eventbrite Inc. Class A	1,034,628	19,565
*,1	AMC Networks Inc. Class A	393,464	18,331
*	Clear Channel Outdoor Holdings Inc.	6,402,658	17,351
*	Globalstar Inc.	8,939,229	14,929
*,1	Gogo Inc.	856,485	14,817
	Scholastic Corp.	405,517	14,457
	EW Scripps Co. Class A	776,807	14,029
*	WideOpenWest Inc.	705,613	13,865
*	Anterix Inc.	227,829	13,829
*	Radius Global Infrastructure Inc.	806,733	13,174
*	Angi Inc. Class A	1,045,400	12,900
*	Liberty Media Corp.-Liberty Braves Class C	482,226	12,740
*	Gannett Co. Inc.	1,874,972	12,525
*	QuinStreet Inc.	695,588	12,215
*	Advantage Solutions Inc.	1,374,540	11,890
*	Liberty Latin America Ltd. Class A	883,678	11,559
*	Cars.com Inc.	884,474	11,189
*	Lions Gate Entertainment Corp. Class A	784,836	11,137
*	IDT Corp. Class B	234,920	9,855
*	Consolidated Communications Holdings Inc.	992,864	9,124
*	Boston Omaha Corp. Class A	217,900	8,450
*	Sciplay Corp. Class A	342,108	7,078
	Loral Space & Communications Inc.	164,238	7,064
*	PubMatic Inc. Class A	255,890	6,743
*	Thryv Holdings Inc.	213,185	6,404
	ATN International Inc.	135,893	6,367
*,1	AST SpaceMobile Inc.	586,911	6,350
*	Entercom Communications Corp. Class A	1,707,833	6,285
	Entravision Communications Corp. Class A	869,715	6,175
*	Ooma Inc.	317,351	5,906
*	Stagwell Inc.	764,020	5,860
*	United States Cellular Corp.	182,139	5,808
*	Marcus Corp.	302,908	5,286
*	MediaAlpha Inc. Class A	280,163	5,233
*	Liberty Media Corp.-Liberty Braves Class A	187,223	5,038
*	TrueCar Inc.	1,100,276	4,577
*,1	Cinedigm Corp. Class A	1,757,730	4,412
*	Playstudios Inc.	950,800	4,336
*	EverQuote Inc. Class A	216,066	4,025
*,1	CuriosityStream Inc.	345,530	3,642
*	ZipRecruiter Inc. Class A	129,844	3,584
*	comScore Inc.	912,290	3,558
*	Daily Journal Corp.	11,054	3,541
*	DHI Group Inc.	707,780	3,369
*	Integral Ad Science Holding Corp.	160,288	3,307
*	Reservoir Media Inc.	361,106	3,290
*	Hemisphere Media Group Inc. Class A	261,798	3,189

		Shares	Market Value ($000)
*	Liberty TripAdvisor Holdings Inc. Class A	1,008,466	3,116
	National CineMedia Inc.	871,740	3,103
*	Cumulus Media Inc. Class A	252,748	3,096
	Spok Holdings Inc.	259,947	2,657
*	LiveXLive Media Inc.	749,761	2,242
*	Chicken Soup For The Soul Entertainment Inc. Class A	87,263	1,996
*	Zedge Inc. Class B	146,137	1,952
*	Gaia Inc. Class A	194,854	1,847
*	Lee Enterprises Inc.	79,828	1,807
*	Townsquare Media Inc. Class A	136,879	1,789
*	Emerald Holding Inc.	368,276	1,598
*	IZEA Worldwide Inc.	788,208	1,513
*	Fluent Inc.	641,124	1,455
	Saga Communications Inc. Class A	63,125	1,436
*	Outbrain Inc.	81,610	1,208
*	Marchex Inc. Class B	401,985	1,200
*	Urban One Inc. Class A	147,378	1,197
*	Travelzoo	102,793	1,192
*	Urban One Inc.	161,222	1,098
*	Reading International Inc. Class A	212,859	1,077
*	Dolphin Entertainment Inc.	86,818	1,056
*	Super League Gaming Inc.	323,629	1,006
*	Motorsport Games Inc. Class A	62,787	895
*	Ballantyne Strong Inc.	258,144	792
*	Salem Media Group Inc. Class A	133,679	496
*,1	Endeavor Group Holdings Inc. Class A	15,925	457
*	Kubient Inc.	129,541	418
*,1	Mediaco Holding Inc. Class A	32,748	382
*,1	Creatd Inc.	134,005	363
	DallasNews Corp.	52,251	363
*,1	AutoWeb Inc.	129,211	360
*,1,2	NII Holdings Inc.	1,297,367	337
*,1	Cuentas Inc.	114,035	330
*	Beasley Broadcast Group Inc. Class A	109,596	292
*,1	Digital Media Solutions Inc.	35,739	259
*,1	NextPlay Technologies Inc.	159,455	214
*	SPAR Group Inc.	108,259	150
*	Creative Realities Inc.	102,697	139
*	Insignia Systems Inc.	17,968	131
*	Professional Diversity Network Inc.	73,847	93
*,1	Troika Media Group Inc.	69,905	92
			5,649,406
Consumer Discretionary (12.0%)
*	Airbnb Inc. Class A	4,517,263	757,771
*	Lululemon Athletica Inc.	1,593,039	644,703
*	DoorDash Inc. Class A	2,056,004	423,496
*	Carvana Co.	1,132,545	341,508
*	Peloton Interactive Inc. Class A	3,616,181	314,789
*	Burlington Stores Inc.	896,401	254,192
*	Wayfair Inc. Class A	910,540	232,652
*	DraftKings Inc. Class A	4,451,750	214,396
*,1	Lucid Group Inc.	7,361,347	186,831
*	Vail Resorts Inc.	543,766	181,645
	Williams-Sonoma Inc.	1,011,619	179,390
*	Floor & Decor Holdings Inc. Class A	1,412,144	170,573
*	RH	229,561	153,097
*,1	GameStop Corp. Class A	836,088	146,708
	Service Corp. International	2,268,450	136,697

		Shares	Market Value ($000)
*	Deckers Outdoor Corp.	370,850	133,580
*	Five Below Inc.	750,496	132,695
*	Chegg Inc.	1,917,365	130,419
	Lithia Motors Inc. Class A	407,839	129,301
	Lear Corp.	803,201	125,685
	Tempur Sealy International Inc.	2,649,824	122,978
*	Crocs Inc.	834,076	119,673
*	Bright Horizons Family Solutions Inc.	819,761	114,291
	Aramark	3,430,337	112,721
	Churchill Downs Inc.	468,176	112,400
*	Scientific Games Corp.	1,277,658	106,135
[1]	Dick's Sporting Goods Inc.	883,716	105,843
	Gentex Corp.	3,154,744	104,043
*	Capri Holdings Ltd.	2,049,787	99,230
	Brunswick Corp.	1,039,851	99,067
	Kohl's Corp.	2,101,753	98,972
*	YETI Holdings Inc.	1,152,693	98,774
	Wyndham Hotels & Resorts Inc.	1,252,689	96,695
	Macy's Inc.	4,182,034	94,514
	Polaris Inc.	771,066	92,266
	Autoliv Inc.	1,061,279	90,973
*	TopBuild Corp.	443,830	90,901
	Thor Industries Inc.	739,141	90,737
	Marriott Vacations Worldwide Corp.	571,724	89,949
*	Planet Fitness Inc. Class A	1,125,507	88,409
*	Mattel Inc.	4,733,673	87,857
	Toll Brothers Inc.	1,571,072	86,865
	Texas Roadhouse Inc. Class A	945,126	86,318
*	Fox Factory Holding Corp.	566,498	81,882
*	Stamps.com Inc.	245,257	80,883
*	Skechers USA Inc. Class A	1,825,547	76,892
	Harley-Davidson Inc.	2,080,910	76,182
*,1	QuantumScape Corp. Class A	3,104,413	76,182
*	Helen of Troy Ltd.	325,723	73,183
*	AutoNation Inc.	591,357	72,004
*	Boyd Gaming Corp.	1,103,272	69,793
*	Terminix Global Holdings Inc.	1,671,314	69,644
*	Goodyear Tire & Rubber Co.	3,780,431	66,914
	Wingstop Inc.	399,772	65,535
	Travel + Leisure Co.	1,167,600	63,669
*	National Vision Holdings Inc.	1,091,448	61,962
	H&R Block Inc.	2,402,364	60,059
*	Chewy Inc. Class A	858,154	58,449
	Carter's Inc.	594,202	57,780
*	Hilton Grand Vacations Inc.	1,179,145	56,092
*	Victoria's Secret & Co.	1,011,294	55,884
	Foot Locker Inc.	1,218,734	55,647
	Signet Jewelers Ltd.	704,716	55,644
	Papa John's International Inc.	433,415	55,039
*	Grand Canyon Education Inc.	615,253	54,118
	Choice Hotels International Inc.	421,967	53,324
	American Eagle Outfitters Inc.	2,063,093	53,228
*	Sonos Inc.	1,637,754	52,998
*	Adient plc	1,273,089	52,770
	Murphy USA Inc.	315,446	52,761
	Wendy's Co.	2,422,232	52,514
*	Asbury Automotive Group Inc.	259,299	51,014
	Qurate Retail Inc. Class A	4,972,741	50,672

		Shares	Market Value ($000)
*	Hyatt Hotels Corp. Class A	647,140	49,894
*	Ollie's Bargain Outlet Holdings Inc.	821,228	49,504
*	Meritage Homes Corp.	509,262	49,398
*	Frontdoor Inc.	1,162,023	48,689
	KB Home	1,219,870	47,477
*	Academy Sports & Outdoors Inc.	1,165,053	46,625
*,1	Veoneer Inc.	1,362,841	46,418
	LCI Industries	340,851	45,889
	Rent-A-Center Inc.	815,491	45,839
	Group 1 Automotive Inc.	243,245	45,701
*,1	Luminar Technologies Inc. Class A	2,915,628	45,484
*,1	Overstock.com Inc.	579,699	45,170
	Cracker Barrel Old Country Store Inc.	322,655	45,120
*	Callaway Golf Co.	1,588,572	43,892
*	Six Flags Entertainment Corp.	1,025,032	43,564
	Dana Inc.	1,956,635	43,516
	Columbia Sportswear Co.	451,936	43,314
*	Skyline Champion Corp.	713,140	42,831
	Penske Automotive Group Inc.	418,770	42,128
*	Red Rock Resorts Inc. Class A	820,723	42,037
*	Shake Shack Inc. Class A	533,799	41,882
*	LGI Homes Inc.	293,890	41,706
	Steven Madden Ltd.	1,034,701	41,554
*	Taylor Morrison Home Corp. Class A	1,553,629	40,053
*	Nordstrom Inc.	1,497,923	39,620
*	SeaWorld Entertainment Inc.	696,757	38,545
*	Stitch Fix Inc. Class A	944,053	37,715
*	Vroom Inc.	1,685,925	37,208
*	Dorman Products Inc.	384,895	36,438
*	Gentherm Inc.	447,155	36,188
*	Leslie's Inc.	1,755,371	36,055
	Shutterstock Inc.	316,842	35,905
	MDC Holdings Inc.	767,789	35,871
*	Visteon Corp.	377,796	35,660
*	Boot Barn Holdings Inc.	400,787	35,618
	Installed Building Products Inc.	317,641	34,035
*	2U Inc.	1,011,113	33,943
*	Coursera Inc.	1,061,199	33,587
	Wolverine World Wide Inc.	1,113,214	33,218
	Winnebago Industries Inc.	455,335	32,989
*	Tri Pointe Homes Inc.	1,544,060	32,456
	Graham Holdings Co. Class B	54,676	32,213
	Kontoor Brands Inc.	639,612	31,949
*	Revolve Group Inc. Class A	510,198	31,515
*	Vista Outdoor Inc.	776,913	31,317
*	Abercrombie & Fitch Co. Class A	831,641	31,295
*	Cheesecake Factory Inc.	658,425	30,946
*	Brinker International Inc.	619,645	30,394
	Levi Strauss & Co. Class A	1,235,724	30,288
*	Sleep Number Corp.	319,574	29,874
*	iRobot Corp.	379,871	29,820
*	Everi Holdings Inc.	1,211,887	29,303
	Jack in the Box Inc.	295,514	28,762
*,1	Fisker Inc.	1,908,280	27,956
*	Bloomin' Brands Inc.	1,094,992	27,375
*	Cavco Industries Inc.	112,770	26,697
*	Urban Outfitters Inc.	893,199	26,519
	Monro Inc.	455,987	26,224

		Shares	Market Value ($000)
*	Sally Beauty Holdings Inc.	1,524,150	25,682
	Patrick Industries Inc.	307,618	25,625
*	Adtalem Global Education Inc.	673,120	25,451
*	ODP Corp.	633,692	25,449
	Century Communities Inc.	401,456	24,669
*	Bed Bath & Beyond Inc.	1,409,617	24,351
*	Laureate Education Inc. Class A	1,395,671	23,712
*,1	ContextLogic Inc. Class A	4,319,524	23,585
*	Houghton Mifflin Harcourt Co.	1,725,304	23,171
*	M/I Homes Inc.	397,898	22,999
*	Petco Health & Wellness Co. Inc. Class A	1,081,668	22,823
	Strategic Education Inc.	308,052	21,718
	Camping World Holdings Inc. Class A	549,527	21,360
*,1	Faraday Future Intelligent Electric Inc.	2,254,620	21,284
	Big Lots Inc.	472,324	20,480
*	Stride Inc.	564,238	20,279
*	Dave & Buster's Entertainment Inc.	525,974	20,161
*	Malibu Boats Inc. Class A	286,053	20,018
*	Bally's Corp.	398,588	19,985
	La-Z-Boy Inc.	616,708	19,876
*	Dine Brands Global Inc.	233,524	18,964
	Acushnet Holdings Corp.	405,166	18,921
	Oxford Industries Inc.	209,610	18,901
*	Porch Group Inc.	1,018,919	18,014
	Sturm Ruger & Co. Inc.	240,623	17,753
*	GrowGeneration Corp.	706,386	17,427
*	XPEL Inc.	223,751	16,974
*	G-III Apparel Group Ltd.	594,723	16,831
*	Purple Innovation Inc. Class A	786,147	16,525
	Buckle Inc.	399,667	15,823
*	GoPro Inc. Class A	1,688,476	15,804
	Sonic Automotive Inc. Class A	287,348	15,097
*,1	Canoo Inc.	1,938,861	14,910
*	Denny's Corp.	883,421	14,435
	Hibbett Inc.	203,554	14,399
*	Tupperware Brands Corp.	675,566	14,268
*	MarineMax Inc.	293,816	14,256
*	Children's Place Inc.	188,832	14,211
*	Tenneco Inc. Class A	985,494	14,063
*	RealReal Inc.	1,051,786	13,863
*	American Axle & Manufacturing Holdings Inc.	1,551,012	13,664
*	Rush Street Interactive Inc.	708,575	13,612
	Smith & Wesson Brands Inc.	648,455	13,462
*	Green Brick Partners Inc.	655,982	13,461
*	BJ's Restaurants Inc.	320,575	13,387
	Franchise Group Inc.	370,769	13,129
*	Playa Hotels & Resorts NV	1,575,903	13,064
*,1	Rover Group Inc.	958,878	13,031
*	WW International Inc.	711,709	12,989
*	Golden Entertainment Inc.	263,184	12,920
*	Hayward Holdings Inc.	571,941	12,720
*	PowerSchool Holdings Inc. Class A	512,691	12,617
*,1	Lordstown Motors Corp.	1,563,038	12,473
*,1	Workhorse Group Inc.	1,609,922	12,316
	Aaron's Co. Inc.	443,418	12,212
*	Duolingo Inc. Class A	72,737	12,101
*	Monarch Casino & Resort Inc.	180,321	12,080
*	Zumiez Inc.	294,600	11,713

		Shares	Market Value ($000)
*	Lovesac Co.	176,551	11,668
	Caleres Inc.	523,577	11,634
*	1-800-Flowers.com Inc. Class A	375,782	11,465
	Standard Motor Products Inc.	259,849	11,358
*	Designer Brands Inc. Class A	804,077	11,201
	Guess? Inc.	527,527	11,083
*	Genesco Inc.	189,618	10,947
*	Party City Holdco Inc.	1,509,335	10,716
	Johnson Outdoors Inc. Class A	100,332	10,615
	Dillard's Inc. Class A	59,738	10,306
	Carriage Services Inc. Class A	227,439	10,142
*	Perdoceo Education Corp.	955,953	10,095
*	America's Car-Mart Inc.	85,576	9,994
*	Golden Nugget Online Gaming Inc.	562,289	9,767
*	CarParts.com Inc.	594,570	9,281
*	Arko Corp.	917,145	9,263
*	Ruth's Hospitality Group Inc.	444,588	9,207
*	Accel Entertainment Inc. Class A	756,110	9,179
*	Universal Electronics Inc.	184,698	9,096
*	Citi Trends Inc.	124,245	9,065
*,1	Cricut Inc. Class A	318,039	8,772
*,1	Vuzix Corp.	835,535	8,740
*	Chuy's Holdings Inc.	270,386	8,525
*	Mister Car Wash Inc.	464,816	8,483
	Winmark Corp.	38,779	8,339
*	OneSpaWorld Holdings Ltd.	824,554	8,221
*,1	XL Fleet Corp.	1,333,504	8,214
*	Modine Manufacturing Co.	712,619	8,074
*	TravelCenters of America Inc.	161,792	8,056
	Clarus Corp.	313,290	8,030
*	Liquidity Services Inc.	362,956	7,843
*	Sportsman's Warehouse Holdings Inc.	442,764	7,793
*	Stoneridge Inc.	380,944	7,767
	Shoe Carnival Inc.	234,769	7,611
*	Fossil Group Inc.	632,527	7,495
	RCI Hospitality Holdings Inc.	108,542	7,436
[1]	PetMed Express Inc.	271,901	7,306
	Haverty Furniture Cos. Inc.	216,497	7,298
*	Lumber Liquidators Holdings Inc.	388,615	7,259
*	GAN Ltd.	484,852	7,210
*	Chico's FAS Inc.	1,603,782	7,201
*,1	EVgo Inc.	876,800	7,146
	Ethan Allen Interiors Inc.	301,408	7,143
*	AMMO Inc.	1,159,432	7,131
*	Quotient Technology Inc.	1,198,895	6,978
	Movado Group Inc.	220,821	6,954
*	Beazer Homes USA Inc.	399,594	6,893
*,1	Beachbody Co. Inc.	1,240,722	6,874
*,1	Original BARK Co.	972,478	6,671
*	Lindblad Expeditions Holdings Inc.	455,115	6,640
*	American Public Education Inc.	256,457	6,568
*	Groupon Inc.	287,373	6,555
*	MasterCraft Boat Holdings Inc.	259,797	6,516
*	Hovnanian Enterprises Inc. Class A	66,147	6,376
*,1	Shift Technologies Inc.	905,262	6,283
*	Conn's Inc.	275,047	6,279
[1]	Big 5 Sporting Goods Corp.	272,241	6,272
*,1	PLBY Group Inc.	263,321	6,206

		Shares	Market Value ($000)
*	Traeger Inc.	290,678	6,084
*,1	ThredUp Inc. Class A	278,148	6,033
*	Funko Inc. Class A	314,163	5,721
*	Garrett Motion Inc.	747,812	5,511
*,1	Genius Brands International Inc.	4,007,945	5,451
*	Motorcar Parts of America Inc.	276,672	5,395
*	Bluegreen Vacations Holding Corp. Class A	208,246	5,373
*	Cooper-Standard Holdings Inc.	242,846	5,321
*	Vivint Smart Home Inc.	558,933	5,282
*	Noodles & Co. Class A	444,614	5,246
*	Century Casinos Inc.	386,725	5,209
*	Red Robin Gourmet Burgers Inc.	224,611	5,180
*	American Outdoor Brands Inc.	207,786	5,103
*	Holley Inc.	417,875	4,989
*	Xometry Inc. Class A	86,196	4,971
*,1	Krispy Kreme Inc.	352,030	4,928
*	Unifi Inc.	218,046	4,782
	Cato Corp. Class A	286,231	4,734
	Tilly's Inc. Class A	337,722	4,731
*	Poshmark Inc. Class A	198,964	4,727
	OneWater Marine Inc. Class A	117,234	4,714
*	El Pollo Loco Holdings Inc.	278,265	4,703
*	Latham Group Inc.	284,008	4,658
*,1	Membership Collective Group Inc. Class A	373,500	4,646
*	Full House Resorts Inc.	435,658	4,622
*	Barnes & Noble Education Inc.	455,598	4,551
*,1	Vinco Ventures Inc.	700,817	4,492
*	Express Inc.	950,025	4,484
*,1	Electric Last Mile Solutions I	606,564	4,483
*	1847 Goedeker Inc.	1,400,340	4,397
*,1	Arcimoto Inc.	374,892	4,285
	Del Taco Restaurants Inc.	483,671	4,222
*	Nautilus Inc.	439,947	4,096
*	Lands' End Inc.	172,421	4,059
	Rocky Brands Inc.	80,566	3,836
	Hooker Furnishings Corp.	138,744	3,745
*	Kirkland's Inc.	193,943	3,726
*	Container Store Group Inc.	386,997	3,684
*	CarLotz Inc.	963,815	3,672
*	Dream Finders Homes Inc. Class A	210,968	3,656
*	Select Interior Concepts Inc. Class A	245,458	3,540
*	F45 Training Holdings Inc.	236,031	3,531
*,1	Vizio Holding Corp. Class A	164,867	3,502
*,1	Weber Inc. Class A	191,877	3,375
*	ONE Group Hospitality Inc.	313,487	3,351
*	Build-A-Bear Workshop Inc.	196,588	3,330
*	Drive Shack Inc.	1,181,345	3,320
*,1	Aterian Inc.	302,870	3,280
*	Universal Technical Institute Inc.	477,477	3,228
*	PlayAGS Inc.	397,746	3,134
	Superior Group of Cos. Inc.	133,666	3,113
*	Vera Bradley Inc.	324,296	3,052
*	European Wax Center Inc. Class A	107,849	3,021
	Flexsteel Industries Inc.	97,544	3,012
*	Tile Shop Holdings Inc.	388,422	2,979
	Lifetime Brands Inc.	160,330	2,916
*	Fiesta Restaurant Group Inc.	256,950	2,816
*	Superior Industries International Inc.	380,817	2,685

		Shares	Market Value ($000)
*,1	Inspired Entertainment Inc.	221,770	2,595
*	VOXX International Corp. Class A	225,998	2,588
*	Legacy Housing Corp.	140,965	2,533
	Bassett Furniture Industries Inc.	138,266	2,504
*	Lakeland Industries Inc.	119,185	2,503
	Nathan's Famous Inc.	40,805	2,496
	Escalade Inc.	128,937	2,438
*	Duluth Holdings Inc. Class B	178,509	2,433
*	Lazydays Holdings Inc.	111,353	2,376
*	Delta Apparel Inc.	85,828	2,344
*	Lincoln Educational Services Corp.	347,735	2,326
*	Snap One Holdings Corp.	137,055	2,285
*	Kura Sushi USA Inc. Class A	52,127	2,277
*,1	Hall of Fame Resort & Entertainment Co.	858,551	2,275
*,1	XpresSpa Group Inc.	1,522,426	2,238
*	Strattec Security Corp.	55,684	2,166
*	Potbelly Corp.	317,926	2,156
*	Horizon Global Corp.	297,906	2,094
*	Torrid Holdings Inc.	129,217	1,994
*	BBQ Holdings Inc.	130,244	1,965
	Carrols Restaurant Group Inc.	521,862	1,910
	Culp Inc.	148,239	1,909
*	Aspen Group Inc.	333,112	1,855
[1]	JOANN Inc.	164,180	1,829
	Weyco Group Inc.	77,659	1,760
	Marine Products Corp.	139,203	1,741
*	Landsea Homes Corp.	198,908	1,723
*,1	Tuesday Morning Corp.	573,426	1,606
*	Casper Sleep Inc.	369,426	1,577
*	Blue Apron Holdings Inc. Class A	211,066	1,551
*	Target Hospitality Corp.	391,662	1,461
*,1	BurgerFi International Inc.	168,308	1,458
	Hamilton Beach Brands Holding Co. Class A	92,185	1,445
*,1	Esports Entertainment Group Inc.	205,120	1,376
*,1	Remark Holdings Inc.	1,302,650	1,368
*	Charles & Colvard Ltd.	452,868	1,350
*,1	LMP Automotive Holdings Inc.	85,767	1,320
*	RumbleON Inc. Class B	33,771	1,316
*,1	Waitr Holdings Inc.	1,485,214	1,315
*	Regis Corp.	349,053	1,215
*,1	AYRO Inc.	331,643	1,131
*	Biglari Holdings Inc. Class B	6,460	1,110
*	Biglari Holdings Inc. Class A	1,334	1,094
*	iMedia Brands Inc.	186,086	1,070
*	Koss Corp.	62,008	1,014
*	Zovio Inc. Class A	421,730	1,008
*	1stdibs.com Inc.	79,570	987
*,1	J. Jill Inc.	54,316	944
*	JAKKS Pacific Inc.	78,138	928
*	Dixie Group Inc.	190,696	927
*,1	StoneMor Inc.	375,324	927
*	Live Ventures Inc.	20,073	758
*	Xponential Fitness Inc. Class A	56,539	717
*	Luby's Inc.	168,732	705
*	Sypris Solutions Inc.	190,766	681
	Educational Development Corp.	64,915	633
*	Toughbuilt Industries Inc.	1,215,535	623
	Crown Crafts Inc.	82,227	608

		Shares	Market Value ($000)
*	Ark Restaurants Corp.	38,530	597
*	Greenlane Holdings Inc. Class A	248,636	589
*	Dutch Bros Inc. Class A	12,631	547
*	Good Times Restaurants Inc.	99,619	510
*,1	Harbor Custom Development Inc.	208,572	490
*,1	Esports Technologies Inc.	13,349	448
	Dover Motorsports Inc.	180,810	438
*	Nephros Inc.	44,580	391
*	Brilliant Earth Group Inc. Class A	26,835	360
*	Forward Industries Inc.	139,573	334
*	Vince Holding Corp.	40,299	333
	AMCON Distributing Co.	2,123	316
*	Rave Restaurant Group Inc.	209,299	274
*	Comstock Holding Cos. Inc. Class A	52,273	250
*	Flanigan's Enterprises Inc.	8,326	222
*	Unique Fabricating Inc.	65,040	215
*,1	TRxADE HEALTH Inc.	39,629	197
*	Amesite Inc.	103,256	185
*,1	Digital Brands Group Inc.	59,422	181
*	aka Brands Holding Corp.	20,153	173
*	iPower Inc.	42,702	169
*	Xcel Brands Inc.	113,019	168
*	Yunhong CTI Ltd.	80,660	154
*	Muscle Maker Inc.	122,856	140
*	Allied Esports Entertainment Inc.	77,728	138
*	Nova Lifestyle Inc.	60,182	137
*	Emerson Radio Corp.	68,379	77
*	Envela Corp.	17,179	71
*	Canterbury Park Holding Corp.	2,678	44
*,2	Contra A/S CVR	448,712	40
	Jerash Holdings US Inc.	2,870	19
*	Amergent Hospitality Group Inc.	19,975	10
*,2	Contra Costa County Board of Education CVR	13,673	3
*,2	resTORbio Inc. CVR	31,197	—
			13,166,391
Consumer Staples (2.6%)
	Keurig Dr Pepper Inc.	9,782,965	334,186
*	Darling Ingredients Inc.	2,183,259	156,976
	Bunge Ltd.	1,907,919	155,152
*	US Foods Holding Corp.	3,001,543	104,033
*	BJ's Wholesale Club Holdings Inc.	1,843,093	101,223
*	Performance Food Group Co.	2,068,909	96,122
	Casey's General Stores Inc.	495,887	93,450
*	Post Holdings Inc.	774,738	85,345
*,1	Beyond Meat Inc.	799,802	84,187
*	Freshpet Inc.	581,189	82,930
	Ingredion Inc.	882,969	78,593
*	Boston Beer Co. Inc. Class A	125,443	63,945
	Flowers Foods Inc.	2,688,991	63,541
*	Herbalife Nutrition Ltd.	1,319,033	55,901
	Spectrum Brands Holdings Inc.	559,245	53,503
	Sanderson Farms Inc.	282,490	53,165
*	Hain Celestial Group Inc.	1,129,355	48,314
*	Celsius Holdings Inc.	505,841	45,571
	Lancaster Colony Corp.	258,725	43,675
	WD-40 Co.	183,554	42,489
[1]	Albertsons Cos. Inc. Class A	1,269,878	39,531
*	Simply Good Foods Co.	1,142,589	39,408

		Shares	Market Value ($000)
*	United Natural Foods Inc.	757,595	36,683
*	Sprouts Farmers Market Inc.	1,553,988	36,006
*	Coty Inc. Class A	4,494,225	35,325
	Energizer Holdings Inc.	834,160	32,574
*	Hostess Brands Inc. Class A	1,788,254	31,062
*	TreeHouse Foods Inc.	765,700	30,536
	Medifast Inc.	158,425	30,519
*	Beauty Health Co.	1,147,642	29,804
	J & J Snack Foods Corp.	193,545	29,578
	Nu Skin Enterprises Inc. Class A	662,158	26,798
	Edgewell Personal Care Co.	738,142	26,795
[1]	B&G Foods Inc.	883,820	26,417
*	Grocery Outlet Holding Corp.	1,192,083	25,713
	Coca-Cola Consolidated Inc.	64,614	25,470
	PriceSmart Inc.	322,635	25,020
	Vector Group Ltd.	1,763,288	22,482
*	Central Garden & Pet Co. Class A	495,637	21,312
	Reynolds Consumer Products Inc.	733,845	20,063
*	Pilgrim's Pride Corp.	650,346	18,912
	Cal-Maine Foods Inc.	500,470	18,097
	Inter Parfums Inc.	231,570	17,314
	Universal Corp.	348,462	16,841
	National Beverage Corp.	319,640	16,778
*	elf Beauty Inc.	576,659	16,752
*	BellRing Brands Inc. Class A	520,842	16,016
*	USANA Health Sciences Inc.	161,252	14,867
*	Chefs' Warehouse Inc.	448,511	14,608
	Fresh Del Monte Produce Inc.	433,000	13,951
	Seaboard Corp.	3,359	13,772
	Utz Brands Inc.	779,899	13,360
	Andersons Inc.	420,184	12,954
	Ingles Markets Inc. Class A	195,584	12,914
	Weis Markets Inc.	225,561	11,853
	SpartanNash Co.	485,855	10,640
*	Rite Aid Corp.	746,135	10,595
*,1	Tattooed Chef Inc.	568,774	10,483
	MGP Ingredients Inc.	160,932	10,477
	John B Sanfilippo & Son Inc.	122,454	10,007
	Calavo Growers Inc.	254,615	9,736
*	Central Garden & Pet Co.	191,070	9,171
	Turning Point Brands Inc.	175,255	8,368
*	Mission Produce Inc.	402,790	7,403
	Tootsie Roll Industries Inc.	242,570	7,381
*	Veru Inc.	778,458	6,640
*	22nd Century Group Inc.	2,122,247	6,282
*	Duckhorn Portfolio Inc.	272,971	6,248
*	Seneca Foods Corp. Class A	108,820	5,247
*	Whole Earth Brands Inc.	441,110	5,095
*,1	AppHarvest Inc.	771,086	5,027
*	Vital Farms Inc.	276,047	4,850
*,1	Honest Co. Inc.	365,590	3,795
*	Landec Corp.	382,310	3,525
*,1	Vintage Wine Estates Inc.	329,600	3,365
*,1	HF Foods Group Inc.	541,913	3,279
	Limoneira Co.	188,333	3,045
*	Olaplex Holdings Inc.	113,511	2,781
	Nature's Sunshine Products Inc.	181,704	2,662
*	NewAge Inc.	1,883,252	2,618

		Shares	Market Value ($000)
	Village Super Market Inc. Class A	120,104	2,604
	Alico Inc.	68,825	2,357
	Oil-Dri Corp. of America	62,303	2,181
	Natural Grocers by Vitamin Cottage Inc.	180,709	2,028
*,1	Alkaline Water Co. Inc.	1,176,677	1,871
*	Farmer Bros Co.	221,453	1,862
*,1	LifeMD Inc.	270,294	1,679
*	Lifevantage Corp.	195,843	1,326
*	Zevia PBC Class A	115,203	1,326
*	S&W Seed Co.	488,943	1,266
*	Natural Alternatives International Inc.	75,275	1,015
*,1	Revlon Inc. Class A	98,392	995
*	Better Choice Co. Inc.	262,500	974
*	Willamette Valley Vineyards Inc.	73,032	929
*,1	Laird Superfood Inc.	46,472	887
*	Sovos Brands Inc.	61,726	861
	Natural Health Trends Corp.	109,655	786
	United-Guardian Inc.	52,333	742
*	Rocky Mountain Chocolate Factory Inc.	96,007	710
*	Reed's Inc.	1,119,286	672
*,1	Arcadia Biosciences Inc.	301,514	624
*	Lifeway Foods Inc.	87,868	491
*	RiceBran Technologies	697,387	411
*	Guardion Health Sciences Inc.	273,215	347
*	Eastside Distilling Inc.	132,920	346
	Ocean Bio-Chem Inc.	31,040	289
*	Coffee Holding Co. Inc.	55,673	253
	Mannatech Inc.	7,386	241
*	Thorne HealthTech Inc.	26,831	232
*	Summer Infant Inc.	18,966	164
*	Cyanotech Corp.	51,994	151
*	Ifresh Inc.	140,286	145
*	Bridgford Foods Corp.	4,554	55
*	MedAvail Holdings Inc.	9,280	27
*,1	Jupiter Wellness Inc.	16,930	24
			2,851,977
Energy (2.7%)
*	Cheniere Energy Inc.	3,165,195	309,145
	Targa Resources Corp.	3,066,011	150,878
	Cimarex Energy Co.	1,376,202	120,005
	Ovintiv Inc.	3,524,069	115,871
	Texas Pacific Land Corp.	83,572	101,069
*	EQT Corp.	4,053,237	82,929
*	Range Resources Corp.	3,508,595	79,399
	Chesapeake Energy Corp.	1,282,301	78,977
*	Antero Resources Corp.	3,848,305	72,387
	HollyFrontier Corp.	2,017,856	66,852
*	NOV Inc.	5,048,024	66,180
	PDC Energy Inc.	1,331,659	63,107
	DT Midstream Inc.	1,305,202	60,353
*	ChampionX Corp.	2,689,416	60,135
	Matador Resources Co.	1,491,212	56,726
	Equitrans Midstream Corp.	5,469,264	55,458
*	Southwestern Energy Co.	9,189,635	50,911
	Murphy Oil Corp.	1,977,284	49,373
*	Denbury Inc.	682,916	47,975
*	California Resources Corp.	1,080,870	44,316
	Antero Midstream Corp.	4,203,237	43,798

		Shares	Market Value ($000)
*	TechnipFMC plc	5,775,955	43,493
	SM Energy Co.	1,608,072	42,421
	Helmerich & Payne Inc.	1,434,110	39,309
*	CNX Resources Corp.	2,958,671	37,338
	Continental Resources Inc.	798,785	36,864
	Magnolia Oil & Gas Corp. Class A	1,930,080	34,336
*	Renewable Energy Group Inc.	677,913	34,031
*	Whiting Petroleum Corp.	529,171	30,909
*,1	Transocean Ltd.	8,085,533	30,644
*	Valaris Ltd.	854,155	29,793
	Cactus Inc. Class A	768,891	29,003
	World Fuel Services Corp.	854,022	28,712
*	Callon Petroleum Co.	537,125	26,362
	Oasis Petroleum Inc.	251,520	25,006
	Patterson-UTI Energy Inc.	2,610,554	23,495
*	Green Plains Inc.	692,077	22,596
*	Noble Corp.	774,545	20,959
*	Tellurian Inc.	5,061,209	19,789
*	Arch Resources Inc.	209,495	19,431
	Bonanza Creek Energy Inc.	387,609	18,566
*	Delek US Holdings Inc.	1,018,051	18,294
*	Clean Energy Fuels Corp.	2,235,871	18,222
*	Oceaneering International Inc.	1,364,053	18,169
	Core Laboratories NV	635,710	17,641
*,1	Gevo Inc.	2,635,051	17,497
*	Weatherford International plc	860,079	16,918
*	PBF Energy Inc. Class A	1,297,525	16,829
*	Peabody Energy Corp.	1,130,943	16,727
*	Kosmos Energy Ltd.	5,580,543	16,518
*	Centennial Resource Development Inc. Class A	2,464,447	16,512
	New Fortress Energy Inc. Class A	566,934	15,732
*	Liberty Oilfield Services Inc. Class A	1,293,387	15,689
*	Aspen Aerogels Inc.	334,838	15,406
	Northern Oil & Gas Inc.	707,602	15,143
	Archrock Inc.	1,757,640	14,501
*	Laredo Petroleum Inc.	174,727	14,165
*	Dril-Quip Inc.	466,245	11,740
*	Comstock Resources Inc.	1,120,840	11,601
*	Gulfport Energy Operating Corp.	140,071	11,515
*	CONSOL Energy Inc.	418,186	10,881
	Brigham Minerals Inc. Class A	560,323	10,736
*	ProPetro Holding Corp.	1,224,394	10,591
	International Seaways Inc.	575,440	10,485
*	Bristow Group Inc. Class A	322,383	10,261
*	Extraction Oil & Gas Inc.	178,731	10,089
*	NexTier Oilfield Solutions Inc.	2,165,520	9,961
*	Uranium Energy Corp.	3,172,387	9,676
*	Par Pacific Holdings Inc.	609,241	9,577
*	Nabors Industries Ltd.	98,905	9,542
*	DMC Global Inc.	250,917	9,261
*	Contango Oil & Gas Co.	1,786,761	8,165
*	US Silica Holdings Inc.	1,009,208	8,064
*	Helix Energy Solutions Group Inc.	1,888,795	7,329
	CVR Energy Inc.	412,750	6,876
	Berry Corp.	938,245	6,765
*,1	Aemetis Inc.	364,700	6,667
*	Tidewater Inc.	543,949	6,560
*	Expro Group Holdings NV	2,136,968	6,283

		Shares	Market Value ($000)
*	Talos Energy Inc.	443,471	6,107
*	Penn Virginia Corp.	225,677	6,019
*	SandRidge Energy Inc.	451,533	5,874
*	TETRA Technologies Inc.	1,820,648	5,680
*	Oil States International Inc.	880,989	5,630
*	Centrus Energy Corp. Class A	144,048	5,569
*	Vine Energy Inc. Class A	320,543	5,279
*,1	Camber Energy Inc.	1,359,125	5,192
*	REX American Resources Corp.	64,700	5,168
*	W&T Offshore Inc.	1,378,759	5,129
	Dorian LPG Ltd.	409,949	5,087
*	Select Energy Services Inc. Class A	918,285	4,766
*	Alto Ingredients Inc.	930,101	4,595
*	Newpark Resources Inc.	1,316,571	4,345
*	RPC Inc.	796,790	3,872
	Solaris Oilfield Infrastructure Inc. Class A	442,404	3,690
*	Goodrich Petroleum Corp.	152,765	3,614
*,1	Ring Energy Inc.	1,190,102	3,511
*	FTS International Inc. Class A	126,958	3,123
*	Earthstone Energy Inc. Class A	336,714	3,098
*	Vertex Energy Inc.	579,516	3,037
*	Amplify Energy Corp.	544,408	2,896
	Altus Midstream Co.	40,208	2,776
	Falcon Minerals Corp.	586,991	2,759
	Evolution Petroleum Corp.	434,729	2,469
*	SilverBow Resources Inc.	93,161	2,282
*	Overseas Shipholding Group Inc. Class A	1,082,961	2,253
*	VAALCO Energy Inc.	758,252	2,229
*	Natural Gas Services Group Inc.	179,108	1,859
	NACCO Industries Inc. Class A	60,128	1,794
*	Epsilon Energy Ltd.	270,073	1,739
*	Exterran Corp.	390,825	1,735
*	Geospace Technologies Corp.	179,472	1,714
*	Ecoark Holdings Inc.	288,073	1,512
[1]	Riley Exploration Permian Inc.	59,810	1,404
*	Forum Energy Technologies Inc.	59,901	1,350
*	SEACOR Marine Holdings Inc.	290,272	1,344
	PHX Minerals Inc.	393,262	1,203
*	NextDecade Corp.	375,370	1,044
*,1	American Resources Corp.	486,909	925
*	Hallador Energy Co.	307,113	909
*	Gulf Island Fabrication Inc.	227,764	904
*	Smart Sand Inc.	336,956	826
	Adams Resources & Energy Inc.	26,508	805
*,1	ENGlobal Corp.	297,643	795
*	Dawson Geophysical Co.	260,024	647
*	Ranger Energy Services Inc. Class A	65,910	606
*	Battalion Oil Corp.	56,942	554
*	Profire Energy Inc.	442,395	509
*	US Well Services Inc. Class A	676,050	490
*	Mammoth Energy Services Inc.	157,918	460
*,1	Lightbridge Corp.	83,772	408
*,1	KLX Energy Services Holdings Inc.	79,207	377
*,1	Superior Drilling Products Inc.	200,379	351
*	Nine Energy Service Inc.	182,633	334
*,1	US Energy Corp. Wyoming	72,244	331
*,1	ION Geophysical Corp.	237,611	316
*	MIND Technology Inc.	165,579	311

		Shares	Market Value ($000)
*	NCS Multistage Holdings Inc.	10,147	298
*,1	Houston American Energy Corp.	128,737	294
*	PrimeEnergy Resources Corp.	4,181	251
*	New Concept Energy Inc.	54,202	231
*	Independence Contract Drilling Inc.	75,420	226
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	37,085	217
*	PEDEVCO Corp.	132,348	196
*,1	Barnwell Industries Inc.	62,082	188
*	Mexco Energy Corp.	16,503	172
*,1	Nuverra Environmental Solutions Inc.	56,792	112
*,1	Enservco Corp.	76,526	109
*,1,2	Miragen Therapeutics Inc. CVR	330,960	7
*,1,2	Harvest Natural Resources Inc.	133,886	—
			2,981,395
Financials (13.9%)
	Blackstone Inc.	9,224,199	1,073,143
	KKR & Co. Inc.	7,831,169	476,762
	Ally Financial Inc.	4,845,273	247,351
	Signature Bank	816,081	222,203
*	Markel Corp.	184,263	220,218
*	Arch Capital Group Ltd.	5,319,576	203,101
	FactSet Research Systems Inc.	507,290	200,268
*	Upstart Holdings Inc.	619,732	196,108
	Fidelity National Financial Inc.	3,838,240	174,026
	Apollo Global Management Inc.	2,825,400	174,016
	LPL Financial Holdings Inc.	1,083,857	169,905
	Annaly Capital Management Inc.	19,464,676	163,893
	Ares Management Corp. Class A	2,153,422	158,987
	Equitable Holdings Inc.	5,172,612	153,316
	Western Alliance Bancorp	1,405,283	152,923
	East West Bancorp Inc.	1,900,607	147,373
*	SoFi Technologies Inc.	7,850,292	124,663
	First Horizon Corp.	7,409,418	120,699
*	Athene Holding Ltd. Class A	1,706,828	117,549
*	Alleghany Corp.	185,830	116,034
	Tradeweb Markets Inc. Class A	1,402,756	113,315
	American Financial Group Inc.	888,992	111,862
	AGNC Investment Corp.	7,086,320	111,751
	Reinsurance Group of America Inc.	919,975	102,356
	Commerce Bancshares Inc.	1,427,117	99,442
	Jefferies Financial Group Inc.	2,671,181	99,181
	First American Financial Corp.	1,467,513	98,397
	Pinnacle Financial Partners Inc.	1,031,273	97,022
	Stifel Financial Corp.	1,406,808	95,607
	Janus Henderson Group plc	2,309,091	95,435
	Starwood Property Trust Inc.	3,876,698	94,630
	Voya Financial Inc.	1,527,618	93,780
	Cullen/Frost Bankers Inc.	762,046	90,394
	Prosperity Bancshares Inc.	1,249,870	88,903
	RenaissanceRe Holdings Ltd.	635,372	88,571
*	Coinbase Global Inc. Class A	386,156	87,843
	Carlyle Group Inc.	1,852,944	87,607
	Old Republic International Corp.	3,757,899	86,920
	Synovus Financial Corp.	1,963,468	86,177
	SEI Investments Co.	1,437,797	85,261
	Popular Inc.	1,083,121	84,126
	Affiliated Managers Group Inc.	556,016	84,008
	Morningstar Inc.	317,077	82,132

		Shares	Market Value ($000)
	Primerica Inc.	531,486	81,652
	New York Community Bancorp Inc.	6,312,214	81,238
	First Citizens BancShares Inc. Class A	95,763	80,745
	First Financial Bankshares Inc.	1,721,553	79,105
	OneMain Holdings Inc.	1,381,956	76,464
	SLM Corp.	4,178,411	73,540
	Interactive Brokers Group Inc. Class A	1,172,137	73,071
	Valley National Bancorp	5,449,289	72,530
	Evercore Inc. Class A	536,520	71,717
	PacWest Bancorp	1,577,353	71,486
	Bank OZK	1,653,013	71,047
	SouthState Corp.	946,309	70,661
*	Credit Acceptance Corp.	120,641	70,611
	Glacier Bancorp Inc.	1,267,200	70,140
	Lazard Ltd. Class A	1,528,489	70,005
	New Residential Investment Corp.	6,302,866	69,332
	MGIC Investment Corp.	4,608,690	68,946
	Unum Group	2,745,597	68,805
	Webster Financial Corp.	1,222,072	66,554
	CIT Group Inc.	1,275,987	66,288
	Essent Group Ltd.	1,499,453	65,991
	Sterling Bancorp	2,614,883	65,267
	Blackstone Mortgage Trust Inc. Class A	2,107,320	63,894
	Houlihan Lokey Inc. Class A	688,630	63,423
	United Bankshares Inc.	1,729,492	62,919
	Hanover Insurance Group Inc.	480,860	62,329
	Wintrust Financial Corp.	759,503	61,041
	Selective Insurance Group Inc.	806,830	60,940
	Erie Indemnity Co. Class A	336,778	60,088
	Umpqua Holdings Corp.	2,927,507	59,282
	Radian Group Inc.	2,512,005	57,073
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,063,766	56,890
	UMB Financial Corp.	575,128	55,621
[1]	Blue Owl Capital Inc.	3,561,659	55,419
	Hancock Whitney Corp.	1,156,617	54,500
	RLI Corp.	535,508	53,695
	Kemper Corp.	803,916	53,694
	Pacific Premier Bancorp Inc.	1,280,695	53,072
	BankUnited Inc.	1,239,287	51,827
	ServisFirst Bancshares Inc.	657,549	51,157
	Moelis & Co. Class A	823,205	50,932
	First Hawaiian Inc.	1,722,888	50,567
*	Brighthouse Financial Inc.	1,117,974	50,566
*	Open Lending Corp. Class A	1,380,486	49,794
	FNB Corp.	4,263,429	49,541
	Community Bank System Inc.	719,994	49,262
	Axis Capital Holdings Ltd.	1,058,335	48,726
	FirstCash Inc.	554,726	48,539
	Home BancShares Inc.	2,022,963	47,600
	Kinsale Capital Group Inc.	291,729	47,173
	Chimera Investment Corp.	3,162,102	46,957
	Ameris Bancorp	899,243	46,653
	Investors Bancorp Inc.	3,057,246	46,195
	Assured Guaranty Ltd.	971,402	45,471
	Eastern Bankshares Inc.	2,226,443	45,197
	Bank of Hawaii Corp.	547,396	44,980
	White Mountains Insurance Group Ltd.	41,677	44,578
	Walker & Dunlop Inc.	390,413	44,312

		Shares	Market Value ($000)
	Associated Banc-Corp	2,050,961	43,932
*	Mr Cooper Group Inc.	1,065,031	43,847
	Simmons First National Corp. Class A	1,462,634	43,235
	Cathay General Bancorp	1,039,447	43,023
	Federated Hermes Inc. Class B	1,319,703	42,890
	Artisan Partners Asset Management Inc. Class A	862,225	42,180
	BancorpSouth Bank	1,414,146	42,113
	Navient Corp.	2,131,536	42,055
*	Texas Capital Bancshares Inc.	683,108	41,000
*	Silvergate Capital Corp. Class A	352,911	40,761
	CNO Financial Group Inc.	1,669,485	39,300
	Hamilton Lane Inc. Class A	462,478	39,227
	Goosehead Insurance Inc. Class A	256,345	39,039
*	Enstar Group Ltd.	164,943	38,717
	United Community Banks Inc.	1,174,489	38,547
	Atlantic Union Bankshares Corp.	1,036,735	38,204
	Old National Bancorp	2,240,395	37,975
*	Axos Financial Inc.	734,343	37,848
*	Green Dot Corp. Class A	746,427	37,568
*	LendingClub Corp.	1,328,513	37,517
	First Bancorp (XNYS)	2,825,096	37,150
	PROG Holdings Inc.	881,310	37,024
	BOK Financial Corp.	412,702	36,957
	Columbia Banking System Inc.	968,174	36,781
	Cadence Bancorp Class A	1,672,164	36,721
*	Focus Financial Partners Inc. Class A	690,087	36,140
	Flagstar Bancorp Inc.	710,913	36,100
*	Trupanion Inc.	462,485	35,921
	Independent Bank Group Inc.	491,403	34,909
	CVB Financial Corp.	1,694,227	34,511
*	Cannae Holdings Inc.	1,106,882	34,435
	Independent Bank Corp. (XNGS)	448,527	34,155
	Arbor Realty Trust Inc.	1,830,038	33,911
*,1	Lemonade Inc.	505,436	33,869
	American Equity Investment Life Holding Co.	1,108,980	32,793
	Fulton Financial Corp.	2,146,088	32,792
	WSFS Financial Corp.	634,442	32,553
	Washington Federal Inc.	934,135	32,050
*	Triumph Bancorp Inc.	319,260	31,968
	Santander Consumer USA Holdings Inc.	744,359	31,040
	First Merchants Corp.	734,465	30,730
	WesBanco Inc.	882,509	30,076
	American National Group Inc.	158,607	29,981
	First Financial Bancorp	1,278,700	29,934
	International Bancshares Corp.	716,130	29,820
[1]	Rocket Cos. Inc. Class A	1,845,954	29,609
	Sandy Spring Bancorp Inc.	643,985	29,507
	Virtus Investment Partners Inc.	94,989	29,477
	First Midwest Bancorp Inc.	1,548,347	29,434
	Virtu Financial Inc. Class A	1,174,832	28,701
	Cohen & Steers Inc.	337,258	28,252
	PennyMac Financial Services Inc.	457,249	27,952
	Hilltop Holdings Inc.	849,885	27,766
	Renasant Corp.	764,855	27,573
	Live Oak Bancshares Inc.	431,307	27,444
	Towne Bank	879,605	27,365
	Trustmark Corp.	845,076	27,228
	Piper Sandler Cos.	195,114	27,016

		Shares	Market Value ($000)
*	PRA Group Inc.	640,236	26,980
*	NMI Holdings Inc. Class A	1,180,377	26,688
	Two Harbors Investment Corp.	4,207,428	26,675
	PennyMac Mortgage Investment Trust	1,353,898	26,658
	Veritex Holdings Inc.	676,380	26,622
	PJT Partners Inc. Class A	335,069	26,507
	Apollo Commercial Real Estate Finance Inc.	1,779,397	26,388
*	Palomar Holdings Inc.	323,221	26,126
*	Genworth Financial Inc. Class A	6,842,087	25,658
	Banner Corp.	464,039	25,620
	Heartland Financial USA Inc.	531,646	25,562
	Argo Group International Holdings Ltd.	481,780	25,159
	Eagle Bancorp Inc.	432,273	24,856
	Provident Financial Services Inc.	1,055,515	24,773
	Seacoast Banking Corp. of Florida	732,583	24,769
	Lakeland Financial Corp.	346,750	24,702
	MFA Financial Inc.	5,395,455	24,657
	Great Western Bancorp Inc.	744,129	24,363
	Park National Corp.	199,108	24,281
*	Ryan Specialty Group Holdings Inc. Class A	715,417	24,231
	BGC Partners Inc. Class A	4,596,730	23,949
	Enterprise Financial Services Corp.	528,691	23,939
	Hope Bancorp Inc.	1,622,884	23,434
	Northwest Bancshares Inc.	1,753,674	23,289
*	BRP Group Inc. Class A	696,082	23,173
	Meta Financial Group Inc.	440,100	23,096
*	Hippo Holdings Inc.	4,903,006	22,946
	Stewart Information Services Corp.	353,058	22,334
	StepStone Group Inc. Class A	514,531	21,940
	Horace Mann Educators Corp.	551,167	21,931
	New York Mortgage Trust Inc.	5,119,664	21,810
*	LendingTree Inc.	155,569	21,753
	NBT Bancorp Inc.	590,728	21,337
*	Selectquote Inc.	1,631,631	21,097
	FB Financial Corp.	491,512	21,076
	Brightsphere Investment Group Inc.	792,152	20,699
	Capitol Federal Financial Inc.	1,784,054	20,499
	Westamerica Bancorp	362,449	20,391
	Mercury General Corp.	364,684	20,302
	Redwood Trust Inc.	1,561,201	20,124
*	Encore Capital Group Inc.	398,823	19,650
*	Bancorp Inc.	771,348	19,631
	James River Group Holdings Ltd.	510,225	19,251
	First Interstate BancSystem Inc. Class A	474,995	19,123
	Stock Yards Bancorp Inc.	325,420	19,086
	Nelnet Inc. Class A	232,816	18,448
	Berkshire Hills Bancorp Inc.	664,305	17,923
	Broadmark Realty Capital Inc.	1,816,536	17,911
	OFG Bancorp	704,202	17,760
	First Commonwealth Financial Corp.	1,300,621	17,727
	ProAssurance Corp.	744,580	17,706
*	Enova International Inc.	504,781	17,440
	Southside Bancshares Inc.	453,439	17,362
	OceanFirst Financial Corp.	810,746	17,358
*	Customers Bancorp Inc.	401,743	17,283
	Ladder Capital Corp.	1,540,005	17,017
	First Bancorp (XNGS)	389,424	16,749
	City Holding Co.	210,070	16,367

		Shares	Market Value ($000)
	Premier Financial Corp.	513,733	16,357
	First Busey Corp.	661,986	16,305
	Brookline Bancorp Inc.	1,066,102	16,269
	TriCo Bancshares	374,000	16,232
	National Bank Holdings Corp. Class A	397,687	16,098
	Employers Holdings Inc.	405,011	15,994
	Safety Insurance Group Inc.	201,025	15,931
	AMERISAFE Inc.	282,668	15,875
	BancFirst Corp.	262,067	15,755
	Meridian Bancorp Inc.	758,344	15,743
	S&T Bancorp Inc.	514,350	15,158
	Dime Community Bancshares Inc.	458,232	14,966
*	StoneX Group Inc.	227,092	14,965
	ConnectOne Bancorp Inc.	496,108	14,888
	First Foundation Inc.	547,783	14,407
	Cowen Inc. Class A	404,266	13,870
*	Donnelley Financial Solutions Inc.	399,031	13,814
	German American Bancorp Inc.	343,724	13,278
*	eHealth Inc.	324,005	13,122
	Tompkins Financial Corp.	162,071	13,113
	B. Riley Financial Inc.	218,243	12,885
	Kearny Financial Corp.	1,029,906	12,802
	Preferred Bank	190,190	12,682
	TFS Financial Corp.	663,758	12,651
	Washington Trust Bancorp Inc.	237,880	12,603
	Heritage Financial Corp.	491,666	12,537
	Bryn Mawr Bank Corp.	270,197	12,416
*,1	Invesco Mortgage Capital Inc.	3,940,499	12,413
	Origin Bancorp Inc.	291,771	12,357
	Ellington Financial Inc.	675,253	12,350
	Lakeland Bancorp Inc.	696,997	12,288
	State Auto Financial Corp.	234,434	11,944
	First Bancshares Inc.	306,872	11,901
*	Nicolet Bankshares Inc.	159,770	11,852
	HomeStreet Inc.	285,827	11,762
	BrightSpire Capital Inc. Class A	1,227,574	11,527
	Northfield Bancorp Inc.	666,004	11,429
	ARMOUR Residential REIT Inc.	1,046,916	11,286
	Ready Capital Corp.	782,099	11,286
	Banc of California Inc.	602,293	11,136
*	Metropolitan Bank Holding Corp.	132,070	11,134
	CNA Financial Corp.	264,232	11,087
	Federal Agricultural Mortgage Corp. Class C	102,000	11,069
	1st Source Corp.	233,744	11,042
	QCR Holdings Inc.	213,984	11,007
	Univest Financial Corp.	388,906	10,652
*	Blucora Inc.	677,154	10,557
	Allegiance Bancshares Inc.	273,431	10,431
	Altabancorp	232,769	10,279
*	World Acceptance Corp.	54,122	10,260
*	SiriusPoint Ltd.	1,096,064	10,150
	Peoples Bancorp Inc.	318,808	10,078
	Horizon Bancorp Inc.	553,710	10,061
	HarborOne Bancorp Inc.	711,293	9,987
	Central Pacific Financial Corp.	385,960	9,911
	Camden National Corp.	206,380	9,886
	TPG RE Finance Trust Inc.	790,159	9,782
*	Columbia Financial Inc.	525,928	9,730

		Shares	Market Value ($000)
	HCI Group Inc.	87,619	9,706
	Flushing Financial Corp.	429,073	9,697
	Heritage Commerce Corp.	815,916	9,489
	Granite Point Mortgage Trust Inc.	713,676	9,399
*	Ambac Financial Group Inc.	650,147	9,310
	Ares Commercial Real Estate Corp.	612,356	9,234
	Merchants Bancorp	233,650	9,222
	First Mid Bancshares Inc.	222,377	9,131
	Capstead Mortgage Corp.	1,341,208	8,973
	Hanmi Financial Corp.	446,384	8,954
*	Oscar Health Inc. Class A	509,440	8,859
[1]	Orchid Island Capital Inc.	1,752,506	8,570
	WisdomTree Investments Inc.	1,507,093	8,545
	Cambridge Bancorp	94,372	8,305
	Bank of Marin Bancorp	217,710	8,219
*	MBIA Inc.	632,117	8,123
	KKR Real Estate Finance Trust Inc.	383,314	8,088
*	CrossFirst Bankshares Inc.	618,261	8,037
	Diamond Hill Investment Group Inc.	45,642	8,017
	Byline Bancorp Inc.	323,045	7,934
	TrustCo Bank Corp.	247,741	7,920
	Great Southern Bancorp Inc.	141,968	7,781
	Arrow Financial Corp.	226,061	7,767
*	TriState Capital Holdings Inc.	364,733	7,714
	Peapack-Gladstone Financial Corp.	227,560	7,591
*	Atlantic Capital Bancshares Inc.	283,650	7,514
	Sculptor Capital Management Inc. Class A	269,420	7,514
	Regional Management Corp.	128,967	7,503
[1]	UWM Holdings Corp.	1,078,640	7,497
	Community Trust Bancorp Inc.	177,501	7,473
	Dynex Capital Inc.	431,550	7,457
	Hingham Institution For Savings	21,856	7,359
*	Amerant Bancorp Inc. Class A	294,111	7,276
	Victory Capital Holdings Inc. Class A	201,374	7,050
	United Fire Group Inc.	304,437	7,033
	CBTX Inc.	266,096	7,020
	Alerus Financial Corp.	229,832	6,867
	First Financial Corp.	161,119	6,775
	A-Mark Precious Metals Inc.	112,718	6,765
	Reliant Bancorp Inc.	214,081	6,763
	Midland States Bancorp Inc.	266,960	6,602
	First of Long Island Corp.	317,815	6,547
	Financial Institutions Inc.	210,794	6,461
	First Community Bankshares Inc.	202,599	6,426
	National Western Life Group Inc. Class A	30,292	6,379
	MVB Financial Corp.	148,569	6,363
*	Oportun Financial Corp.	251,839	6,304
	Business First Bancshares Inc.	268,380	6,277
	Mercantile Bank Corp.	193,886	6,210
*	AssetMark Financial Holdings Inc.	248,292	6,175
	Independent Bank Corp.	286,985	6,164
	Bank First Corp.	86,114	6,103
	MidWestOne Financial Group Inc.	201,358	6,073
	Metrocity Bankshares Inc.	288,944	6,059
	West Bancorp Inc.	200,776	6,029
	Equity Bancshares Inc. Class A	180,511	6,025
*	EZCORP Inc. Class A	788,380	5,968
*	Bridgewater Bancshares Inc.	336,940	5,900

		Shares	Market Value ($000)
*,1	Root Inc. Class A	1,112,511	5,863
	Waterstone Financial Inc.	282,354	5,785
	HomeTrust Bancshares Inc.	205,084	5,738
	Bar Harbor Bankshares	203,187	5,699
	CNB Financial Corp.	226,927	5,523
	Farmers National Banc Corp.	348,790	5,480
	Oppenheimer Holdings Inc. Class A	120,321	5,449
	Capstar Financial Holdings Inc.	254,895	5,414
[1]	GCM Grosvenor Inc. Class A	468,785	5,400
*	Southern First Bancshares Inc.	99,850	5,342
	Citizens & Northern Corp.	210,047	5,306
	SmartFinancial Inc.	204,201	5,279
	Universal Insurance Holdings Inc.	404,168	5,270
	Capital City Bank Group Inc.	207,691	5,138
	Independence Holding Co.	101,927	5,055
	Old Second Bancorp Inc.	384,263	5,018
	Republic Bancorp Inc. Class A	96,654	4,896
*	Carter Bankshares Inc.	343,464	4,884
	Sierra Bancorp	193,044	4,687
	American National Bankshares Inc.	138,626	4,580
	FS Bancorp Inc.	130,075	4,502
*	Atlanticus Holdings Corp.	83,901	4,452
	Perella Weinberg Partners	335,748	4,449
	First Internet Bancorp	142,448	4,442
	Spirit of Texas Bancshares Inc.	181,960	4,403
	Civista Bancshares Inc.	187,611	4,358
	Home Bancorp Inc.	112,451	4,350
	Southern Missouri Bancorp Inc.	96,736	4,342
	Peoples Financial Services Corp.	94,038	4,285
	PCSB Financial Corp.	231,668	4,272
	Curo Group Holdings Corp.	243,655	4,223
*	Select Bancorp Inc.	241,785	4,171
	Great Ajax Corp.	305,433	4,120
*	Blue Foundry Bancorp	297,074	4,097
*	Coastal Financial Corp.	126,271	4,023
	Community Bankers Trust Corp.	348,816	3,966
*,1	Katapult Holdings Inc.	729,057	3,959
*	Citizens Inc. Class A	635,500	3,946
	RBB Bancorp	155,321	3,916
*	GoHealth Inc. Class A	766,932	3,858
	Investors Title Co.	21,121	3,857
	Guaranty Bancshares Inc.	107,199	3,843
	Provident Bancorp Inc.	239,689	3,840
	Northrim Bancorp Inc.	88,684	3,770
*,1	MetroMile Inc.	1,041,852	3,699
	Enterprise Bancorp Inc.	102,608	3,689
	South Plains Financial Inc.	148,509	3,621
	Orrstown Financial Services Inc.	154,325	3,611
	Northeast Bank	106,913	3,605
*	Professional Holding Corp. Class A	191,160	3,594
	ACNB Corp.	126,287	3,536
	Blue Ridge Bankshares Inc.	200,720	3,531
	Mid Penn Bancorp Inc.	127,031	3,500
	Territorial Bancorp Inc.	134,187	3,406
	First Bancorp Inc.	114,197	3,328
*	Bridge Investment Group Holdings Inc. Class A	186,883	3,302
	Red River Bancshares Inc.	66,164	3,298
	Farmers & Merchants Bancorp Inc.	147,016	3,293

		Shares	Market Value ($000)
	First Bank	233,403	3,289
	Shore Bancshares Inc.	184,377	3,269
*	Ocwen Financial Corp.	115,748	3,256
	Western New England Bancorp Inc.	378,097	3,225
	National Bankshares Inc.	88,792	3,224
	Amalgamated Financial Corp.	203,560	3,220
	Central Valley Community Bancorp	148,802	3,199
*	Howard Bancorp Inc.	156,997	3,184
	BCB Bancorp Inc.	215,463	3,180
*	Maiden Holdings Ltd.	1,003,760	3,172
	LCNB Corp.	179,470	3,166
	Evans Bancorp Inc.	82,516	3,160
	Greenhill & Co. Inc.	211,196	3,088
	Federal Agricultural Mortgage Corp. Class A	29,575	3,072
	Investar Holding Corp.	137,244	3,022
*	FVCBankcorp Inc.	149,266	2,984
*	Esquire Financial Holdings Inc.	103,795	2,975
	Capital Bancorp Inc.	123,462	2,971
	Bank of Commerce Holdings	194,565	2,952
*	Safeguard Scientifics Inc.	331,800	2,946
	Summit Financial Group Inc.	119,344	2,925
	PCB Bancorp	146,464	2,916
	Timberland Bancorp Inc.	100,556	2,911
	Ames National Corp.	124,916	2,906
*	Pacific Mercantile Bancorp	312,184	2,875
	Parke Bancorp Inc.	130,407	2,860
	Norwood Financial Corp.	111,007	2,854
	1st Constitution Bancorp	119,569	2,830
	Community Financial Corp.	76,608	2,825
	Tiptree Inc. Class A	278,267	2,788
	Donegal Group Inc. Class A	191,283	2,772
	Heritage Insurance Holdings Inc.	405,423	2,761
[1]	AG Mortgage Investment Trust Inc.	241,331	2,758
*	Greenlight Capital Re Ltd. Class A	363,026	2,683
	Codorus Valley Bancorp Inc.	118,831	2,678
*,1	MarketWise Inc.	323,500	2,672
	Macatawa Bank Corp.	328,515	2,638
	Bankwell Financial Group Inc.	88,451	2,603
	Western Asset Mortgage Capital Corp.	991,436	2,588
	County Bancorp Inc.	70,361	2,565
	First Northwest Bancorp	145,968	2,563
	Meridian Corp.	88,013	2,523
*	Republic First Bancorp Inc.	817,372	2,518
	Fidelity D&D Bancorp Inc.	49,587	2,501
	First Business Financial Services Inc.	86,743	2,490
	Richmond Mutual Bancorp Inc.	156,514	2,487
	Bank of Princeton	81,121	2,437
	C&F Financial Corp.	45,597	2,422
	Unity Bancorp Inc.	103,466	2,421
	Virginia National Bankshares Corp.	66,166	2,391
	Crawford & Co. Class B	266,506	2,388
	Cherry Hill Mortgage Investment Corp.	266,662	2,368
	Penns Woods Bancorp Inc.	97,760	2,323
*	First Western Financial Inc.	79,807	2,314
	Luther Burbank Corp.	171,379	2,298
*	BayCom Corp.	123,253	2,293
	Middlefield Banc Corp.	93,924	2,261
	Westwood Holdings Group Inc.	118,703	2,255

		Shares	Market Value ($000)
	ESSA Bancorp Inc.	135,557	2,250
	Riverview Bancorp Inc.	307,178	2,233
	BankFinancial Corp.	194,159	2,229
	AFC Gamma Inc.	102,629	2,215
	Chemung Financial Corp.	48,815	2,211
*	MainStreet Bancshares Inc.	91,863	2,204
	First Savings Financial Group Inc.	78,275	2,201
	Pzena Investment Management Inc. Class A	223,728	2,201
	ChoiceOne Financial Services Inc.	86,595	2,129
	Citizens Community Bancorp Inc.	152,966	2,126
	OP Bancorp	207,063	2,124
	Severn Bancorp Inc.	165,847	2,076
	Ellington Residential Mortgage REIT	185,254	2,067
*	NI Holdings Inc.	117,721	2,067
	William Penn Bancorp	164,199	2,005
*	Velocity Financial Inc.	149,901	1,973
	FNCB Bancorp Inc.	236,921	1,966
	Eagle Bancorp Montana Inc.	87,506	1,958
	Associated Capital Group Inc. Class A	51,672	1,933
	Hawthorn Bancshares Inc.	82,992	1,922
*	California Bancorp	111,052	1,916
	Manning & Napier Inc. Class A	209,373	1,912
	First United Corp.	101,342	1,885
	Cortland Bancorp	66,600	1,852
	Franklin Financial Services Corp.	57,070	1,846
	GAMCO Investors Inc. Class A	69,801	1,841
*	Arlington Asset Investment Corp. Class A	495,858	1,835
	Colony Bankcorp Inc.	97,892	1,834
	First Community Corp.	90,883	1,813
	Level One Bancorp Inc.	60,851	1,790
	Five Star Bancorp	74,486	1,783
	Salisbury Bancorp Inc.	33,836	1,776
	Sachem Capital Corp.	325,107	1,775
*	Malvern Bancorp Inc.	102,795	1,747
*	Sunlight Financial Holdings Inc.	326,617	1,734
	First Capital Inc.	42,393	1,729
	SB Financial Group Inc.	95,132	1,722
	First Guaranty Bancshares Inc.	84,585	1,698
*	Security National Financial Corp. Class A	202,767	1,669
*	Trean Insurance Group Inc.	160,758	1,664
*	Medallion Financial Corp.	211,090	1,655
	Nexpoint Real Estate Finance Inc.	84,251	1,641
*	PDL Community Bancorp	112,985	1,639
	Guild Holdings Co. Class A	118,310	1,628
	First Financial Northwest Inc.	99,251	1,625
*	Randolph Bancorp Inc.	73,461	1,585
	Provident Financial Holdings Inc.	92,555	1,581
	Oak Valley Bancorp	88,622	1,575
*	ACRES Commercial Realty Corp.	97,216	1,572
*,1	Finance of America Cos. Inc. Class A	315,234	1,560
	Summit State Bank	78,281	1,550
	Silvercrest Asset Management Group Inc. Class A	98,081	1,528
	First National Corp.	64,736	1,492
	United Security Bancshares	184,557	1,476
	Crawford & Co. Class A	164,003	1,471
	Bank of South Carolina Corp.	72,681	1,462
	Ohio Valley Banc Corp.	51,318	1,400
*	Pioneer Bancorp Inc.	109,427	1,383

		Shares	Market Value ($000)
	Prudential Bancorp Inc.	89,306	1,363
*	Nicholas Financial Inc.	107,247	1,319
	Plumas Bancorp	41,988	1,316
	CF Bankshares Inc.	63,479	1,298
*	Sterling Bancorp Inc.	251,057	1,295
*	Elevate Credit Inc.	308,476	1,274
	Marlin Business Services Corp.	56,472	1,255
	Union Bankshares Inc.	38,482	1,230
*	SWK Holdings Corp.	65,424	1,189
	US Global Investors Inc. Class A	206,662	1,176
*	Consumer Portfolio Services Inc.	195,585	1,144
	United Insurance Holdings Corp.	309,760	1,124
	Landmark Bancorp Inc.	40,562	1,123
	Bank of the James Financial Group Inc.	75,976	1,109
*	HMN Financial Inc.	47,317	1,106
	AmeriServ Financial Inc.	263,480	1,030
	Sound Financial Bancorp Inc.	22,690	1,021
	Citizens Holding Co.	54,255	1,014
*	FFBW Inc.	85,515	1,014
	Northeast Community Bancorp Inc.	93,045	1,013
*	Hallmark Financial Services Inc.	270,123	986
	Old Point Financial Corp.	45,108	967
	United Bancorp Inc.	67,245	965
	CB Financial Services Inc.	41,848	964
	Guaranty Federal Bancshares Inc.	38,891	939
	Greene County Bancorp Inc.	25,378	922
*	OppFi Inc.	116,700	917
	Angel Oak Mortgage Inc.	53,201	901
	HBT Financial Inc.	57,768	898
	Lument Finance Trust Inc.	222,890	883
	Century Bancorp Inc. Class A	7,644	881
	First US Bancshares Inc.	77,000	827
	Donegal Group Inc. Class B	61,092	826
	IF Bancorp Inc.	36,116	819
	Kingstone Cos. Inc.	123,605	818
*	Broadway Financial Corp.	236,464	785
	Bank7 Corp.	35,647	764
*	Bright Health Group Inc.	92,592	756
	Community West Bancshares	55,575	736
	Partners Bancorp	88,385	731
	Auburn National Bancorp Inc.	19,650	668
	United Bancshares Inc.	21,052	642
	loanDepot Inc. Class A	87,411	592
*	Limestone Bancorp Inc.	32,485	584
*	FlexShopper Inc.	180,909	563
	Hennessy Advisors Inc.	57,091	549
	Manhattan Bridge Capital Inc.	76,804	522
	Pathfinder Bancorp Inc.	31,433	512
*,1	Reliance Global Group Inc.	182,186	476
*	Siebert Financial Corp.	129,565	434
*,1	LM Funding America Inc.	99,643	408
*	Riverview Financial Corp.	30,661	404
	Emclaire Financial Corp.	14,771	391
*	Carver Bancorp Inc.	21,622	385
[1]	Atlantic American Corp.	88,286	370
	FedNat Holding Co.	148,523	367
*	Heritage Global Inc.	176,425	346
	Oconee Federal Financial Corp.	13,310	309

		Shares	Market Value ($000)
*	Bogota Financial Corp.	29,819	308
*	Greenidge Generation Holdings Inc.	12,065	308
*	Ashford Inc.	20,160	293
*	Kingsway Financial Services Inc.	51,024	273
	Elmira Savings Bank	20,079	267
*	Oxbridge Re Holdings Ltd.	89,196	263
*	Impac Mortgage Holdings Inc.	181,058	255
	CBM Bancorp Inc.	15,727	255
*	Affinity Bancshares Inc.	17,671	249
*,1	Vericity Inc.	26,052	246
*	Rhinebeck Bancorp Inc.	21,436	234
*,1,2	Contran Corp. CVR	238,902	229
[1]	Cohen & Co. Inc.	11,109	215
	Mid-Southern Bancorp Inc.	10,175	155
*	Magyar Bancorp Inc.	12,780	145
*	US Century Bank Class A	9,881	120
	Glen Burnie Bancorp	9,237	114
*	OptimumBank Holdings Inc.	21,456	111
*	Income Opportunity Realty Investors Inc.	8,937	104
	Home Federal Bancorp Inc. of Louisiana	4,434	84
*	FG Financial Group Inc.	15,130	76
*	Conifer Holdings Inc.	24,973	72
*	Village Bank & Trust Financial Corp.	1,327	69
	Kentucky First Federal Bancorp	9,399	67
	Value Line Inc.	1,919	66
*	ICC Holdings Inc.	2,593	44
*	Patriot National Bancorp Inc.	3,024	32
*	GWG Holdings Inc.	2,941	29
*,2	First Eagle Private Credit LLC CVR	225,787	21
	Tremont Mortgage Trust	3,007	16
	National Security Group Inc.	1,272	13
*	HV Bancorp Inc.	483	11
*	Unico American Corp.	1,377	5
	Lake Shore Bancorp Inc.	263	4
*,2	F-star Therapeutics Inc. CVR	40,838	3
	WVS Financial Corp.	100	2
	Peoples Bancorp of North Carolina Inc.	38	1
	Primis Financial Corp.	75	1
*,2	Frontier Financial Corp.	1	—
*,2	Contra Costa County Public Financing Authority CVR	101,693	—
			15,290,227
Health Care (14.6%)
*	Veeva Systems Inc. Class A	1,858,636	535,603
*	Horizon Therapeutics plc	3,034,357	332,383
*	Avantor Inc.	7,856,240	321,320
*	Alnylam Pharmaceuticals Inc.	1,596,975	301,525
*	Seagen Inc.	1,713,447	290,943
*	Teladoc Health Inc.	2,124,300	269,382
*	Insulet Corp.	927,192	263,536
*	Exact Sciences Corp.	2,316,920	221,150
*	Molina Healthcare Inc.	787,831	213,746
*	Novavax Inc.	1,001,807	207,685
*	Elanco Animal Health Inc.	6,379,725	203,449
*	Repligen Corp.	690,976	199,685
*	BioMarin Pharmaceutical Inc.	2,466,235	190,615
*	Masimo Corp.	680,473	184,211
*	10X Genomics Inc. Class A	1,211,628	176,389
	Royalty Pharma plc Class A	4,699,331	169,834

		Shares	Market Value ($000)
*	Guardant Health Inc.	1,353,164	169,159
*	Novocure Ltd.	1,199,534	139,350
	Hill-Rom Holdings Inc.	889,078	133,362
*	Natera Inc.	1,177,641	131,236
*	Acceleron Pharma Inc.	728,994	125,460
*	Penumbra Inc.	464,157	123,698
*	Intellia Therapeutics Inc.	915,196	122,774
*	Neurocrine Biosciences Inc.	1,277,599	122,535
*	Syneos Health Inc.	1,394,315	121,975
*	United Therapeutics Corp.	602,327	111,178
*	Mirati Therapeutics Inc.	624,599	110,498
*	Biohaven Pharmaceutical Holding Co. Ltd.	783,643	108,856
*	Jazz Pharmaceuticals plc	819,825	106,749
	Bruker Corp.	1,364,799	106,591
*	Tandem Diabetes Care Inc.	852,150	101,730
	Encompass Health Corp.	1,340,890	100,620
*	Sarepta Therapeutics Inc.	1,070,533	99,003
	Chemed Corp.	211,801	98,513
*	Shockwave Medical Inc.	468,811	96,519
*	Tenet Healthcare Corp.	1,430,188	95,022
*	Envista Holdings Corp.	2,185,265	91,366
*	Exelixis Inc.	4,270,205	90,272
*	Arrowhead Pharmaceuticals Inc.	1,408,430	87,928
*	Omnicell Inc.	590,400	87,633
*	Inspire Medical Systems Inc.	368,258	85,760
	Perrigo Co. plc	1,756,980	83,158
*	Ultragenyx Pharmaceutical Inc.	917,774	82,774
*	STAAR Surgical Co.	637,891	81,988
*	Blueprint Medicines Corp.	789,763	81,196
*	Globus Medical Inc. Class A	1,050,636	80,500
*	NeoGenomics Inc.	1,666,709	80,402
*	Oak Street Health Inc.	1,861,848	79,184
*	Acadia Healthcare Co. Inc.	1,221,375	77,899
*	Halozyme Therapeutics Inc.	1,894,616	77,073
*	Invitae Corp.	2,674,091	76,024
*	Medpace Holdings Inc.	390,632	73,939
*	PPD Inc.	1,571,275	73,520
*	AMN Healthcare Services Inc.	640,581	73,507
*	HealthEquity Inc.	1,127,874	73,041
*	Quidel Corp.	510,467	72,052
*	Maravai LifeSciences Holdings Inc. Class A	1,465,556	71,929
*	Twist Bioscience Corp.	652,820	69,832
*	Change Healthcare Inc.	3,322,849	69,580
*	Pacific Biosciences of California Inc.	2,682,252	68,532
*	Bridgebio Pharma Inc.	1,451,800	68,046
*	Integra LifeSciences Holdings Corp.	988,168	67,670
*	LHC Group Inc.	429,871	67,451
*	Alkermes plc	2,160,760	66,638
*	Amedisys Inc.	441,387	65,811
*	Fate Therapeutics Inc.	1,092,339	64,743
*	Ionis Pharmaceuticals Inc.	1,894,169	63,530
*	ICU Medical Inc.	270,263	63,074
*	Denali Therapeutics Inc.	1,230,797	62,094
*	Neogen Corp.	1,428,011	62,019
	Premier Inc. Class A	1,551,127	60,122
*	TG Therapeutics Inc.	1,769,083	58,875
*	LivaNova plc	721,302	57,120
*	Nevro Corp.	464,370	54,043

		Shares	Market Value ($000)
*	Doximity Inc. Class A	654,170	52,792
	Select Medical Holdings Corp.	1,448,352	52,387
	Ensign Group Inc.	699,278	52,369
	CONMED Corp.	395,812	51,784
*	Beam Therapeutics Inc.	585,611	50,954
*	Progyny Inc.	906,643	50,772
*	Allakos Inc.	473,639	50,144
*	Arena Pharmaceuticals Inc.	821,873	48,943
*	Haemonetics Corp.	688,956	48,633
*	Adaptive Biotechnologies Corp.	1,429,902	48,602
*	Merit Medical Systems Inc.	674,049	48,397
*	Arvinas Inc.	577,334	47,445
*	Apollo Medical Holdings Inc.	500,525	45,573
*	CareDx Inc.	713,070	45,187
*	Option Care Health Inc.	1,860,743	45,142
*	Nektar Therapeutics	2,508,036	45,044
*	Veracyte Inc.	954,743	44,348
*	Iovance Biotherapeutics Inc.	1,795,332	44,273
*	Turning Point Therapeutics Inc.	653,282	43,398
*	AtriCure Inc.	623,018	43,331
*	Insmed Inc.	1,572,801	43,315
*	Kodiak Sciences Inc.	448,907	43,086
*	Inovalon Holdings Inc. Class A	1,064,355	42,883
*	Vir Biotechnology Inc.	978,572	42,587
*	NuVasive Inc.	698,356	41,797
*	CryoPort Inc.	621,210	41,317
*	Certara Inc.	1,247,302	41,286
*	Phreesia Inc.	660,297	40,740
*	Cytokinetics Inc.	1,132,294	40,468
*	R1 RCM Inc.	1,822,315	40,109
*	Integer Holdings Corp.	446,382	39,880
*	Axonics Inc.	602,687	39,229
*	Editas Medicine Inc.	920,360	37,808
*	Intra-Cellular Therapies Inc.	1,012,133	37,732
*	Reata Pharmaceuticals Inc. Class A	369,356	37,161
*	Heska Corp.	142,416	36,820
*	Prestige Consumer Healthcare Inc.	649,413	36,439
*	PTC Therapeutics Inc.	967,052	35,984
*	Agios Pharmaceuticals Inc.	777,748	35,893
*,1	GoodRx Holdings Inc. Class A	868,074	35,608
	Patterson Cos. Inc.	1,170,465	35,278
*	Karuna Therapeutics Inc.	286,413	35,037
*	BioCryst Pharmaceuticals Inc.	2,421,272	34,794
*	Celldex Therapeutics Inc.	628,734	33,945
*	Pacira BioSciences Inc.	604,806	33,869
*	Inari Medical Inc.	416,929	33,813
*	Evolent Health Inc. Class A	1,087,813	33,722
*	Myriad Genetics Inc.	1,044,001	33,711
*	Sotera Health Co.	1,284,169	33,581
*	Schrodinger Inc.	610,273	33,370
*	MEDNAX Inc.	1,170,312	33,272
*	Prothena Corp. plc	463,392	33,007
*	Emergent BioSolutions Inc.	649,436	32,517
*	Health Catalyst Inc.	650,021	32,508
*	Zentalis Pharmaceuticals Inc.	483,834	32,243
	Owens & Minor Inc.	1,017,245	31,830
*	Accolade Inc.	752,222	31,721
*	Ligand Pharmaceuticals Inc.	226,640	31,575

		Shares	Market Value ($000)
*,1	Cassava Sciences Inc.	506,122	31,420
*	Amicus Therapeutics Inc.	3,285,160	31,373
*	Apellis Pharmaceuticals Inc.	949,501	31,296
*	Sage Therapeutics Inc.	701,309	31,075
*,1	Sharecare Inc.	3,771,119	31,036
*	Vericel Corp.	631,366	30,811
*	1Life Healthcare Inc.	1,516,956	30,718
*	Glaukos Corp.	631,054	30,398
*,1	Sorrento Therapeutics Inc.	3,975,415	30,332
*	ModivCare Inc.	166,713	30,278
*	AdaptHealth Corp. Class A	1,293,830	30,133
*	NanoString Technologies Inc.	621,502	29,838
*	Ironwood Pharmaceuticals Inc. Class A	2,169,614	28,335
*	Ortho Clinical Diagnostics Holdings plc	1,516,675	28,028
*	Corcept Therapeutics Inc.	1,406,613	27,682
*,1	Dynavax Technologies Corp.	1,439,879	27,660
*	Cano Health Inc.	2,174,526	27,573
*	Kymera Therapeutics Inc.	468,543	27,522
*	ACADIA Pharmaceuticals Inc.	1,612,042	26,776
*	Xencor Inc.	814,676	26,607
*	Outset Medical Inc.	527,521	26,081
*	Silk Road Medical Inc.	472,858	26,021
*	Relay Therapeutics Inc.	818,815	25,817
*	Allogene Therapeutics Inc.	992,083	25,497
*	Covetrus Inc.	1,400,946	25,413
*	Sana Biotechnology Inc.	1,098,775	24,744
*	Revance Therapeutics Inc.	884,902	24,653
*	Atea Pharmaceuticals Inc.	702,084	24,615
*	CorVel Corp.	127,652	23,771
*	Lantheus Holdings Inc.	918,038	23,575
*,1	Fulgent Genetics Inc.	260,323	23,416
*	Allscripts Healthcare Solutions Inc.	1,741,703	23,287
*	iRhythm Technologies Inc.	397,368	23,270
*	SpringWorks Therapeutics Inc.	352,442	22,359
*	REVOLUTION Medicines Inc.	812,083	22,340
*	Cerevel Therapeutics Holdings Inc.	752,268	22,192
*	Arcus Biosciences Inc.	633,892	22,104
*	Quanterix Corp.	438,732	21,844
*	REGENXBIO Inc.	520,894	21,836
*	C4 Therapeutics Inc.	487,965	21,802
*	Magellan Health Inc.	230,462	21,790
*	American Well Corp. Class A	2,368,711	21,579
*	Atara Biotherapeutics Inc.	1,180,825	21,137
*	Vocera Communications Inc.	460,126	21,055
	Mesa Laboratories Inc.	69,611	21,048
*,1	Bionano Genomics Inc.	3,774,822	20,762
*	Cortexyme Inc.	225,951	20,711
*	Avanos Medical Inc.	661,905	20,651
*	IVERIC bio Inc.	1,262,233	20,499
*,1	Inovio Pharmaceuticals Inc.	2,861,344	20,487
*	ALX Oncology Holdings Inc.	277,007	20,460
*	OPKO Health Inc.	5,596,019	20,425
*	Castle Biosciences Inc.	302,864	20,140
*	Global Blood Therapeutics Inc.	781,535	19,914
*	Deciphera Pharmaceuticals Inc.	581,120	19,746
*,1	Clover Health Investments Corp.	2,671,499	19,742
*	Community Health Systems Inc.	1,679,492	19,650
*	Multiplan Corp.	3,453,153	19,441

		Shares	Market Value ($000)
*	Supernus Pharmaceuticals Inc.	723,694	19,301
*	Joint Corp.	196,536	19,264
*,1	Ocugen Inc.	2,681,280	19,252
*	OptimizeRx Corp.	225,000	19,249
*	Morphic Holding Inc.	337,904	19,139
*,1	Kadmon Holdings Inc.	2,197,097	19,137
*	Dicerna Pharmaceuticals Inc.	944,801	19,047
*	Codexis Inc.	803,544	18,690
	US Physical Therapy Inc.	168,006	18,581
*,1	Senseonics Holdings Inc.	5,478,768	18,573
*	Anavex Life Sciences Corp.	1,032,201	18,528
*,1	Butterfly Network Inc.	1,770,364	18,483
*	Rocket Pharmaceuticals Inc.	610,259	18,241
*	Cardiovascular Systems Inc.	551,056	18,091
*	Bluebird Bio Inc.	939,981	17,963
*	Avid Bioservices Inc.	827,235	17,843
*	Alector Inc.	780,505	17,811
*,1	Figs Inc. Class A	475,899	17,675
*	RadNet Inc.	601,242	17,622
*	Surgery Partners Inc.	406,874	17,227
*	Kura Oncology Inc.	913,388	17,108
*	Addus HomeCare Corp.	213,137	16,998
*	Travere Therapeutics Inc.	699,736	16,969
*	agilon health Inc.	643,409	16,864
*	BioLife Solutions Inc.	395,047	16,718
*	Seer Inc. Class A	465,146	16,061
*	Brookdale Senior Living Inc.	2,530,743	15,944
*	Pulmonx Corp.	442,573	15,924
*	Nurix Therapeutics Inc.	531,177	15,914
*	uniQure NV	492,109	15,752
*	MacroGenics Inc.	748,186	15,667
*	Varex Imaging Corp.	540,763	15,250
*	Agenus Inc.	2,887,536	15,160
*	Sangamo Therapeutics Inc.	1,681,448	15,150
*	Nuvation Bio Inc.	1,500,839	14,918
*	MannKind Corp.	3,395,822	14,772
*	Heron Therapeutics Inc.	1,377,916	14,730
*	ImmunoGen Inc.	2,574,092	14,595
*	Innoviva Inc.	865,657	14,465
*	Generation Bio Co.	575,416	14,426
*	Coherus Biosciences Inc.	896,906	14,413
*	Cerus Corp.	2,364,247	14,398
*	Enanta Pharmaceuticals Inc.	251,910	14,311
	LeMaitre Vascular Inc.	259,277	13,765
*,1	Myovant Sciences Ltd.	612,765	13,750
*	Arcturus Therapeutics Holdings Inc.	286,068	13,668
*	Avidity Biosciences Inc.	553,341	13,629
*	AngioDynamics Inc.	525,237	13,625
*	Axsome Therapeutics Inc.	406,846	13,410
	Atrion Corp.	19,170	13,371
*,1	Vaxart Inc.	1,668,554	13,265
*	ViewRay Inc.	1,838,808	13,258
*	Vanda Pharmaceuticals Inc.	772,270	13,237
	National HealthCare Corp.	185,768	13,000
*	Tivity Health Inc.	560,875	12,934
*	Krystal Biotech Inc.	247,201	12,906
*	Y-mAbs Therapeutics Inc.	447,051	12,759
*	OrthoPediatrics Corp.	190,991	12,512

		Shares	Market Value ($000)
*	Intersect ENT Inc.	459,060	12,486
*,1	Sema4 Holdings Corp.	1,630,032	12,372
*	TransMedics Group Inc.	372,652	12,331
*,1	Hims & Hers Health Inc.	1,613,994	12,170
*,1	Omeros Corp.	880,205	12,138
*	Tactile Systems Technology Inc.	272,654	12,119
*	CryoLife Inc.	543,464	12,114
*	FibroGen Inc.	1,181,008	12,070
*	Inogen Inc.	277,388	11,953
*	Madrigal Pharmaceuticals Inc.	148,533	11,851
*	Natus Medical Inc.	471,086	11,815
*	Scholar Rock Holding Corp.	356,873	11,784
*	Aclaris Therapeutics Inc.	651,735	11,731
*	Replimune Group Inc.	393,799	11,672
*	Triple-S Management Corp. Class B	329,271	11,646
*	ChemoCentryx Inc.	680,829	11,642
*	Organogenesis Holdings Inc. Class A	816,176	11,622
*	NextGen Healthcare Inc.	808,605	11,401
*	Meridian Bioscience Inc.	588,830	11,329
*	Hanger Inc.	515,633	11,323
*	OraSure Technologies Inc.	984,123	11,130
*	Kronos Bio Inc.	528,304	11,073
*	Alphatec Holdings Inc.	901,404	10,988
*	Zogenix Inc.	722,917	10,981
*	Tango Therapeutics Inc.	838,482	10,842
*	Surmodics Inc.	194,342	10,805
*	Harmony Biosciences Holdings Inc.	281,136	10,776
*	DermTech Inc.	334,630	10,745
*	Ideaya Biosciences Inc.	420,503	10,719
*	Protagonist Therapeutics Inc.	598,856	10,612
*	Ocular Therapeutix Inc.	1,059,204	10,592
*	Berkeley Lights Inc.	537,588	10,515
*	Olema Pharmaceuticals Inc.	381,088	10,503
*	Syndax Pharmaceuticals Inc.	549,256	10,496
*,1	VBI Vaccines Inc.	3,373,883	10,493
*	Fulcrum Therapeutics Inc.	371,731	10,487
*	PMV Pharmaceuticals Inc.	351,094	10,463
*	Orthofix Medical Inc.	273,163	10,413
*	HealthStream Inc.	363,923	10,401
*	Cutera Inc.	222,486	10,368
*	Vaxcyte Inc.	406,519	10,313
*	Adagio Therapeutics Inc.	241,746	10,211
*	Amphastar Pharmaceuticals Inc.	535,824	10,186
*	Endo International plc	3,128,782	10,137
*	NGM Biopharmaceuticals Inc.	479,870	10,087
*	Sutro Biopharma Inc.	533,892	10,085
*	Rubius Therapeutics Inc.	561,662	10,043
*	Pennant Group Inc.	356,913	10,026
*	Cross Country Healthcare Inc.	470,948	10,003
*,1	23andMe Holding Co.	1,058,669	9,592
*	Collegium Pharmaceutical Inc.	480,912	9,493
*	Allovir Inc.	377,823	9,468
*	Forma Therapeutics Holdings Inc.	399,167	9,257
*	Eagle Pharmaceuticals Inc.	164,971	9,202
*	PetIQ Inc. Class A	368,477	9,201
*	PAVmed Inc.	1,077,340	9,200
*	Albireo Pharma Inc.	294,260	9,181
*	Cara Therapeutics Inc.	582,749	9,003

		Shares	Market Value ($000)
*	Gossamer Bio Inc.	714,744	8,984
*	Antares Pharma Inc.	2,465,431	8,974
*	Verve Therapeutics Inc.	190,264	8,942
*	Arcutis Biotherapeutics Inc.	370,834	8,859
*,1	Quantum-Si Inc.	1,048,851	8,747
*	ImmunityBio Inc.	897,414	8,741
*	Axogen Inc.	549,713	8,685
*	Inhibrx Inc.	259,972	8,660
*	Rigel Pharmaceuticals Inc.	2,372,473	8,612
*	ORIC Pharmaceuticals Inc.	410,781	8,589
*	Praxis Precision Medicines Inc.	458,465	8,477
	Simulations Plus Inc.	212,612	8,398
*	Curis Inc.	1,068,146	8,364
*	Personalis Inc.	425,920	8,195
*	Anika Therapeutics Inc.	191,490	8,150
*	Tabula Rasa HealthCare Inc.	310,769	8,145
*	Stoke Therapeutics Inc.	319,401	8,126
*	Mersana Therapeutics Inc.	847,461	7,992
*	Radius Health Inc.	640,234	7,945
	National Research Corp.	186,388	7,860
*	Crinetics Pharmaceuticals Inc.	373,348	7,859
*	RAPT Therapeutics Inc.	251,544	7,810
*	SI-BONE Inc.	362,851	7,772
*	Precision BioSciences Inc.	669,598	7,727
*,1	Recursion Pharmaceuticals Inc. Class A	333,532	7,675
*	Bioxcel Therapeutics Inc.	252,453	7,662
*	CareMax Inc.	784,976	7,583
*,1	LifeStance Health Group Inc.	522,571	7,577
*	Aerie Pharmaceuticals Inc.	661,597	7,542
*	Vapotherm Inc.	337,630	7,519
*	Verastem Inc.	2,419,677	7,453
*	Shattuck Labs Inc.	362,453	7,387
*	Rhythm Pharmaceuticals Inc.	564,457	7,372
*	AnaptysBio Inc.	270,817	7,345
*	Amneal Pharmaceuticals Inc.	1,364,428	7,286
*,1	Clovis Oncology Inc.	1,618,870	7,220
*	Chinook Therapeutics Inc.	564,601	7,204
*	4D Molecular Therapeutics Inc.	266,136	7,178
*,1	Point Biopharma Global Inc. Class A	924,905	7,113
*	IGM Biosciences Inc.	107,566	7,074
*	Cullinan Oncology Inc.	312,077	7,044
*,1	SmileDirectClub Inc. Class A	1,303,088	6,932
*	Catalyst Pharmaceuticals Inc.	1,305,931	6,921
*	Akebia Therapeutics Inc.	2,395,087	6,898
*	iTeos Therapeutics Inc.	255,434	6,897
*	SeaSpine Holdings Corp.	437,502	6,882
*,1	MiMedx Group Inc.	1,121,635	6,797
*	Agiliti Inc.	356,118	6,780
*,1	G1 Therapeutics Inc.	498,795	6,694
*	Computer Programs & Systems Inc.	188,667	6,690
*,1	Zomedica Corp.	12,731,776	6,665
*,1	CEL-SCI Corp.	605,850	6,658
*	Epizyme Inc.	1,284,783	6,578
	Phibro Animal Health Corp. Class A	301,999	6,505
*	Keros Therapeutics Inc.	162,976	6,447
*,1	PLx Pharma Inc.	330,844	6,385
*	Phathom Pharmaceuticals Inc.	198,586	6,375
*,1	Fluidigm Corp.	965,230	6,361

		Shares	Market Value ($000)
*	VistaGen Therapeutics Inc.	2,318,338	6,352
*,1	Aldeyra Therapeutics Inc.	719,237	6,315
*	Privia Health Group Inc.	261,543	6,162
*	Akero Therapeutics Inc.	275,526	6,158
*	Precigen Inc.	1,229,685	6,136
*	BioAtla Inc.	206,635	6,083
*	Geron Corp.	4,436,079	6,077
*	Spero Therapeutics Inc.	329,623	6,068
*	Annexon Inc.	324,828	6,045
*	Viking Therapeutics Inc.	955,696	6,002
*	Avita Medical Inc.	336,322	5,960
*	Caribou Biosciences Inc.	248,661	5,936
*,1	Intercept Pharmaceuticals Inc.	397,104	5,897
*	Theravance Biopharma Inc.	796,797	5,896
*	Alignment Healthcare Inc.	364,332	5,822
*	Seres Therapeutics Inc.	834,044	5,805
*	Apyx Medical Corp.	418,783	5,800
*	Applied Molecular Transport Inc.	223,241	5,775
*	Chimerix Inc.	931,166	5,764
*	Cue Biopharma Inc.	393,859	5,739
*	ZIOPHARM Oncology Inc.	3,152,801	5,738
*,1	Atossa Therapeutics Inc.	1,742,802	5,682
*	Karyopharm Therapeutics Inc.	964,416	5,613
*	Gritstone bio Inc.	518,413	5,599
*	Signify Health Inc. Class A	313,033	5,594
*	Asensus Surgical Inc.	3,015,489	5,579
*	Inotiv Inc.	188,601	5,515
*	Relmada Therapeutics Inc.	209,892	5,501
*	Accuray Inc.	1,368,723	5,406
*	Taysha Gene Therapies Inc.	285,049	5,308
*	Nkarta Inc.	190,238	5,291
*	Selecta Biosciences Inc.	1,271,653	5,290
*	BioDelivery Sciences International Inc.	1,463,304	5,283
*	Dyne Therapeutics Inc.	320,209	5,200
*,1	Prelude Therapeutics Inc.	164,109	5,128
*	Immunovant Inc.	589,992	5,127
*,1	Esperion Therapeutics Inc.	423,507	5,103
*	Marinus Pharmaceuticals Inc.	441,083	5,020
*	Altimmune Inc.	443,334	5,014
*	ANI Pharmaceuticals Inc.	149,518	4,907
*	Provention Bio Inc.	752,296	4,815
*	Spectrum Pharmaceuticals Inc.	2,201,571	4,799
*,1	Owlet Inc.	851,464	4,760
*	CytomX Therapeutics Inc.	926,085	4,714
*	Erasca Inc.	221,926	4,709
*	Lexicon Pharmaceuticals Inc.	976,096	4,695
*	CytoSorbents Corp.	577,005	4,685
	Utah Medical Products Inc.	50,079	4,649
*	Pliant Therapeutics Inc.	270,214	4,561
*	Misonix Inc.	179,974	4,553
*	Pieris Pharmaceuticals Inc.	876,649	4,532
*	KalVista Pharmaceuticals Inc.	259,639	4,531
*	Icosavax Inc.	151,593	4,486
*	Kezar Life Sciences Inc.	518,396	4,479
*	Aeglea BioTherapeutics Inc.	553,841	4,403
*	Passage Bio Inc.	440,760	4,390
*	Treace Medical Concepts Inc.	161,475	4,344
*	Mirum Pharmaceuticals Inc.	218,015	4,343

		Shares	Market Value ($000)
*,2	PDL BioPharma Inc.	1,757,467	4,341
*	ChromaDex Corp.	691,604	4,336
*	Sientra Inc.	755,365	4,328
*,1	Infinity Pharmaceuticals Inc.	1,263,711	4,322
*,1	Ampio Pharmaceuticals Inc.	2,598,822	4,314
*	Lineage Cell Therapeutics Inc.	1,712,014	4,314
*	Aveanna Healthcare Holdings Inc.	536,128	4,300
*	Homology Medicines Inc.	537,347	4,229
*	Cogent Biosciences Inc.	502,883	4,229
*,1	Pulse Biosciences Inc.	194,596	4,203
*	Clearside Biomedical Inc.	699,601	4,198
*	Instil Bio Inc.	233,221	4,169
*	PDS Biotechnology Corp.	279,703	4,168
*	Arbutus Biopharma Corp.	969,994	4,161
*	Lyell Immunopharma Inc.	281,123	4,161
*	Durect Corp.	3,204,546	4,102
*	Kiniksa Pharmaceuticals Ltd. Class A	359,860	4,099
*	Flexion Therapeutics Inc.	668,283	4,077
*	Applied Therapeutics Inc.	243,818	4,047
*	Kinnate Biopharma Inc.	172,905	3,980
*	Talkspace Inc.	1,090,184	3,979
*,1	Humanigen Inc.	668,365	3,963
*	Apria Inc.	104,465	3,881
*	Cytek Biosciences Inc.	180,605	3,867
*	SIGA Technologies Inc.	518,613	3,833
*	Oncocyte Corp.	1,073,578	3,822
*	Molecular Templates Inc.	568,321	3,813
*	9 Meters Biopharma Inc.	2,926,480	3,804
*	Athira Pharma Inc.	403,528	3,785
*	ClearPoint Neuro Inc.	213,173	3,784
*	TCR2 Therapeutics Inc.	440,753	3,751
*,1	TherapeuticsMD Inc.	5,036,905	3,734
*,1	XOMA Corp.	150,577	3,727
*	KemPharm Inc.	399,446	3,727
*	Puma Biotechnology Inc.	530,251	3,717
*	Aligos Therapeutics Inc.	237,548	3,684
*,1	Co-Diagnostics Inc.	376,927	3,668
*	Evolus Inc.	475,100	3,620
*	Harvard Bioscience Inc.	517,837	3,615
*	Conformis Inc.	2,701,606	3,593
*	MEI Pharma Inc.	1,298,655	3,584
*,1	Athersys Inc.	2,694,151	3,583
*	Cardiff Oncology Inc.	534,571	3,560
*	Syros Pharmaceuticals Inc.	782,829	3,499
*	Prometheus Biosciences Inc.	146,500	3,474
*	Neoleukin Therapeutics Inc.	480,098	3,471
*	Cymabay Therapeutics Inc.	950,282	3,469
*,1	Brooklyn ImmunoTherapeutics Inc.	372,208	3,462
*	Stereotaxis Inc.	641,342	3,450
*	iCAD Inc.	320,074	3,441
*	Nautilus Biotechnology Inc. Class A	560,500	3,441
*	Eiger BioPharmaceuticals Inc.	510,195	3,408
*	Foghorn Therapeutics Inc.	243,886	3,397
*,1	Citius Pharmaceuticals Inc.	1,672,033	3,394
*	Seelos Therapeutics Inc.	1,395,050	3,362
*	Codiak Biosciences Inc.	205,907	3,362
*	Akouos Inc.	286,740	3,329
*	Tenaya Therapeutics Inc.	160,879	3,322

		Shares	Market Value ($000)
*	InfuSystem Holdings Inc.	252,034	3,284
*,1	Inmune Bio Inc.	168,509	3,272
*	SQZ Biotechnologies Co.	226,127	3,261
*	Janux Therapeutics Inc.	150,349	3,252
*,1	Century Therapeutics Inc.	129,136	3,249
*,1	iBio Inc.	3,060,027	3,244
*,1	MyMD Pharmaceuticals Inc.	450,436	3,243
*,1	Monte Rosa Therapeutics Inc.	144,625	3,222
*,1	Athenex Inc.	1,068,073	3,215
*	Zynex Inc.	279,895	3,188
*	Fortress Biotech Inc.	988,619	3,183
*	Harrow Health Inc.	348,131	3,165
*,1	Frequency Therapeutics Inc.	445,127	3,143
*	Quotient Ltd.	1,340,966	3,138
*,1	Soliton Inc.	145,636	2,965
*,1	Matinas BioPharma Holdings Inc.	2,277,491	2,961
*,1	Immunome Inc.	121,499	2,959
*	Aspira Women's Health Inc.	901,071	2,928
*	Graphite Bio Inc.	177,909	2,916
*	Outlook Therapeutics Inc.	1,342,143	2,912
*	Paratek Pharmaceuticals Inc.	597,536	2,904
*,1	Day One Biopharmaceuticals Inc.	122,127	2,898
*	Mustang Bio Inc.	1,074,411	2,890
*	Avrobio Inc.	515,911	2,879
*	Trevena Inc.	2,318,998	2,852
*,1	Beyond Air Inc.	255,519	2,841
*	Adamas Pharmaceuticals Inc.	572,254	2,810
*	Checkpoint Therapeutics Inc.	847,795	2,798
*	Jounce Therapeutics Inc.	376,279	2,796
*	EyePoint Pharmaceuticals Inc.	268,156	2,794
*,1	Silverback Therapeutics Inc.	279,786	2,792
*	Tonix Pharmaceuticals Holding Corp.	4,631,840	2,784
*	Adverum Biotechnologies Inc.	1,265,669	2,747
*	Celcuity Inc.	152,483	2,745
*	Sight Sciences Inc.	120,608	2,738
*	Magenta Therapeutics Inc.	375,419	2,733
*,1	Accelerate Diagnostics Inc.	465,902	2,716
*,1	Zynerba Pharmaceuticals Inc.	637,536	2,703
*,1	Evelo Biosciences Inc.	383,482	2,700
*	Poseida Therapeutics Inc.	369,829	2,696
*	iRadimed Corp.	79,907	2,684
*	DarioHealth Corp.	195,917	2,674
	XBiotech Inc.	204,910	2,654
*	CTI BioPharma Corp.	896,583	2,645
*,1	Galectin Therapeutics Inc.	671,844	2,607
*,1	Xeris Pharmaceuticals Inc.	1,063,517	2,606
*	Edgewise Therapeutics Inc.	156,969	2,606
*	Oncternal Therapeutics Inc.	623,124	2,598
*	Nuvalent Inc. Class A	113,751	2,565
*	WaVe Life Sciences Ltd.	514,829	2,523
*	Apollo Endosurgery Inc.	277,718	2,516
*	Design Therapeutics Inc.	171,170	2,514
*	Vincerx Pharma Inc.	155,114	2,508
*	Atreca Inc. Class A	394,176	2,456
*	Harpoon Therapeutics Inc.	309,723	2,447
*	Immuneering Corp. Class A	91,554	2,431
*,1	ADMA Biologics Inc.	2,135,083	2,413
*,1	CorMedix Inc.	518,429	2,411

		Shares	Market Value ($000)
*,1	Leap Therapeutics Inc.	597,540	2,396
*	89bio Inc.	122,114	2,392
	Forian Inc.	229,840	2,372
*,1	AquaBounty Technologies Inc.	578,922	2,356
*	Surface Oncology Inc.	310,262	2,349
*	Invacare Corp.	492,648	2,345
*	Cabaletta Bio Inc.	192,255	2,338
*,1	Retractable Technologies Inc.	211,786	2,336
*,1	Actinium Pharmaceuticals Inc.	260,595	2,309
*	IntriCon Corp.	125,738	2,283
*,1	MediciNova Inc.	601,270	2,279
*,1	Vor BioPharma Inc.	144,873	2,272
*	Annovis Bio Inc.	71,234	2,262
*	Aerovate Therapeutics Inc.	107,303	2,251
*	AVEO Pharmaceuticals Inc.	360,470	2,228
*	Enzo Biochem Inc.	626,854	2,219
*	Acutus Medical Inc.	250,493	2,214
*	Catalyst Biosciences Inc.	535,353	2,200
*	Viridian Therapeutics Inc.	132,929	2,187
*	Larimar Therapeutics Inc.	185,757	2,142
*	Solid Biosciences Inc.	885,811	2,117
*	Oncorus Inc.	225,931	2,110
*	F-star Therapeutics Inc.	287,249	2,103
*,1	Heat Biologics Inc.	353,502	2,103
*	Verrica Pharmaceuticals Inc.	166,903	2,086
*	Castlight Health Inc. Class B	1,327,562	2,084
*	Imago Biosciences Inc.	103,445	2,072
*	Werewolf Therapeutics Inc.	119,456	2,050
*,1	Adamis Pharmaceuticals Corp.	2,111,709	2,048
*	Oyster Point Pharma Inc.	172,375	2,043
*	ATI Physical Therapy Inc.	534,394	2,031
*	Calithera Biosciences Inc.	924,944	2,016
*	Neuronetics Inc.	306,614	2,011
*	Bolt Biotherapeutics Inc.	157,802	1,996
*,1	Clene Inc.	289,373	1,976
*,1	Sesen Bio Inc.	2,482,096	1,969
*,1	Greenwich Lifesciences Inc.	49,930	1,951
*	Ovid therapeutics Inc.	579,118	1,946
*	Eargo Inc.	288,319	1,940
*,1	Viracta Therapeutics Inc.	241,500	1,937
*	Exagen Inc.	142,362	1,936
*	Surrozen Inc.	272,731	1,931
*	T2 Biosystems Inc.	2,108,830	1,930
*	Savara Inc.	1,397,950	1,929
*	Synlogic Inc.	630,157	1,922
*	Tricida Inc.	412,276	1,913
*	Immunic Inc.	215,614	1,908
*,1	Clever Leaves Holdings Inc.	245,652	1,906
*	Eloxx Pharmaceuticals Inc.	1,163,964	1,897
*	Avalo Therapeutics Inc.	867,319	1,891
*	SOC Telemed Inc. Class A	834,576	1,886
*	PhaseBio Pharmaceuticals Inc.	603,263	1,876
*	Tarsus Pharmaceuticals Inc.	85,624	1,845
*	Black Diamond Therapeutics Inc.	217,911	1,844
*,1	Absci Corp.	157,469	1,831
*	Assembly Biosciences Inc.	521,947	1,816
*	Hookipa Pharma Inc.	306,914	1,808
*	Acumen Pharmaceuticals Inc.	120,938	1,797

		Shares	Market Value ($000)
*,1	Kaleido Biosciences Inc.	327,934	1,791
*	Rallybio Corp.	101,581	1,786
*	GT Biopharma Inc.	263,222	1,774
*,1	SELLAS Life Sciences Group Inc.	193,448	1,772
*,1	Alpine Immune Sciences Inc.	163,801	1,748
*	Alpha Teknova Inc.	69,893	1,740
*	Corbus Pharmaceuticals Holdings Inc.	1,704,809	1,739
*,1	Evofem Biosciences Inc.	2,342,651	1,730
*	ContraFect Corp.	424,981	1,721
*	Surgalign Holdings Inc.	1,576,225	1,718
*	Novan Inc.	210,787	1,716
*,1	AcelRx Pharmaceuticals Inc.	1,664,698	1,698
*	Applied Genetic Technologies Corp.	559,255	1,683
*	Hepion Pharmaceuticals Inc.	1,093,810	1,674
*,1	Enochian Biosciences Inc.	248,600	1,673
*	Bioventus Inc. Class A	117,537	1,664
*	Equillium Inc.	243,120	1,658
*	Rapid Micro Biosystems Inc. Class A	89,128	1,646
*	Innovage Holding Corp.	246,381	1,629
*	Talaris Therapeutics Inc.	119,904	1,626
*	Tela Bio Inc.	118,758	1,622
*,1	Genprex Inc.	600,376	1,609
*	Ikena Oncology Inc.	125,905	1,589
*,1	Corvus Pharmaceuticals Inc.	327,462	1,585
*	Anixa Biosciences Inc.	329,246	1,571
*,1	Finch Therapeutics Group Inc.	120,736	1,570
*	Otonomy Inc.	804,165	1,544
*	Omega Therapeutics Inc.	81,692	1,540
*,1	SCYNEXIS Inc.	289,887	1,536
*	Sharps Compliance Corp.	184,925	1,529
*	Biolase Inc.	2,387,925	1,527
*,1	Candel Therapeutics Inc.	140,894	1,527
*,1	VolitionRX Ltd.	491,740	1,524
*	TFF Pharmaceuticals Inc.	196,585	1,518
*	Rain Therapeutics Inc.	101,285	1,515
*	Landos Biopharma Inc.	103,509	1,511
*	CASI Pharmaceuticals Inc.	1,257,586	1,497
*	Orgenesis Inc.	301,519	1,493
*	Lannett Co. Inc.	494,082	1,482
*	NexImmune Inc.	97,680	1,479
*	Marker Therapeutics Inc.	873,454	1,476
*,1	Tyme Technologies Inc.	1,421,629	1,464
*,1	Optinose Inc.	486,641	1,460
*	Eliem Therapeutics Inc.	81,166	1,459
*	Adicet Bio Inc.	185,445	1,454
*	Biomea Fusion Inc.	120,529	1,443
*	FONAR Corp.	92,623	1,432
*,1	Rani Therapeutics Holdings Inc. Class A	79,945	1,425
*	IsoRay Inc.	2,241,147	1,414
*,1	Cyteir Therapeutics Inc.	80,545	1,414
*	Strongbridge Biopharma plc	687,671	1,403
*	Cyclerion Therapeutics Inc.	455,900	1,400
*	Singular Genomics Systems Inc.	125,062	1,399
*	aTyr Pharma Inc.	153,245	1,391
*	Convey Holding Parent Inc.	164,722	1,384
*	Lipocine Inc.	1,266,172	1,380
*	X4 Pharmaceuticals Inc.	260,689	1,379
*	Five Star Senior Living Inc.	314,043	1,376

		Shares	Market Value ($000)
*,1	Moleculin Biotech Inc.	455,911	1,368
*	Eyenovia Inc.	278,473	1,365
*	NeuroPace Inc.	85,783	1,360
*	UNITY Biotechnology Inc.	450,708	1,352
*	BrainStorm Cell Therapeutics Inc.	407,453	1,345
*	Liquidia Corp.	486,990	1,344
*	Akoya Biosciences Inc.	96,106	1,342
*,1	Ardelyx Inc.	1,015,562	1,341
*,1	Jaguar Health Inc.	590,264	1,340
*,1	Kala Pharmaceuticals Inc.	510,834	1,338
*	NextCure Inc.	198,389	1,337
*	Opiant Pharmaceuticals Inc.	51,614	1,329
*	NeuBase Therapeutics Inc.	363,926	1,314
*	Ocuphire Pharma Inc.	253,290	1,304
*	LogicBio Therapeutics Inc.	283,338	1,298
*	Talis Biomedical Corp.	206,452	1,290
*	Sio Gene Therapies Inc.	594,038	1,289
*	Palatin Technologies Inc.	2,900,312	1,285
*	GlycoMimetics Inc.	585,062	1,281
*	Aquestive Therapeutics Inc.	290,305	1,266
*	IRIDEX Corp.	164,607	1,261
*	Concert Pharmaceuticals Inc.	385,367	1,260
*,1	OpGen Inc.	437,132	1,259
*	AIM ImmunoTech Inc.	621,691	1,256
*	Eledon Pharmaceuticals Inc.	201,758	1,247
*,1	Eton Pharmaceuticals Inc.	247,258	1,246
*	Repro-Med Systems Inc.	434,565	1,239
*	Tempest Therapeutics Inc.	84,987	1,230
*	Capricor Therapeutics Inc.	304,865	1,226
*	Milestone Scientific Inc.	646,060	1,208
*	BioSig Technologies Inc.	402,711	1,200
*	Exicure Inc.	995,482	1,195
*,1	La Jolla Pharmaceutical Co.	298,538	1,191
*	CVRx Inc.	71,972	1,190
*	Cidara Therapeutics Inc.	527,712	1,182
*,1	Impel Neuropharma Inc.	96,282	1,173
*,1	Aptinyx Inc. Class A	493,053	1,154
*,1	Agile Therapeutics Inc.	1,181,664	1,136
*	Aileron Therapeutics Inc.	1,110,598	1,133
*,1	Ontrak Inc.	112,113	1,126
*	Lantern Pharma Inc.	99,546	1,113
*,1	180 Life Sciences Corp.	205,753	1,113
*,1	Vivos Therapeutics Inc.	275,180	1,112
*	Celsion Corp.	1,199,429	1,109
*	Inozyme Pharma Inc.	95,527	1,107
*	cbdMD Inc.	531,578	1,106
*	Galera Therapeutics Inc.	135,912	1,101
*	Abeona Therapeutics Inc.	981,689	1,099
*	AIkido Pharma Inc.	1,330,175	1,096
*,1	VYNE Therapeutics Inc.	784,192	1,090
*	Terns Pharmaceuticals Inc.	104,426	1,088
*,1	enVVeno Medical Corp.	104,654	1,086
*	NantHealth Inc.	670,844	1,080
*	Zosano Pharma Corp.	1,487,942	1,071
*	Merrimack Pharmaceuticals Inc.	221,532	1,070
*	Electromed Inc.	98,391	1,065
*	Avinger Inc.	1,417,213	1,054
*	LENSAR Inc.	133,631	1,052

		Shares	Market Value ($000)
*	Codex DNA Inc.	94,091	1,047
*	Caladrius Biosciences Inc.	854,155	1,042
*,1	Sensei Biotherapeutics Inc.	97,916	1,030
*	Streamline Health Solutions Inc.	585,033	1,024
*	Tracon Pharmaceuticals Inc.	263,606	1,020
*	Dare Bioscience Inc.	607,092	1,014
*	Precipio Inc.	353,611	997
*,1	Lucira Health Inc.	130,677	993
*	Protara Therapeutics Inc.	141,006	976
*	Aadi Bioscience Inc.	33,210	975
*,1	Aytu BioPharma Inc.	338,224	974
*	Recro Pharma Inc.	472,521	973
*	Voyager Therapeutics Inc.	368,378	969
*	Reneo Pharmaceuticals Inc.	130,007	969
*,1	Delcath Systems Inc.	92,702	968
*	Aptevo Therapeutics Inc.	62,574	966
*	Gemini Therapeutics Inc. Class A	238,787	965
*,1	Aprea Therapeutics Inc.	187,928	960
*	Vera Therapeutics Inc. Class A	54,268	942
*	Odonate Therapeutics Inc.	319,901	931
*	Predictive Oncology Inc.	691,445	920
*	DiaMedica Therapeutics Inc.	229,255	919
	ProPhase Labs Inc.	176,815	919
*	CareCloud Inc.	120,274	916
*,1	Onconova Therapeutics Inc.	237,301	909
*,1	Synthetic Biologics Inc.	1,950,906	896
*	ENDRA Life Sciences Inc.	516,018	893
*	Cocrystal Pharma Inc.	845,161	887
*	Statera Biopharma Inc.	380,055	878
*	Biocept Inc.	218,596	877
*	Advaxis Inc.	1,663,811	868
*	Capital Senior Living Corp.	24,291	856
*	Minerva Neurosciences Inc.	490,957	854
*	Decibel Therapeutics Inc.	110,570	852
*	Oragenics Inc.	1,331,328	845
*	Achieve Life Sciences Inc.	99,244	844
*	Ekso Bionics Holdings Inc.	179,891	831
*	Angion Biomedica Corp.	84,876	829
*	Second Sight Medical Products Inc.	256,039	817
*,1	Aethlon Medical Inc.	209,544	809
*	Microbot Medical Inc.	113,689	799
*,1	Regulus Therapeutics Inc.	1,155,521	798
*,1	Rockwell Medical Inc.	1,325,012	790
*,1	Edesa Biotech Inc.	106,609	787
*	Axcella Health Inc.	260,021	775
*,1	Nemaura Medical Inc.	126,945	763
*,1	Biomerica Inc.	169,310	762
*	Diffusion Pharmaceuticals Inc.	1,453,176	741
*	scPharmaceuticals Inc.	110,932	738
*,1	Adial Pharmaceuticals Inc.	171,538	736
*	Myomo Inc.	61,634	733
*,1	Chembio Diagnostics Inc.	287,695	719
*	Baudax Bio Inc.	1,270,494	717
*,1	Organovo Holdings Inc.	104,883	713
*	Soleno Therapeutics Inc.	752,320	696
*	Champions Oncology Inc.	66,141	675
*,1	NeuroMetrix Inc.	66,111	670
*	Psychemedics Corp.	78,490	667

		Shares	Market Value ($000)
*,1	Idera Pharmaceuticals Inc.	647,264	667
*	Calyxt Inc.	192,993	650
*	NanoVibronix Inc.	308,382	635
*	ElectroCore Inc.	558,815	631
*	Spruce Biosciences Inc.	104,503	628
*	Great Elm Group Inc.	275,722	626
*	Aravive Inc.	167,480	623
*	Sanara Medtech Inc.	18,307	623
*	ImmuCell Corp.	66,369	613
*,1	Brickell Biotech Inc.	848,782	611
*,1	OncoSec Medical Inc.	286,551	610
*	Cellectar Biosciences Inc.	656,674	607
*,1	Osmotica Pharmaceuticals plc	200,978	593
*,1	Cohbar Inc.	606,938	583
*,1	NanoViricides Inc.	124,522	578
*	Sensus Healthcare Inc.	159,440	574
*	Assertio Holdings Inc.	612,617	555
*,1	Acorda Therapeutics Inc.	117,219	539
*	Sigilon Therapeutics Inc.	95,157	538
*	Dyadic International Inc.	95,773	533
*,1	Venus Concept Inc.	210,060	527
*,1	PolarityTE Inc.	800,505	518
*,1	RxSight Inc.	39,693	503
*	Processa Pharmaceuticals Inc.	58,225	499
*	Vyant Bio Inc.	211,353	492
*,1	Genocea Biosciences Inc.	255,069	490
*	Bio-Path Holdings Inc.	95,461	490
*	Navidea Biopharmaceuticals Inc.	277,929	486
*,1	Qualigen Therapeutics Inc.	372,471	484
*	Biodesix Inc.	58,892	484
*	Satsuma Pharmaceuticals Inc.	103,493	482
*	Cyclo Therapeutics Inc.	71,405	482
*,1	Applied DNA Sciences Inc.	87,763	473
*	vTv Therapeutics Inc. Class A	306,012	468
*,1	Progenity Inc.	307,570	468
*,1	Evoke Pharma Inc.	358,222	466
*,1	SiNtx Technologies Inc.	362,591	464
*	Cyclacel Pharmaceuticals Inc.	87,178	459
*	Bellerophon Therapeutics Inc.	112,911	458
*	Entasis Therapeutics Holdings Inc.	136,845	457
*	Forte Biosciences Inc.	149,541	443
*	Allena Pharmaceuticals Inc.	482,695	435
*	Strata Skin Sciences Inc.	236,519	435
*,1	Pulmatrix Inc.	536,108	429
*,1	Soligenix Inc.	402,791	427
*	ARCA biopharma Inc.	138,393	410
*	Pro-Dex Inc.	15,757	409
*,1	HTG Molecular Diagnostics Inc.	71,204	407
*	Warby Parker Inc. Class A	7,645	406
*	Lumos Pharma Inc.	42,342	403
*	Lyra Therapeutics Inc.	43,756	400
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	87,894	398
*,1	Enveric Biosciences Inc.	191,247	396
*	GeoVax Labs Inc.	91,551	396
*	Salarius Pharmaceuticals Inc.	377,847	385
*	Astria Therapeutics Inc.	43,064	381
*	BioCardia Inc.	117,600	369
*	Helius Medical Technologies Inc.	24,894	349

		Shares	Market Value ($000)
*,1	Teligent Inc.	867,731	346
*,1	INVO BioScience Inc.	106,002	342
*	Kintara Therapeutics Inc.	377,452	325
*,1	Graybug Vision Inc.	96,699	321
*	Allied Healthcare Products Inc.	45,588	315
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/24	355,460	313
*	Reviva Pharmaceuticals Holdings Inc.	76,880	313
*	Sera Prognostics Inc. Class A	28,210	313
*,1	Motus GI Holdings Inc.	449,879	310
*	Tenax Therapeutics Inc.	173,801	308
*	Yumanity Therapeutics Inc.	29,091	300
*	Aridis Pharmaceuticals Inc.	81,046	298
*	TScan Therapeutics Inc.	35,247	294
*,1	Vaccinex Inc.	132,901	287
*	Kewaunee Scientific Corp.	21,459	284
*	Plus Therapeutics Inc.	146,907	281
*	SunLink Health Systems Inc.	108,130	281
*	Windtree Therapeutics Inc.	133,554	275
*,1	Phio Pharmaceuticals Corp.	135,019	273
*,1	Bellicum Pharmaceuticals Inc.	92,706	271
*	CNS Pharmaceuticals Inc.	182,006	271
*	IMARA Inc.	65,610	268
*,1	Benitec Biopharma Inc.	74,773	267
*	PROCEPT BioRobotics Corp.	6,931	264
*,1	Viveve Medical Inc.	114,011	260
*	Regional Health Properties Inc.	32,823	259
*	AgeX Therapeutics Inc.	258,811	243
*,1	NovaBay Pharmaceuticals Inc.	373,541	240
*,1	Protagenic Therapeutics Inc.	126,837	237
*	SCWorx Corp.	109,982	236
*	RA Medical Systems Inc.	74,338	233
*	Alimera Sciences Inc.	53,677	228
*	Cumberland Pharmaceuticals Inc.	83,401	225
*	Kadmon Holdings Inc. Warrants Exp. 9/28/22	105,015	225
*	Yield10 Bioscience Inc.	36,944	224
*,1	Cue Health Inc.	18,991	224
*	NeuroBo Pharmaceuticals Inc.	59,547	222
*,1	BioVie Inc. Class A	32,672	220
*	Monopar Therapeutics Inc.	45,070	218
*	IN8bio Inc.	31,297	216
*,1	Star Equity Holdings Inc.	78,142	213
*,1	InVivo Therapeutics Holdings Corp.	301,037	210
*	Longboard Pharmaceuticals Inc.	23,559	210
*	Histogen Inc.	272,775	207
*,1	First Wave BioPharma Inc.	72,550	204
*,1	Aditxt Inc.	118,348	200
*	Xenetic Biosciences Inc.	96,724	198
*,1	Timber Pharmaceuticals Inc.	210,523	192
*,1	American Shared Hospital Services	68,306	189
*,1	Lexaria Bioscience Corp.	29,876	187
*	Avenue Therapeutics Inc.	125,030	186
*	Hoth Therapeutics Inc.	155,714	185
*	Acer Therapeutics Inc.	68,499	175
*	Checkmate Pharmaceuticals Inc.	41,483	165
*	Dynatronics Corp.	106,188	155
*,1	Sonoma Pharmaceuticals Inc.	27,591	154
*	ThermoGenesis Holdings Inc.	77,065	152
*,1	ReShape Lifesciences Inc.	51,120	147

		Shares	Market Value ($000)
*	Artelo Biosciences Inc.	184,000	145
*	Trevi Therapeutics Inc.	100,874	138
*,1	Titan Pharmaceuticals Inc.	72,773	136
*	Definitive Healthcare Corp. Class A	3,164	136
*	EyeGate Pharmaceuticals Inc.	59,968	135
*	Metacrine Inc.	37,440	128
	Petros Pharmaceuticals Inc.	64,076	128
*	Elevation Oncology Inc.	16,281	127
*	Senestech Inc.	77,831	118
*	Virpax Pharmaceuticals Inc.	24,463	117
*	Palisade Bio Inc.	41,396	110
*	Nuwellis Inc.	49,514	109
*	Lixte Biotechnology Holdings Inc.	48,388	101
*	CynergisTek Inc.	55,455	100
*	Longeveron Inc. Class A	28,260	100
*	Virios Therapeutics Inc.	18,685	99
*	Galecto Inc.	25,708	92
*,2	Aduro Biotech Inc. CVR	150,581	90
*	Aziyo Biologics Inc. Class A	11,215	79
*	Armata Pharmaceuticals Inc.	21,625	78
*	Capital Senior Living Corp. Rights Exp. 10/18/21	24,363	78
*	Imac Holdings Inc.	45,983	68
*	Avalon GloboCare Corp.	76,195	68
*	Inhibikase Therapeutics Inc.	34,361	65
*	Sonnet BioTherapeutics Holdings Inc.	96,274	58
*,1	Xtant Medical Holdings Inc.	44,170	49
*,1	GBS Inc.	18,854	48
*,1	Panbela Therapeutics Inc.	20,608	45
*	Kiromic BioPharma Inc.	10,260	32
*,1,2	Oncternal Therapeutics Inc. CVR	20,153	21
*,2	Aevi Genomic Medicine Inc. CVR	631,947	21
*,2	Elanco Animal Health Inc. CVR	701,074	18
*,2	Salarius Pharmaceuticals Inc. Warrants Exp. 1/20/25	119,407	15
*,2	Ocera Therapeutics Inc. CVR	48,417	13
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	5
*	Ligand Pharmaceuticals Inc. Glucagon CVR	395,811	4
*	Ligand Pharmaceuticals Inc. General CVR	395,811	4
*	Ligand Pharmaceuticals Inc. Roche CVR	395,811	3
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*,2	Ambit Biosciences Corp. CVR	22,388	—
*,2	NeuroBo Pharmaceuticals Inc. CVR	5,194	—
*	Advaxis Inc. Warrants Exp. 9/11/24	47,130	—
*,2	Lantheus Holdings Inc. CVR	1,316,898	—
*,2	Phenomix Corp. CVR	47	—
*,2	Achillion Pharmaceuticals Inc. CVR	374	—
*,1,2	Aerpio Pharmaceuticals Inc. CVR	498,929	—
*,2	Wright Medical Group NV	389	—
			16,021,407
Industrials (13.0%)
*	Uber Technologies Inc.	21,794,877	976,410
*	CoStar Group Inc.	5,322,198	458,028
	TransUnion	2,571,639	288,821
*	Lyft Inc. Class A	3,882,364	208,056
*	Plug Power Inc.	6,954,792	177,625
	Nordson Corp.	719,235	171,286
*	Trex Co. Inc.	1,558,595	158,868
	Graco Inc.	2,216,095	155,060

		Shares	Market Value ($000)
*	Axon Enterprise Inc.	883,946	154,708
*	Builders FirstSource Inc.	2,831,197	146,486
	Booz Allen Hamilton Holding Corp. Class A	1,815,595	144,067
	Carlisle Cos. Inc.	697,956	138,747
	Toro Co.	1,423,932	138,705
	Lennox International Inc.	455,074	133,869
	Hubbell Inc. Class B	733,037	132,438
*	Middleby Corp.	749,924	127,870
*	AECOM	1,933,526	122,102
*	Sunrun Inc.	2,752,996	121,132
*	SiteOne Landscape Supply Inc.	601,540	119,989
	Owens Corning	1,382,588	118,211
	Watsco Inc.	442,547	117,107
*	Sensata Technologies Holding plc	2,130,746	116,594
	HEICO Corp. Class A	973,062	115,240
	Knight-Swift Transportation Holdings Inc. Class A	2,233,756	114,257
	Tetra Tech Inc.	728,458	108,788
*	Clarivate plc	4,963,710	108,705
*	XPO Logistics Inc.	1,333,390	106,111
*	GXO Logistics Inc.	1,326,984	104,089
*	Rexnord Corp.	1,618,412	104,048
	AGCO Corp.	836,392	102,483
	Lincoln Electric Holdings Inc.	785,555	101,172
*	IAA Inc.	1,820,904	99,367
	ITT Inc.	1,138,753	97,751
	Woodward Inc.	851,655	96,407
	Donaldson Co. Inc.	1,666,468	95,672
*	WillScot Mobile Mini Holdings Corp.	3,006,050	95,352
	Oshkosh Corp.	923,514	94,540
*	Chart Industries Inc.	480,194	91,770
	Vertiv Holdings Co. Class A	3,701,163	89,161
	AMERCO	131,606	85,021
*	Stericycle Inc.	1,250,118	84,971
*	Saia Inc.	355,913	84,718
	Acuity Brands Inc.	482,953	83,730
*	CACI International Inc. Class A	316,670	82,999
	EMCOR Group Inc.	715,351	82,537
*	RBC Bearings Inc.	387,199	82,164
	Regal Beloit Corp.	546,143	82,107
	Landstar System Inc.	514,276	81,163
*	ASGN Inc.	715,575	80,960
	Advanced Drainage Systems Inc.	742,339	80,299
*	Colfax Corp.	1,744,064	80,053
	ManpowerGroup Inc.	729,934	79,037
	Exponent Inc.	697,224	78,891
	HEICO Corp.	592,047	78,073
	KBR Inc.	1,892,831	74,578
*	Avis Budget Group Inc.	637,787	74,309
	nVent Electric plc	2,268,469	73,340
*	Upwork Inc.	1,594,564	71,803
	MSA Safety Inc.	490,481	71,463
	Curtiss-Wright Corp.	552,714	69,741
	BWX Technologies Inc.	1,287,060	69,321
	Science Applications International Corp.	788,753	67,486
*	Hexcel Corp.	1,131,554	67,203
*	WESCO International Inc.	582,061	67,123
	Valmont Industries Inc.	283,478	66,651
*	MasTec Inc.	764,763	65,984

		Shares	Market Value ($000)
*	Clean Harbors Inc.	631,960	65,642
*	JetBlue Airways Corp.	4,247,861	64,950
	Crane Co.	669,715	63,496
*	FTI Consulting Inc.	468,307	63,081
	Spirit AeroSystems Holdings Inc. Class A	1,426,448	63,035
	Simpson Manufacturing Co. Inc.	583,128	62,377
	Timken Co.	949,360	62,107
	Armstrong World Industries Inc.	648,958	61,956
	Watts Water Technologies Inc. Class A	364,188	61,216
*	Evoqua Water Technologies Corp.	1,615,642	60,684
	Flowserve Corp.	1,747,433	60,584
	Ryder System Inc.	728,825	60,281
	John Bean Technologies Corp.	428,244	60,190
*,1	Virgin Galactic Holdings Inc.	2,377,724	60,156
	Air Lease Corp. Class A	1,450,503	57,063
	UFP Industries Inc.	826,763	56,203
*	AZEK Co. Inc. Class A	1,494,721	54,602
*	Univar Solutions Inc.	2,288,703	54,517
	Korn Ferry	750,832	54,330
*	Herc Holdings Inc.	330,374	54,003
*	Atkore Inc.	618,203	53,734
*,3	API Group Corp.	2,618,797	53,293
	Insperity Inc.	478,757	53,018
*	Casella Waste Systems Inc. Class A	687,001	52,171
*	TriNet Group Inc.	542,465	51,306
	Allison Transmission Holdings Inc.	1,432,054	50,580
	MSC Industrial Direct Co. Inc. Class A	620,691	49,773
	Altra Industrial Motion Corp.	873,120	48,327
*	Resideo Technologies Inc.	1,935,405	47,979
	Triton International Ltd.	916,527	47,696
	Applied Industrial Technologies Inc.	520,746	46,935
	Matson Inc.	578,687	46,706
*,1	ChargePoint Holdings Inc.	2,302,669	46,030
	UniFirst Corp.	207,525	44,124
	Aerojet Rocketdyne Holdings Inc.	997,450	43,439
	EnerSys	579,130	43,110
	GATX Corp.	477,715	42,784
	Brink's Co.	671,861	42,529
	Hillenbrand Inc.	981,917	41,879
	Franklin Electric Co. Inc.	518,267	41,384
	SPX FLOW Inc.	563,028	41,157
	ABM Industries Inc.	907,518	40,847
	Terex Corp.	946,846	39,862
*	Welbilt Inc.	1,712,218	39,792
*	Vicor Corp.	291,090	39,053
*	Kirby Corp.	805,032	38,609
	Kennametal Inc.	1,127,779	38,604
*	Shoals Technologies Group Inc. Class A	1,381,332	38,512
	Herman Miller Inc.	1,019,085	38,379
*	Spirit Airlines Inc.	1,478,393	38,350
*	Allegiant Travel Co.	196,106	38,335
*	Kratos Defense & Security Solutions Inc.	1,673,952	37,346
	Werner Enterprises Inc.	835,340	36,980
*,1	Stem Inc.	1,538,157	36,747
*	Alight Inc. Class A	3,192,213	36,647
	Helios Technologies Inc.	441,630	36,262
	AAON Inc.	554,895	36,257
*	Mercury Systems Inc.	759,370	36,009

		Shares	Market Value ($000)
*	Bloom Energy Corp. Class A	1,918,241	35,909
*	Beacon Roofing Supply Inc.	738,005	35,247
*,1	Joby Aviation Inc.	3,478,346	34,992
	Comfort Systems USA Inc.	490,468	34,980
*	Dun & Bradstreet Holdings Inc.	2,057,918	34,594
*	Masonite International Corp.	321,165	34,085
	Albany International Corp. Class A	438,912	33,739
	Brady Corp. Class A	661,205	33,523
*	SkyWest Inc.	673,764	33,244
	Arcosa Inc.	658,360	33,030
*	SPX Corp.	607,705	32,482
	Mueller Water Products Inc. Class A	2,129,255	32,407
	Covanta Holding Corp.	1,595,769	32,107
	Federal Signal Corp.	818,761	31,621
*	JELD-WEN Holding Inc.	1,253,529	31,376
	Kadant Inc.	153,701	31,370
*	Hub Group Inc. Class A	455,637	31,325
*	Gibraltar Industries Inc.	446,522	31,100
	Mueller Industries Inc.	754,721	31,019
	Forward Air Corp.	368,827	30,620
	Trinity Industries Inc.	1,124,520	30,553
	Moog Inc. Class A	397,589	30,308
*	Array Technologies Inc.	1,607,442	29,770
*	Dycom Industries Inc.	416,281	29,656
*	Fluor Corp.	1,856,829	29,654
*	Atlas Air Worldwide Holdings Inc.	360,279	29,428
*,1	FuelCell Energy Inc.	4,347,036	29,082
*,1	Nikola Corp.	2,710,788	28,924
	Boise Cascade Co.	531,087	28,668
	ManTech International Corp. Class A	376,114	28,555
	ArcBest Corp.	344,997	28,210
*	Raven Industries Inc.	483,388	27,848
	Maxar Technologies Inc.	974,188	27,589
	ESCO Technologies Inc.	354,788	27,319
	GrafTech International Ltd.	2,622,739	27,067
*	AeroVironment Inc.	311,440	26,883
	Encore Wire Corp.	281,700	26,714
	CSW Industrials Inc.	206,279	26,342
*	KAR Auction Services Inc.	1,604,219	26,293
*,1	Microvast Holdings Inc.	3,198,081	26,288
	Barnes Group Inc.	619,043	25,833
*	GMS Inc.	587,128	25,716
	Healthcare Services Group Inc.	1,010,253	25,246
*	Proto Labs Inc.	375,740	25,024
	Rush Enterprises Inc. Class A	548,876	24,787
	Granite Construction Inc.	624,333	24,692
*,1	Enovix Corp.	1,290,679	24,381
	McGrath RentCorp	333,734	24,012
*	CBIZ Inc.	730,841	23,635
	EnPro Industries Inc.	271,017	23,611
*,1	Proterra Inc.	2,317,884	23,434
*	Ameresco Inc. Class A	393,533	22,994
*	MYR Group Inc.	229,706	22,856
	Lindsay Corp.	150,178	22,796
*	Cimpress plc	253,758	22,034
	HNI Corp.	595,542	21,868
*	Montrose Environmental Group Inc.	345,048	21,303
*	Gates Industrial Corp. plc	1,306,317	21,254

		Shares	Market Value ($000)
	ICF International Inc.	234,916	20,976
	Deluxe Corp.	576,319	20,684
*	Meritor Inc.	957,689	20,408
*	Air Transport Services Group Inc.	781,712	20,176
*	Driven Brands Holdings Inc.	692,774	20,014
	Columbus McKinnon Corp.	396,418	19,167
*	TriMas Corp.	592,144	19,162
	Greenbrier Cos. Inc.	442,372	19,018
	AZZ Inc.	355,636	18,920
*	Harsco Corp.	1,074,741	18,217
	Tennant Co.	246,220	18,208
	Alamo Group Inc.	130,481	18,206
	Primoris Services Corp.	727,846	17,825
*	Hydrofarm Holdings Group Inc.	470,184	17,796
	Enerpac Tool Group Corp. Class A	827,562	17,155
*	Echo Global Logistics Inc.	358,519	17,105
	Astec Industries Inc.	312,093	16,794
*,1	TuSimple Holdings Inc. Class A	450,111	16,713
*	Construction Partners Inc. Class A	498,633	16,639
	Shyft Group Inc.	436,732	16,600
	Kforce Inc.	274,938	16,397
*	TPI Composites Inc.	483,652	16,323
	Standex International Corp.	163,792	16,201
*	PGT Innovations Inc.	847,556	16,188
*	Veritiv Corp.	180,344	16,152
	Pitney Bowes Inc.	2,235,696	16,119
	Griffon Corp.	654,463	16,100
	ADT Inc.	1,987,203	16,076
*	Triumph Group Inc.	856,429	15,955
*	Huron Consulting Group Inc.	306,086	15,916
*	NV5 Global Inc.	161,428	15,912
	Steelcase Inc. Class A	1,234,072	15,648
*	American Woodmark Corp.	232,039	15,168
	H&E Equipment Services Inc.	435,743	15,125
*,1	Wheels Up Experience Inc.	2,280,187	15,026
*	Hawaiian Holdings Inc.	691,669	14,982
*	Lydall Inc.	238,696	14,821
	Matthews International Corp. Class A	426,620	14,799
*	AAR Corp.	450,851	14,621
*	CoreCivic Inc.	1,638,490	14,583
*,1	Desktop Metal Inc. Class A	2,016,995	14,462
*	Hillman Solutions Corp.	1,201,537	14,334
*,1	Astra Space Inc.	1,630,291	14,167
*	US Ecology Inc.	436,566	14,123
*,1	Blink Charging Co.	487,264	13,941
*	Great Lakes Dredge & Dock Corp.	917,752	13,849
	Apogee Enterprises Inc.	357,174	13,487
	Kaman Corp.	377,859	13,478
	Marten Transport Ltd.	850,826	13,349
*	TrueBlue Inc.	482,689	13,071
*,1	Hyliion Holdings Corp.	1,490,211	12,518
	CAI International Inc.	219,508	12,273
	Interface Inc. Class A	793,767	12,026
*	Viad Corp.	264,542	12,013
	Heidrick & Struggles International Inc.	267,485	11,938
*	Parsons Corp.	346,302	11,691
	Douglas Dynamics Inc.	321,067	11,655
*	NOW Inc.	1,517,040	11,605

		Shares	Market Value ($000)
*	Core & Main Inc. Class A	440,418	11,543
	ACCO Brands Corp.	1,303,420	11,196
	Heartland Express Inc.	683,588	10,951
	Schneider National Inc. Class B	467,772	10,637
	Wabash National Corp.	691,516	10,463
*	Manitowoc Co. Inc.	479,948	10,280
	Insteel Industries Inc.	269,187	10,243
	CRA International Inc.	102,426	10,175
*	ACV Auctions Inc. Class A	568,596	10,172
*	Energy Recovery Inc.	531,378	10,112
*	SP Plus Corp.	324,728	9,959
*	Sun Country Airlines Holdings Inc.	296,757	9,953
	Genco Shipping & Trading Ltd.	484,045	9,744
	Gorman-Rupp Co.	270,513	9,687
*,1	Eagle Bulk Shipping Inc.	191,067	9,634
*	CIRCOR International Inc.	284,783	9,401
	Quanex Building Products Corp.	438,418	9,387
	Argan Inc.	214,105	9,350
*	Cornerstone Building Brands Inc.	635,428	9,284
*	Sterling Construction Co. Inc.	393,197	8,914
	Kelly Services Inc. Class A	469,763	8,869
*,1	Skillsoft Corp.	724,765	8,473
	Barrett Business Services Inc.	110,736	8,445
*	Vectrus Inc.	161,039	8,097
*,1	Hyzon Motors Inc.	1,155,649	8,020
	Global Industrial Co.	210,538	7,977
*	Thermon Group Holdings Inc.	456,620	7,904
*	Janus International Group Inc.	620,803	7,599
*	Daseke Inc.	804,385	7,408
*	Ducommun Inc.	145,764	7,339
	Ennis Inc.	387,419	7,303
*	Tutor Perini Corp.	562,425	7,300
*	Forrester Research Inc.	146,886	7,236
*	Titan Machinery Inc.	277,710	7,195
	VSE Corp.	142,164	6,848
*,1	Eos Energy Enterprises Inc.	485,137	6,806
	Resources Connection Inc.	427,917	6,753
*,1	Blade Air Mobility Inc.	647,009	6,729
*,1	Momentus Inc.	629,539	6,673
*	BrightView Holdings Inc.	451,938	6,671
*	DXP Enterprises Inc.	225,005	6,653
	REV Group Inc.	382,584	6,565
*	Heritage-Crystal Clean Inc.	225,201	6,526
*	MRC Global Inc.	879,972	6,459
	Hyster-Yale Materials Handling Inc.	128,148	6,441
*	Frontier Group Holdings Inc.	406,503	6,419
	Rush Enterprises Inc. Class B	139,477	6,384
*,1	Romeo Power Inc.	1,282,650	6,349
	Tecnoglass Inc.	284,691	6,186
	National Presto Industries Inc.	74,868	6,145
*	BlueLinx Holdings Inc.	124,264	6,074
	Omega Flex Inc.	42,101	6,007
*	Franklin Covey Co.	145,269	5,926
*,1	Legalzoom.com Inc.	224,034	5,914
*	First Advantage Corp.	309,998	5,905
*	Willdan Group Inc.	165,048	5,874
	Kimball International Inc. Class B	520,378	5,828
*	Lawson Products Inc.	113,399	5,671

		Shares	Market Value ($000)
*	IES Holdings Inc.	122,886	5,615
*	Transcat Inc.	86,749	5,594
*,1	Custom Truck One Source Inc.	584,166	5,450
*	Markforged Holding Corp.	821,240	5,387
*	RR Donnelley & Sons Co.	1,044,549	5,369
*	Titan International Inc.	739,527	5,295
*	ExOne Co.	219,892	5,141
*	American Superconductor Corp.	349,613	5,097
	Miller Industries Inc.	149,069	5,074
*	Astronics Corp.	350,002	4,921
	Allied Motion Technologies Inc.	156,508	4,896
*	Acacia Research Corp.	717,223	4,870
*	Babcock & Wilcox Enterprises Inc.	750,051	4,808
*	Blue Bird Corp.	221,761	4,626
*,1	View Inc.	849,783	4,606
*	PAE Inc.	763,656	4,567
*	Alta Equipment Group Inc.	331,333	4,549
*,1	Advent Technologies Holdings Inc.	516,748	4,496
*	Radiant Logistics Inc.	667,022	4,262
*,1	Agrify Corp.	226,292	4,195
	Park Aerospace Corp.	303,729	4,155
*	Matrix Service Co.	392,347	4,104
*	Covenant Logistics Group Inc. Class A	146,409	4,048
*	Byrna Technologies Inc.	184,853	4,041
*	Infrastructure & Energy Alternatives Inc.	344,251	3,935
*	Northwest Pipe Co.	156,784	3,716
*	Commercial Vehicle Group Inc.	369,747	3,498
	Powell Industries Inc.	133,932	3,291
*	NN Inc.	614,724	3,227
	Park-Ohio Holdings Corp.	125,555	3,204
*,1	Lightning eMotors Inc.	374,330	3,201
*,1	Beam Global	115,183	3,153
*	GP Strategies Corp.	150,397	3,113
*	Mesa Air Group Inc.	405,066	3,103
*	Vidler Water Resouces Inc.	272,524	3,101
	LSI Industries Inc.	399,389	3,095
*	CECO Environmental Corp.	429,512	3,024
	Hurco Cos. Inc.	90,843	2,931
*	Berkshire Grey Inc.	415,715	2,922
*,1	Red Violet Inc.	103,562	2,673
*	Mistras Group Inc.	261,858	2,660
*,1	AgEagle Aerial Systems Inc.	878,081	2,643
*	Yellow Corp.	466,804	2,637
*	L B Foster Co. Class A	167,597	2,596
*	INNOVATE Corp.	619,181	2,539
*	Orion Group Holdings Inc.	458,192	2,493
*,1	Orbital Energy Group Inc.	804,934	2,479
*	US Xpress Enterprises Inc. Class A	284,994	2,459
*,1	Sunworks Inc.	390,167	2,396
*	Mayville Engineering Co. Inc.	125,556	2,360
*	Concrete Pumping Holdings Inc.	271,624	2,320
	Preformed Line Products Co.	35,574	2,314
*	PAM Transportation Services Inc.	50,380	2,266
	Eastern Co.	89,174	2,244
*,1	AerSale Corp.	131,508	2,236
*	HyreCar Inc.	250,458	2,129
*	FTC Solar Inc.	272,295	2,121
*	Quad/Graphics Inc.	492,545	2,093

		Shares	Market Value ($000)
*	Atlas Technical Consultants Inc. Class A	204,021	2,075
*,1	Aqua Metals Inc.	993,711	2,057
*,1	EVI Industries Inc.	75,471	2,053
*	Performant Financial Corp.	508,590	2,014
*,1	Nuvve Holding Corp.	181,623	1,962
*	Hudson Technologies Inc.	547,710	1,933
	Graham Corp.	147,697	1,831
*,1	Energous Corp.	860,930	1,791
*	Urban-Gro Inc.	133,128	1,769
	BGSF Inc.	137,137	1,754
*,1	Ocean Power Technologies Inc.	723,178	1,678
*,1	Ault Global Holdings Inc.	688,542	1,673
	ARC Document Solutions Inc.	548,243	1,617
*	USA Truck Inc.	105,666	1,615
*	Orion Energy Systems Inc.	414,115	1,611
*	Huttig Building Products Inc.	300,677	1,600
*	Karat Packaging Inc.	74,815	1,573
*	Gencor Industries Inc.	141,203	1,567
	Universal Logistics Holdings Inc.	75,853	1,523
*	Quest Resource Holding Corp.	249,733	1,518
*	Westwater Resources Inc.	401,111	1,436
*	VirTra Inc.	140,432	1,424
*	Manitex International Inc.	196,732	1,413
*	Twin Disc Inc.	130,010	1,386
*,1	LiqTech International Inc.	247,491	1,356
*	Team Inc.	443,337	1,334
*	Hill International Inc.	619,315	1,282
*,1	Alpha Pro Tech Ltd.	187,227	1,260
*	DLH Holdings Corp.	98,497	1,212
*,1	Ideal Power Inc.	78,200	1,190
*	Williams Industrial Services Group Inc.	245,526	1,048
	Acme United Corp.	31,145	1,020
*	Armstrong Flooring Inc.	309,964	970
*	Capstone Green Energy Corp.	193,728	932
*,1	India Globalization Capital Inc.	629,022	931
*,1	KULR Technology Group Inc.	443,463	922
*	GEE Group Inc.	1,973,260	916
	Pangaea Logistics Solutions Ltd.	174,862	883
	Innovative Solutions & Support Inc.	118,574	848
*	FreightCar America Inc.	184,506	836
*	RCM Technologies Inc.	133,810	814
*	Mastech Digital Inc.	46,334	788
*	Ultralife Corp.	110,257	780
	NL Industries Inc.	134,838	777
	HireQuest Inc.	39,349	761
*,1	Akerna Corp.	269,998	761
*	iSun Inc.	87,562	727
*	Limbach Holdings Inc.	109,718	726
*	Charah Solutions Inc.	155,995	718
*	Volt Information Sciences Inc.	190,489	676
*	Perma-Fix Environmental Services Inc.	100,354	667
*,1	Broadwind Inc.	243,231	630
*	Fuel Tech Inc.	348,656	607
*,1	Odyssey Marine Exploration Inc.	85,771	600
*	Perma-Pipe International Holdings Inc.	72,596	563
*	Document Security Systems Inc.	435,218	561
*	LS Starrett Co. Class A	44,424	555
*,1	SG Blocks Inc.	166,186	543

		Shares	Market Value ($000)
*	Jewett-Cameron Trading Co. Ltd.	44,710	527
*	Virco Manufacturing Corp.	152,854	527
*	SIFCO Industries Inc.	59,815	514
*,1	Flux Power Holdings Inc.	96,678	491
*	Air Industries Group	454,512	486
*	Air T Inc.	17,133	473
*	CPI Aerostructures Inc.	160,921	443
*,1	Polar Power Inc.	79,893	443
*	Applied UV Inc.	59,088	420
*,1	Sigma Labs Inc.	135,116	413
*	Taylor Devices Inc.	35,881	405
*	Astrotech Corp.	344,263	361
*,1	BioHiTech Global Inc.	259,346	358
*,1	Gaucho Group Holdings Inc.	107,968	331
*	Hudson Global Inc.	18,249	290
*,1	JanOne Inc.	39,400	269
*,1	Energy Focus Inc.	72,978	227
*	Servotronics Inc.	19,402	225
*	Staffing 360 Solutions Inc.	90,297	176
	Patriot Transportation Holding Inc.	14,422	171
*,1	ShiftPixy Inc.	142,974	159
	Pioneer Power Solutions Inc.	44,120	146
*,1,2	FTE Networks Inc.	82,837	124
*	Wilhelmina International Inc.	22,778	123
*	TOMI Environmental Solutions Inc.	82,446	113
	Espey Manufacturing & Electronics Corp.	7,053	103
*	Sterling Check Corp.	3,050	79
	Chicago Rivet & Machine Co.	2,905	78
*	Willis Lease Finance Corp.	1,999	74
*	P&F Industries Inc. Class A	9,628	64
	CompX International Inc.	2,775	58
*,1,2	Proteostasis Therapeutics Inc. CVR	507,408	55
*	Art's-Way Manufacturing Co. Inc.	4,243	15
*,2	Recycling Asset Holdings Inc.	43,054	5
			14,367,314
Information Technology (23.5%)
*	Square Inc. Class A	5,343,414	1,281,564
*	Snowflake Inc. Class A	2,904,013	878,261
*	Zoom Video Communications Inc. Class A	2,907,445	760,297
*	Twilio Inc. Class A	2,245,136	716,311
	Marvell Technology Inc.	11,025,483	664,947
*	Crowdstrike Holdings Inc. Class A	2,680,530	658,821
*	Workday Inc. Class A	2,540,193	634,769
*	DocuSign Inc.	2,439,570	628,018
*	Palo Alto Networks Inc.	1,308,858	626,943
*	Palantir Technologies Inc. Class A	21,050,507	506,054
*	Datadog Inc. Class A	3,226,936	456,127
*	EPAM Systems Inc.	760,562	433,885
*	Trade Desk Inc. Class A	5,839,794	410,538
*	MongoDB Inc.	866,881	408,743
*	HubSpot Inc.	601,072	406,379
*	Okta Inc.	1,682,954	399,432
*	Cloudflare Inc. Class A	3,529,328	397,579
*	Dell Technologies Inc. Class C	3,730,477	388,119
*	Splunk Inc.	2,209,562	319,746
*	Bill.com Holdings Inc.	1,192,040	318,215
*	Zscaler Inc.	1,053,475	276,242
*	Unity Software Inc.	2,119,929	267,641

		Shares	Market Value ($000)
*	ON Semiconductor Corp.	5,799,940	265,463
*	RingCentral Inc. Class A	1,072,525	233,274
	Entegris Inc.	1,819,964	229,133
*	Coupa Software Inc.	986,542	216,230
*	Nuance Communications Inc.	3,780,182	208,061
	SS&C Technologies Holdings Inc.	2,980,726	206,862
*	Avalara Inc.	1,165,556	203,704
	Cognex Corp.	2,377,250	190,703
*	Zendesk Inc.	1,614,721	187,937
*	Dynatrace Inc.	2,646,238	187,803
*	SolarEdge Technologies Inc.	704,600	186,874
*,1	UiPath Inc. Class A	3,413,671	179,593
*,1	VMware Inc. Class A	1,085,060	161,348
*	GoDaddy Inc. Class A	2,278,639	158,821
*	Black Knight Inc.	2,108,212	151,791
*	Fair Isaac Corp.	381,015	151,617
*	Paylocity Holding Corp.	531,526	149,040
	Bentley Systems Inc. Class B	2,451,380	148,652
*	Affirm Holdings Inc. Class A	1,247,173	148,576
*	Five9 Inc.	913,865	145,981
*	Elastic NV	948,473	141,313
*	Guidewire Software Inc.	1,118,501	132,956
*	Manhattan Associates Inc.	849,234	129,958
*	First Solar Inc.	1,317,412	125,760
*	Wolfspeed Inc.	1,556,175	125,630
*	Anaplan Inc.	1,953,508	118,949
*	Lattice Semiconductor Corp.	1,833,473	118,534
*	Smartsheet Inc. Class A	1,689,533	116,274
	Jabil Inc.	1,953,065	114,000
*	Dropbox Inc. Class A	3,889,439	113,649
	MKS Instruments Inc.	748,715	112,989
*	Aspen Technology Inc.	917,578	112,679
	Genpact Ltd.	2,310,936	109,793
*	Asana Inc. Class A	1,044,096	108,419
*	Arrow Electronics Inc.	961,520	107,969
*	Ciena Corp.	2,094,079	107,531
*	WEX Inc.	605,607	106,672
*	Nutanix Inc. Class A	2,759,464	104,032
	Brooks Automation Inc.	1,002,294	102,585
*	Concentrix Corp.	578,344	102,367
	Universal Display Corp.	585,350	100,071
	Littelfuse Inc.	331,312	90,538
*	Euronet Worldwide Inc.	707,596	90,063
*	Pure Storage Inc. Class A	3,567,686	89,763
*	Varonis Systems Inc. Class B	1,448,874	88,164
*	Lumentum Holdings Inc.	1,025,241	85,649
*	J2 Global Inc.	622,873	85,097
*	Synaptics Inc.	471,967	84,827
*	Rapid7 Inc.	749,484	84,707
*	Blackline Inc.	715,094	84,424
*	Teradata Corp.	1,470,110	84,311
*	II-VI Inc.	1,404,032	83,343
*	Workiva Inc. Class A	576,211	81,223
*	Coherent Inc.	323,392	80,877
*	Digital Turbine Inc.	1,166,615	80,205
	Power Integrations Inc.	805,867	79,773
*	Everbridge Inc.	519,448	78,457
*	SPS Commerce Inc.	486,341	78,452

		Shares	Market Value ($000)
	Dolby Laboratories Inc. Class A	877,098	77,185
	Vontier Corp.	2,267,857	76,200
*	Ambarella Inc.	487,286	75,890
*	Silicon Laboratories Inc.	539,474	75,613
*	Novanta Inc.	478,602	73,944
*	Sprout Social Inc. Class A	598,403	72,975
	National Instruments Corp.	1,794,734	70,407
	Pegasystems Inc.	546,747	69,492
	CDK Global Inc.	1,632,868	69,479
*	NCR Corp.	1,781,328	69,044
	Maximus Inc.	824,742	68,619
	Alliance Data Systems Corp.	671,054	67,703
*	Semtech Corp.	866,973	67,598
*	Cirrus Logic Inc.	771,209	63,509
*	Q2 Holdings Inc.	768,221	61,565
*,1	MicroStrategy Inc. Class A	104,764	60,595
*	Alteryx Inc. Class A	804,896	58,838
*	Envestnet Inc.	729,083	58,502
*	FireEye Inc.	3,239,858	57,669
*	Fastly Inc. Class A	1,409,811	57,013
*	New Relic Inc.	780,862	56,042
	SYNNEX Corp.	529,238	55,094
*	Vonage Holdings Corp.	3,405,019	54,889
*	ExlService Holdings Inc.	445,277	54,822
*	Tenable Holdings Inc.	1,185,086	54,680
*	Diodes Inc.	602,005	54,536
*	Viasat Inc.	983,333	54,152
*	Sailpoint Technologies Holdings Inc.	1,261,637	54,099
*	Mimecast Ltd.	829,526	52,758
*	nCino Inc.	742,155	52,715
*	Medallia Inc.	1,540,764	52,186
*	Sabre Corp.	4,381,939	51,882
*	Perficient Inc.	446,429	51,652
*	LivePerson Inc.	864,589	50,968
*	Fabrinet	494,947	50,737
*	Qualys Inc.	453,290	50,447
*	Appian Corp.	533,270	49,333
*	Cerence Inc.	512,335	49,241
*	ACI Worldwide Inc.	1,600,444	49,182
*	Viavi Solutions Inc.	3,105,801	48,885
	CMC Materials Inc.	394,808	48,652
	Kulicke & Soffa Industries Inc.	833,854	48,597
*	Box Inc. Class A	2,051,853	48,567
*	Cloudera Inc.	3,040,669	48,559
	Avnet Inc.	1,310,188	48,438
*	Shift4 Payments Inc. Class A	619,305	48,009
*	Onto Innovation Inc.	663,218	47,917
*	Alarm.com Holdings Inc.	611,433	47,808
*	MaxLinear Inc. Class A	950,861	46,830
*	Itron Inc.	616,314	46,612
*	Rogers Corp.	249,659	46,556
*	3D Systems Corp.	1,685,667	46,474
*,1	Matterport Inc.	2,447,343	46,279
*	CommVault Systems Inc.	614,163	46,253
	Advanced Energy Industries Inc.	509,662	44,723
*	Cornerstone OnDemand Inc.	778,087	44,553
*	Altair Engineering Inc. Class A	637,172	43,927
*	Duck Creek Technologies Inc.	981,555	43,424

		Shares	Market Value ($000)
*	LiveRamp Holdings Inc.	917,587	43,338
*,1	C3.ai Inc. Class A	931,667	43,173
*,1	Marathon Digital Holdings Inc.	1,331,756	42,057
*	MACOM Technology Solutions Holdings Inc.	639,010	41,453
	Switch Inc. Class A	1,621,275	41,164
*	Blackbaud Inc.	572,239	40,257
*	PagerDuty Inc.	969,385	40,152
	Badger Meter Inc.	391,537	39,600
*	BigCommerce Holdings Inc.	781,520	39,576
*	FormFactor Inc.	1,042,008	38,898
*	Verint Systems Inc.	867,729	38,866
*	Insight Enterprises Inc.	426,325	38,403
	Xerox Holdings Corp.	1,869,159	37,701
*	CommScope Holding Co. Inc.	2,772,097	37,673
*	Qualtrics International Inc. Class A	857,949	36,669
	EVERTEC Inc.	796,668	36,424
*	Calix Inc.	736,119	36,386
*	8x8 Inc.	1,528,509	35,752
	Vishay Intertechnology Inc.	1,774,067	35,641
	Belden Inc.	611,420	35,621
*	SiTime Corp.	171,997	35,117
*	Momentive Global Inc.	1,754,303	34,384
*	Plexus Corp.	381,960	34,151
*	Sanmina Corp.	860,519	33,164
*	Rambus Inc.	1,466,940	32,566
*	Domo Inc. Class B	385,482	32,550
	Amkor Technology Inc.	1,257,802	31,382
*	Appfolio Inc. Class A	250,967	30,216
	Progress Software Corp.	600,600	29,544
*,1	Riot Blockchain Inc.	1,109,987	28,527
	InterDigital Inc.	419,983	28,483
*	Verra Mobility Corp. Class A	1,815,892	27,365
*	Jamf Holding Corp.	698,510	26,907
	Xperi Holding Corp.	1,423,999	26,828
*	NetScout Systems Inc.	984,990	26,545
*,1	AppLovin Corp. Class A	365,002	26,415
*	Zuora Inc. Class A	1,556,506	25,807
*,1	SentinelOne Inc. Class A	480,191	25,724
*	Ultra Clean Holdings Inc.	602,614	25,671
*	SunPower Corp.	1,117,887	25,354
*	E2open Parent Holdings Inc.	2,243,639	25,353
	Ubiquiti Inc.	84,053	25,104
*,1	MicroVision Inc.	2,219,811	24,529
*,1	Marqeta Inc. Class A	1,107,184	24,491
*	Infinera Corp.	2,850,786	23,719
*	Repay Holdings Corp. Class A	1,018,636	23,459
	TTEC Holdings Inc.	249,947	23,378
*	Knowles Corp.	1,227,764	23,008
*	Avaya Holdings Corp.	1,126,642	22,296
	Methode Electronics Inc.	527,435	22,179
*	Unisys Corp.	879,872	22,120
*	Allegro MicroSystems Inc.	690,992	22,084
	CSG Systems International Inc.	455,035	21,933
	McAfee Corp. Class A	984,107	21,759
*	OSI Systems Inc.	229,082	21,717
*,1	Confluent Inc. Class A	363,066	21,657
*	Axcelis Technologies Inc.	453,685	21,337
*	Bottomline Technologies DE Inc.	540,462	21,229

		Shares	Market Value ($000)
*	Cohu Inc.	656,513	20,969
*	Payoneer Global Inc.	2,434,453	20,815
*	Super Micro Computer Inc.	563,804	20,618
*,1	PAR Technology Corp.	333,723	20,527
*	PROS Holdings Inc.	554,792	19,684
*	Telos Corp.	690,946	19,637
*	ePlus Inc.	185,531	19,037
*,1	Meta Materials Inc.	3,162,809	18,281
*	DigitalOcean Holdings Inc.	233,222	18,105
*	Sumo Logic Inc.	1,116,708	18,001
*	Yext Inc.	1,477,589	17,775
*	ACM Research Inc. Class A	155,372	17,091
*	Extreme Networks Inc.	1,719,953	16,942
*	FARO Technologies Inc.	257,003	16,913
*	Grid Dynamics Holdings Inc.	562,238	16,429
*	nLight Inc.	565,383	15,938
*	Ichor Holdings Ltd.	383,958	15,777
*	TTM Technologies Inc.	1,253,289	15,754
*	Veeco Instruments Inc.	694,798	15,431
*	Evo Payments Inc. Class A	650,046	15,393
	QAD Inc. Class A	170,730	14,920
*	Ping Identity Holding Corp.	605,835	14,885
*	Model N Inc.	443,154	14,846
	CTS Corp.	473,752	14,644
*	Plantronics Inc.	567,739	14,597
*	Impinj Inc.	255,091	14,573
*	Conduent Inc.	2,198,506	14,488
*	EchoStar Corp. Class A	560,417	14,296
*	Avid Technology Inc.	489,213	14,148
*	Agilysys Inc.	265,760	13,915
*,1	Squarespace Inc. Class A	359,054	13,874
*	CEVA Inc.	312,426	13,331
	Benchmark Electronics Inc.	498,825	13,324
*	Latch Inc.	1,169,476	13,180
*	NETGEAR Inc.	412,831	13,173
*	TaskUS Inc. Class A	196,962	13,072
*	SMART Global Holdings Inc.	279,835	12,453
	ADTRAN Inc.	659,978	12,381
*	Harmonic Inc.	1,399,703	12,247
*	ScanSource Inc.	348,934	12,139
*	Photronics Inc.	853,727	11,636
*	Upland Software Inc.	341,347	11,415
*	Mitek Systems Inc.	605,993	11,211
*	Rackspace Technology Inc.	785,402	11,168
*	A10 Networks Inc.	816,529	11,007
*,1	Corsair Gaming Inc.	419,759	10,884
*	Olo Inc. Class A	360,988	10,840
*	Paya Holdings Inc. Class A	973,495	10,582
*	N-Able Inc.	847,685	10,520
*,1	Tucows Inc. Class A	132,928	10,495
	American Software Inc. Class A	439,579	10,440
*	ChannelAdvisor Corp.	411,842	10,391
*	Diebold Nixdorf Inc.	1,007,514	10,186
*	BTRS Holdings Inc.	950,312	10,111
*,1	Aeva Technologies Inc.	1,249,019	9,917
*	Digi International Inc.	465,765	9,790
*	Ribbon Communications Inc.	1,633,864	9,770
*	GreenSky Inc. Class A	871,218	9,740

		Shares	Market Value ($000)
*	MoneyGram International Inc.	1,195,861	9,591
*	Veritone Inc.	398,102	9,511
*	Cantaloupe Inc.	862,879	9,302
*	PDF Solutions Inc.	400,604	9,230
	SolarWinds Corp.	550,303	9,207
	Comtech Telecommunications Corp.	354,130	9,069
*	AvePoint Inc.	1,058,235	8,984
*	Kimball Electronics Inc.	347,442	8,954
*	OneSpan Inc.	475,140	8,923
*	WM Technology Inc.	608,194	8,819
*	Alpha & Omega Semiconductor Ltd.	280,711	8,806
	Ebix Inc.	316,734	8,530
*	Datto Holding Corp.	344,898	8,243
*	CS Disco Inc.	166,236	7,969
*	I3 Verticals Inc. Class A	328,442	7,952
*	Paycor HCM Inc.	223,372	7,854
*	Napco Security Technologies Inc.	177,602	7,651
*	indie Semiconductor Inc. Class A	614,325	7,562
*	Vertex Inc. Class A	393,159	7,557
*,1	Velodyne Lidar Inc.	1,253,226	7,419
	Hackett Group Inc.	369,707	7,254
*	International Money Express Inc.	431,750	7,210
*	CCC Intelligent Solutions Holdings Inc.	682,915	7,177
*	Arlo Technologies Inc.	1,118,618	7,170
*	Clear Secure Inc. Class A	169,979	6,978
	Cass Information Systems Inc.	163,777	6,854
*	DSP Group Inc.	309,789	6,787
*,1	Ouster Inc.	926,099	6,779
*,1	Inseego Corp.	1,013,097	6,747
	PC Connection Inc.	150,366	6,621
*	Eastman Kodak Co.	950,744	6,475
*	Vishay Precision Group Inc.	184,115	6,402
*	KnowBe4 Inc. Class A	290,798	6,386
*	Clearfield Inc.	144,190	6,366
*,1	Atomera Inc.	274,415	6,336
*	Turtle Beach Corp.	223,601	6,221
*	Brightcove Inc.	536,603	6,192
*,1	Akoustis Technologies Inc.	622,218	6,036
*	NeoPhotonics Corp.	685,819	5,973
*,1	Digimarc Corp.	170,711	5,879
*	Identiv Inc.	301,640	5,683
*	Flywire Corp.	126,984	5,567
*	908 Devices Inc.	168,508	5,480
*,1	Kopin Corp.	1,054,549	5,410
*,1	Cleanspark Inc.	461,260	5,346
*	Rekor Systems Inc.	460,013	5,286
*	Zix Corp.	745,770	5,273
*	CalAmp Corp.	503,751	5,012
*	GTY Technology Holdings Inc.	652,282	4,905
*	Benefitfocus Inc.	430,557	4,779
*	AXT Inc.	556,944	4,639
*	Cambium Networks Corp.	127,849	4,627
*	Rimini Street Inc.	473,630	4,571
*	Aviat Networks Inc.	134,599	4,423
	NVE Corp.	68,867	4,405
*	Limelight Networks Inc.	1,830,370	4,356
*	ShotSpotter Inc.	117,507	4,274
*,1	Aehr Test Systems	302,724	4,132

		Shares	Market Value ($000)
*	Intelligent Systems Corp.	100,972	4,100
*	Luna Innovations Inc.	428,621	4,072
*,1	Evolv Technologies Holdings Inc.	667,100	4,003
*	CyberOptics Corp.	111,511	3,968
*	Powerfleet Inc.	537,804	3,603
*	VirnetX Holding Corp.	907,999	3,559
*,1	SEMrush Holdings Inc. Class A	153,604	3,542
*	Sprinklr Inc. Class A	201,738	3,530
	Information Services Group Inc.	485,573	3,486
*	EverCommerce Inc.	209,645	3,457
*	EMCORE Corp.	448,140	3,352
*	Casa Systems Inc.	489,394	3,318
*	MeridianLink Inc.	145,005	3,242
*,1	Blend Labs Inc. Class A	237,470	3,201
*	eGain Corp.	312,854	3,191
*	Quantum Corp.	614,670	3,184
*,1	Exela Technologies Inc.	1,629,671	3,162
*	Iteris Inc.	597,452	3,155
*	Daktronics Inc.	578,113	3,139
*	Intapp Inc.	121,286	3,124
*,1	Cyxtera Technologies Inc.	335,324	3,102
*	Couchbase Inc.	99,300	3,089
*	Pixelworks Inc.	644,469	3,081
*	PFSweb Inc.	237,871	3,069
*	Paymentus Holdings Inc. Class A	121,588	2,996
*	Smith Micro Software Inc.	613,726	2,970
*	Innodata Inc.	297,036	2,831
*	Genasys Inc.	541,682	2,806
*	SecureWorks Corp. Class A	137,005	2,724
*	SkyWater Technology Inc.	97,097	2,641
*	IEC Electronics Corp.	172,190	2,640
*	DZS Inc.	211,626	2,595
*	Applied Optoelectronics Inc.	349,939	2,513
*	ON24 Inc.	122,975	2,452
*,1	MICT Inc.	1,536,915	2,382
*	Ondas Holdings Inc.	257,045	2,355
*	KVH Industries Inc.	221,445	2,133
	Bel Fuse Inc. Class B	170,206	2,116
*	Amtech Systems Inc.	181,964	2,080
*,1	eMagin Corp.	908,921	2,054
*	Immersion Corp.	300,307	2,054
*,1	BM Technologies Inc.	230,138	2,048
*,1	GreenBox POS	242,801	2,013
*	Viant Technology Inc. Class A	163,843	2,002
*	Intellicheck Inc.	243,042	1,990
*	Asure Software Inc.	219,951	1,982
*	Airgain Inc.	152,643	1,925
*,1	Wrap Technologies Inc.	320,953	1,922
*	PCTEL Inc.	276,509	1,720
*	inTEST Corp.	148,758	1,708
*	CPI Card Group Inc.	49,015	1,702
*	ServiceSource International Inc.	1,254,333	1,693
*	Resonant Inc.	696,104	1,685
*	TransAct Technologies Inc.	118,796	1,651
*	Intevac Inc.	337,049	1,611
*,1	Boxlight Corp. Class A	704,367	1,585
*,1	Inpixon	1,873,222	1,559
	Richardson Electronics Ltd.	158,079	1,532

		Shares	Market Value ($000)
*	SRAX Inc. Class A	283,796	1,515
*,1	Quantum Computing Inc.	243,153	1,514
*	Kaltura Inc.	147,038	1,513
*	Lantronix Inc.	257,343	1,498
*	Computer Task Group Inc.	187,035	1,493
*,1	Verb Technology Co. Inc.	753,875	1,447
*	Synchronoss Technologies Inc.	583,048	1,399
*	Usio Inc.	231,168	1,369
*	Paysign Inc.	497,598	1,344
*,1	Vislink Technologies Inc.	706,877	1,279
*	Everspin Technologies Inc.	194,888	1,263
*,1	Marin Software Inc.	136,685	1,247
*	AstroNova Inc.	81,613	1,228
*	GSI Technology Inc.	220,189	1,163
*	Zeta Global Holdings Corp. Class A	184,971	1,084
*,1	LiveVox Holdings Inc.	165,000	1,076
*	Steel Connect Inc.	529,135	1,074
*	Franklin Wireless Corp.	146,707	1,067
*	Mechanical Technology Inc.	132,583	1,063
*	Park City Group Inc.	193,895	1,057
*,1	Communications Systems Inc.	121,510	1,051
*	Key Tronic Corp.	153,540	998
*	Inuvo Inc.	1,414,864	990
*	Frequency Electronics Inc.	89,851	934
*	Research Frontiers Inc.	362,653	928
*	Phunware Inc.	981,033	911
*	ClearSign Technologies Corp.	449,900	900
*	Issuer Direct Corp.	34,371	899
*	StarTek Inc.	161,538	890
*	LGL Group Inc.	63,317	873
*	NetSol Technologies Inc.	188,850	865
*,1	AudioEye Inc.	78,219	863
*,1	ComSovereign Holding Corp.	535,827	863
*	Data I/O Corp.	131,833	858
*	QuickLogic Corp.	158,286	848
*,1	One Stop Systems Inc.	168,564	848
*,1	Intrusion Inc.	201,029	816
*	LightPath Technologies Inc. Class A	370,543	789
*	Freshworks Inc. Class A	18,406	786
	Wayside Technology Group Inc.	28,374	765
*	Aware Inc.	182,997	748
*,1	Digital Ally Inc.	608,466	736
*	RF Industries Ltd.	90,187	728
*	RealNetworks Inc.	453,597	721
*,1	Neonode Inc.	70,627	713
*	Qumu Corp.	259,189	643
*,1	CPS Technologies Corp.	127,133	632
*	Net Element Inc.	72,894	601
*	WidePoint Corp.	112,860	593
*	SeaChange International Inc.	557,461	591
*,1	Red Cat Holdings Inc.	164,313	572
	Autoscope Technologies Corp.	70,652	524
*	CSP Inc.	58,228	518
*	Wireless Telecom Group Inc.	249,974	517
*	TESSCO Technologies Inc.	85,197	475
*,1	BSQUARE Corp.	190,238	458
*,1	MoSys Inc.	88,143	438
*	Socket Mobile Inc.	67,266	424

		Shares	Market Value ($000)
*	Summit Wireless Technologies Inc.	149,117	418
*,1	Bio-key International Inc.	118,874	418
*	EngageSmart Inc.	12,150	414
*,1	Coda Octopus Group Inc.	45,437	407
*,1	Alfi Inc.	59,722	392
*	GSE Systems Inc.	256,492	380
*	Optical Cable Corp.	101,490	378
*,1	VerifyMe Inc.	105,348	358
*	Bridgeline Digital Inc.	85,778	353
*	CVD Equipment Corp.	68,862	315
*	Research Solutions Inc.	116,162	301
*	SigmaTron International Inc.	32,363	287
*	Cemtrex Inc.	244,785	284
	Network-1 Technologies Inc.	92,930	276
*	ClearOne Inc.	114,463	270
*	NXT-ID Inc.	648,299	270
*	Electro-Sensors Inc.	53,093	267
*	Instructure Holdings Inc.	11,047	250
*	ForgeRock Inc. Class A	6,322	246
*	Oblong Inc.	115,701	242
*,1	Sonim Technologies Inc.	87,544	236
*	Universal Security Instruments Inc.	42,010	233
*	TSR Inc.	23,470	226
*	DoubleVerify Holdings Inc.	6,396	218
	SilverSun Technologies Inc.	34,810	211
*	Evolving Systems Inc.	93,207	200
*,1	Kaspien Holdings Inc.	12,336	200
*	Clearwater Analytics Holdings Inc. Class A	7,602	195
*	Thoughtworks Holding Inc.	6,319	181
*	AmpliTech Group Inc.	46,172	165
*	Trio-Tech International	37,942	160
*	Toast Inc. Class A	3,029	151
*,1	Data Storage Corp.	32,514	144
*	Priority Technology Holdings Inc.	19,186	128
	BK Technologies Corp.	44,027	124
*	Auddia Inc.	47,750	116
*	ALJ Regional Holdings Inc.	106,831	113
*	Schmitt Industries Inc.	25,776	111
*	Crexendo Inc.	18,473	110
*	Nortech Systems Inc.	9,269	107
*	OLB Group Inc.	26,060	104
*	ADDvantage Technologies Group Inc.	40,013	94
*	Blonder Tongue Laboratories Inc.	77,100	88
*	American Virtual Cloud Technologies Inc.	29,939	84
*	Amplitude Inc. Class A	1,512	82
*	Procore Technologies Inc.	648	58
*	Remitly Global Inc.	1,529	56
*	Duos Technologies Group Inc.	8,483	54
	Bel Fuse Inc. Class A	2,745	39
*	Alkami Technology Inc.	1,593	39
*,2	SRAX Inc.	283,796	23
*,1,2	SRAX Inc. Rights	74,416	13
*	Rubicon Technology Inc.	561	6
			25,845,115
Materials (3.4%)
	Crown Holdings Inc.	1,766,798	178,058
	Steel Dynamics Inc.	2,616,808	153,031
	RPM International Inc.	1,736,628	134,849

		Shares	Market Value ($000)
*	Cleveland-Cliffs Inc.	6,124,837	121,333
	Reliance Steel & Aluminum Co.	836,095	119,077
*	Alcoa Corp.	2,374,393	116,203
*	Berry Global Group Inc.	1,818,925	110,736
	AptarGroup Inc.	875,050	104,437
	Olin Corp.	1,943,509	93,774
*	Axalta Coating Systems Ltd.	2,909,737	84,935
	Huntsman Corp.	2,850,760	84,354
	Royal Gold Inc.	882,362	84,257
	Scotts Miracle-Gro Co.	549,480	80,422
	United States Steel Corp.	3,639,154	79,952
	Louisiana-Pacific Corp.	1,286,331	78,942
	Valvoline Inc.	2,447,304	76,307
	Sonoco Products Co.	1,272,409	75,810
	Eagle Materials Inc.	563,227	73,873
	Graphic Packaging Holding Co.	3,801,662	72,384
	Ashland Global Holdings Inc.	766,200	68,284
	Chemours Co.	2,221,590	64,559
	Element Solutions Inc.	2,950,855	63,975
	Balchem Corp.	426,693	61,900
	Avient Corp.	1,227,785	56,908
*	Summit Materials Inc. Class A	1,586,086	50,707
*	Livent Corp.	2,175,564	50,277
	Sensient Technologies Corp.	547,035	49,824
	Commercial Metals Co.	1,625,672	49,518
	HB Fuller Co.	701,927	45,316
*	Arconic Corp.	1,434,540	45,245
	Quaker Chemical Corp.	181,442	43,132
	Silgan Holdings Inc.	1,121,291	43,013
	Westlake Chemical Corp.	454,766	41,447
	Hecla Mining Co.	7,253,831	39,896
	Cabot Corp.	770,485	38,617
*	Ingevity Corp.	535,462	38,216
	Tronox Holdings plc Class A	1,527,751	37,659
*	Amyris Inc.	2,530,344	34,742
*	Domtar Corp.	633,516	34,552
	NewMarket Corp.	96,796	32,792
	Minerals Technologies Inc.	454,573	31,747
*,1	MP Materials Corp.	980,259	31,594
	Stepan Co.	277,285	31,317
*	O-I Glass Inc.	2,125,915	30,337
*	Allegheny Technologies Inc.	1,764,941	29,351
	Compass Minerals International Inc.	455,494	29,334
	Greif Inc. Class A	435,648	28,143
	Trinseo SA	520,399	28,091
	Innospec Inc.	327,899	27,616
	Kaiser Aluminum Corp.	217,205	23,667
	Worthington Industries Inc.	430,707	22,698
*	Ferro Corp.	1,083,501	22,038
*	Coeur Mining Inc.	3,480,036	21,472
	Carpenter Technology Corp.	629,739	20,618
*	Kraton Corp.	434,584	19,834
	Materion Corp.	275,724	18,926
	Warrior Met Coal Inc.	701,033	16,313
*	GCP Applied Technologies Inc.	732,480	16,056
	Schnitzer Steel Industries Inc. Class A	352,413	15,439
	Schweitzer-Mauduit International Inc.	438,818	15,209
*	Danimer Scientific Inc.	926,290	15,136

		Shares	Market Value ($000)
*	Orion Engineered Carbons SA	821,244	14,971
*	AdvanSix Inc.	376,318	14,959
*	Ranpak Holdings Corp. Class A	544,064	14,592
*,1	PureCycle Technologies Inc.	999,978	13,280
*	Alpha Metallurgical Resources Inc.	234,109	11,656
	Neenah Inc.	235,709	10,986
	Chase Corp.	104,494	10,674
*	Origin Materials Inc.	1,467,602	9,994
*	Diversey Holdings Ltd.	615,919	9,879
	Myers Industries Inc.	496,549	9,717
*	Century Aluminum Co.	683,257	9,190
*	Koppers Holdings Inc.	290,696	9,087
	Hawkins Inc.	256,917	8,961
*	Clearwater Paper Corp.	233,088	8,934
	Glatfelter Corp.	612,072	8,630
	Ecovyst Inc.	721,429	8,412
	Pactiv Evergreen Inc.	623,937	7,812
	Resolute Forest Products Inc.	645,387	7,680
*	TimkenSteel Corp.	577,168	7,549
	Verso Corp. Class A	347,026	7,201
	SunCoke Energy Inc.	1,145,962	7,197
*	Gatos Silver Inc.	596,625	6,939
	Mercer International Inc.	597,351	6,923
*	Rayonier Advanced Materials Inc.	893,278	6,700
	Haynes International Inc.	177,752	6,621
*	Forterra Inc.	261,711	6,166
	American Vanguard Corp.	382,746	5,760
*	UFP Technologies Inc.	90,256	5,559
*,1	McEwen Mining Inc.	4,291,585	4,463
	Tredegar Corp.	363,619	4,429
	Ryerson Holding Corp.	174,933	3,896
*	Intrepid Potash Inc.	111,619	3,449
	Kronos Worldwide Inc.	274,348	3,405
*	LSB Industries Inc.	324,657	3,315
	Olympic Steel Inc.	135,923	3,311
*,1	Zymergen Inc.	229,293	3,020
	FutureFuel Corp.	393,900	2,809
*	Trecora Resources	331,797	2,714
*,1	Loop Industries Inc.	233,300	2,667
*	Advanced Emissions Solutions Inc.	287,611	1,838
	Gold Resource Corp.	1,101,413	1,729
	United States Lime & Minerals Inc.	12,565	1,518
	Northern Technologies International Corp.	89,896	1,371
*,1	Comstock Mining Inc.	505,673	1,350
*	Marrone Bio Innovations Inc.	1,430,975	1,289
*	Flotek Industries Inc.	944,865	1,191
*	Universal Stainless & Alloy Products Inc.	114,232	1,183
*	Ramaco Resources Inc.	93,815	1,155
*	Synalloy Corp.	106,038	1,145
*	Core Molding Technologies Inc.	98,144	1,130
*,1	United States Antimony Corp.	1,202,432	1,089
	Friedman Industries Inc.	86,037	1,025
*	AgroFresh Solutions Inc.	395,684	855
*	Smith-Midland Corp.	58,415	810
*,1	Hycroft Mining Holding Corp.	528,601	788
*	Ampco-Pittsburgh Corp.	159,370	749
*	Crown ElectroKinetics Corp.	174,041	696
*,1	Golden Minerals Co.	1,368,791	591

		Shares	Market Value ($000)
*	US Gold Corp.	48,762	499
*	Solitario Zinc Corp.	787,684	437
*,1	Ikonics Corp.	11,655	329
*	Paramount Gold Nevada Corp.	339,615	278
*,2	Partners LP CVR	40,838	3
			3,724,804
Other (0.0%)[4]
*,2	Media General Inc. CVR	1,202,098	47
*,2	Biosante Pharmaceutical Inc. CVR	44,795	—
			47
Real Estate (6.7%)
	Invitation Homes Inc.	7,743,808	296,820
	Sun Communities Inc.	1,554,936	287,819
	VICI Properties Inc.	8,245,598	234,257
	Camden Property Trust	1,350,142	199,105
	WP Carey Inc.	2,469,157	180,347
	Equity LifeStyle Properties Inc.	2,296,488	179,356
*	Jones Lang LaSalle Inc.	684,162	169,734
	Medical Properties Trust Inc.	8,055,554	161,675
	American Homes 4 Rent Class A	3,691,420	140,717
	VEREIT Inc.	3,075,502	139,105
	Gaming & Leisure Properties Inc.	2,988,253	138,416
	CubeSmart	2,716,783	131,628
	Lamar Advertising Co. Class A	1,151,145	130,597
	CyrusOne Inc.	1,674,274	129,606
	Life Storage Inc.	1,054,573	121,002
	Rexford Industrial Realty Inc.	1,851,675	105,083
	STORE Capital Corp.	3,280,217	105,065
*,1	Opendoor Technologies Inc.	5,064,395	103,972
	Apartment Income REIT Corp.	2,109,016	102,941
	Americold Realty Trust	3,532,922	102,631
	National Retail Properties Inc.	2,358,694	101,872
	Omega Healthcare Investors Inc.	3,228,968	96,740
	Kilroy Realty Corp.	1,418,533	93,921
	American Campus Communities Inc.	1,873,496	90,771
	First Industrial Realty Trust Inc.	1,740,158	90,627
	EastGroup Properties Inc.	539,415	89,883
	Brixmor Property Group Inc.	3,981,197	88,024
	Healthcare Trust of America Inc. Class A	2,964,314	87,922
	STAG Industrial Inc.	2,182,257	85,654
	CoreSite Realty Corp.	591,729	81,978
	Douglas Emmett Inc.	2,380,370	75,243
	Innovative Industrial Properties Inc.	322,578	74,570
	Cousins Properties Inc.	1,995,873	74,426
	Spirit Realty Capital Inc.	1,594,388	73,406
*	Redfin Corp.	1,414,853	70,884
	Rayonier Inc.	1,910,204	68,156
	SL Green Realty Corp.	908,070	64,328
*	Ryman Hospitality Properties Inc.	746,852	62,511
	Highwoods Properties Inc.	1,410,915	61,883
	Agree Realty Corp.	927,306	61,415
*	Park Hotels & Resorts Inc.	3,201,701	61,281
	Terreno Realty Corp.	945,536	59,786
	National Storage Affiliates Trust	1,110,154	58,605
	Healthcare Realty Trust Inc.	1,948,634	58,030
	Broadstone Net Lease Inc.	2,155,771	53,485
	Hudson Pacific Properties Inc.	2,027,258	53,256

		Shares	Market Value ($000)
	Physicians Realty Trust	2,927,903	51,590
	EPR Properties	1,006,604	49,706
*	Howard Hughes Corp.	565,224	49,632
	Outfront Media Inc.	1,966,822	49,564
	Lexington Realty Trust	3,735,260	47,625
	Macerich Co.	2,808,075	46,923
	PotlatchDeltic Corp.	901,420	46,495
	Apple Hospitality REIT Inc.	2,898,475	45,593
	JBG SMITH Properties	1,529,200	45,280
	Essential Properties Realty Trust Inc.	1,575,215	43,980
	Sabra Health Care REIT Inc.	2,959,099	43,558
*	Equity Commonwealth	1,623,226	42,171
	Corporate Office Properties Trust	1,535,198	41,420
*	DigitalBridge Group Inc.	6,675,055	40,251
	Pebblebrook Hotel Trust	1,783,327	39,964
	Uniti Group Inc.	3,163,055	39,127
	PS Business Parks Inc.	247,480	38,790
	SITE Centers Corp.	2,430,116	37,521
	Retail Properties of America Inc. Class A	2,850,984	36,721
*	Sunstone Hotel Investors Inc.	2,984,004	35,629
*	Cushman & Wakefield plc	1,882,166	35,027
	Kennedy-Wilson Holdings Inc.	1,663,522	34,801
	eXp World Holdings Inc.	872,233	34,689
	RLJ Lodging Trust	2,274,992	33,806
	National Health Investors Inc.	622,130	33,284
	Newmark Group Inc. Class A	2,211,651	31,649
	Brandywine Realty Trust	2,315,460	31,073
	Columbia Property Trust Inc.	1,552,015	29,519
	Independence Realty Trust Inc.	1,446,453	29,435
	Piedmont Office Realty Trust Inc. Class A	1,688,541	29,431
	Retail Opportunity Investments Corp.	1,613,697	28,111
	Four Corners Property Trust Inc.	1,043,488	28,028
*	Xenia Hotels & Resorts Inc.	1,557,895	27,637
*	Realogy Holdings Corp.	1,569,993	27,538
	Urban Edge Properties	1,499,722	27,460
	Washington REIT	1,100,591	27,240
*	DiamondRock Hospitality Co.	2,882,094	27,236
	CareTrust REIT Inc.	1,322,073	26,864
	American Assets Trust Inc.	715,006	26,755
	Service Properties Trust	2,246,168	25,180
	iStar Inc.	978,610	24,544
	Acadia Realty Trust	1,198,119	24,454
	Monmouth Real Estate Investment Corp.	1,293,401	24,122
	Kite Realty Group Trust	1,154,376	23,503
	Easterly Government Properties Inc. Class A	1,130,880	23,364
	Alexander & Baldwin Inc.	987,192	23,140
	Tanger Factory Outlet Centers Inc.	1,402,992	22,869
	Industrial Logistics Properties Trust	812,285	20,640
	Paramount Group Inc.	2,220,736	19,964
	NexPoint Residential Trust Inc.	316,789	19,603
	Global Net Lease Inc.	1,223,543	19,601
	Empire State Realty Trust Inc. Class A	1,914,952	19,207
*	Mack-Cali Realty Corp.	1,099,797	18,828
	St. Joe Co.	444,366	18,708
	Centerspace	187,714	17,739
	LTC Properties Inc.	535,292	16,963
*,1	Doma Holdings Inc.	2,242,366	16,593
	Getty Realty Corp.	541,151	15,861

		Shares	Market Value ($000)
	Office Properties Income Trust	620,584	15,719
	Community Healthcare Trust Inc.	317,125	14,331
	UMH Properties Inc.	622,294	14,250
*	Marcus & Millichap Inc.	350,594	14,241
	RPT Realty	1,114,271	14,218
*	Summit Hotel Properties Inc.	1,470,009	14,156
	Apartment Investment & Management Co. Class A	2,058,923	14,104
	Safehold Inc.	185,584	13,342
	GEO Group Inc.	1,656,169	12,372
	American Finance Trust Inc. Class A	1,537,507	12,362
	Global Medical REIT Inc.	840,253	12,352
	Armada Hoffler Properties Inc.	853,122	11,406
	Diversified Healthcare Trust	3,257,809	11,044
	Gladstone Commercial Corp.	492,211	10,351
	City Office REIT Inc.	575,796	10,284
	Plymouth Industrial REIT Inc.	436,218	9,924
	Universal Health Realty Income Trust	176,063	9,731
	NETSTREIT Corp.	402,947	9,530
	Gladstone Land Corp.	404,172	9,203
	Urstadt Biddle Properties Inc. Class A	446,967	8,461
*	Chatham Lodging Trust	682,189	8,357
	Preferred Apartment Communities Inc.	681,682	8,337
*	CorePoint Lodging Inc.	533,925	8,276
	RE/MAX Holdings Inc. Class A	261,833	8,159
	Saul Centers Inc.	180,632	7,959
	CatchMark Timber Trust Inc. Class A	664,755	7,891
	Alexander's Inc.	29,417	7,667
*	Seritage Growth Properties Class A	504,698	7,485
	RMR Group Inc. Class A	214,043	7,160
	One Liberty Properties Inc.	217,608	6,635
	Phillips Edison & Co. Inc.	212,875	6,537
	Retail Value Inc.	247,700	6,522
	Franklin Street Properties Corp.	1,288,939	5,981
*	Tejon Ranch Co.	327,046	5,808
	Whitestone REIT	561,507	5,492
*	Ashford Hospitality Trust Inc.	369,466	5,439
*	FRP Holdings Inc.	97,026	5,426
	Farmland Partners Inc.	406,948	4,879
*	Forestar Group Inc.	255,042	4,751
*	Hersha Hospitality Trust Class A	447,141	4,172
	Indus Realty Trust Inc.	59,481	4,170
[1]	Bluerock Residential Growth REIT Inc. Class A	325,611	4,148
	CTO Realty Growth Inc.	74,839	4,023
	Postal Realty Trust Inc. Class A	211,725	3,947
	Cedar Realty Trust Inc.	181,492	3,937
*	Rafael Holdings Inc. Class B	127,498	3,918
*	Braemar Hotels & Resorts Inc.	671,061	3,255
	BRT Apartments Corp.	160,648	3,097
*	Stratus Properties Inc.	95,602	3,082
	Alpine Income Property Trust Inc.	141,040	2,591
*,1	Pennsylvania REIT	922,174	1,789
	Clipper Realty Inc.	220,483	1,786
	CIM Commercial Trust Corp.	187,242	1,696
*,1	Fathom Holdings Inc.	60,081	1,604
*	Altisource Portfolio Solutions SA	136,342	1,347
	New York City REIT Inc. Class A	153,299	1,237
[1]	CorEnergy Infrastructure Trust Inc.	234,902	1,041
*	Maui Land & Pineapple Co. Inc.	87,791	909

		Shares	Market Value ($000)
*	Transcontinental Realty Investors Inc.	22,564	903
*	AMREP Corp.	56,644	889
*	Power REIT	14,380	718
*	Trinity Place Holdings Inc.	293,090	574
*	Sotherly Hotels Inc.	218,802	560
*	Condor Hospitality Trust Inc.	70,224	489
*	Wheeler REIT Inc.	148,244	437
	Global Self Storage Inc.	79,855	411
*	InterGroup Corp.	6,785	311
[1]	InnSuites Hospitality Trust	51,296	212
*,1	Compass Inc. Class A	16,022	212
*	JW Mays Inc.	4,600	176
*,2	Spirit MTA REIT	653,668	175
*	American Realty Investors Inc.	12,316	162
	Medalist Diversified REIT Inc.	91,118	114
*	Alset EHome International Inc.	33,517	79
*	Altisource Asset Management Corp.	2,609	58
*	HMG/Courtland Properties Inc.	1,000	17
*	CKX Lands Inc.	1,000	11
	Ventas Inc.	1	—
			7,362,938
Utilities (1.7%)
*	PG&E Corp.	20,328,847	195,157
	Essential Utilities Inc.	2,996,203	138,065
	UGI Corp.	2,751,375	117,264
	Vistra Corp.	6,166,349	105,445
	OGE Energy Corp.	2,712,817	89,414
	MDU Resources Group Inc.	2,745,035	81,445
	IDACORP Inc.	682,628	70,570
	National Fuel Gas Co.	1,183,720	62,169
	Hawaiian Electric Industries Inc.	1,486,630	60,699
	Portland General Electric Co.	1,220,605	57,356
	Black Hills Corp.	853,521	53,567
	Southwest Gas Holdings Inc.	793,681	53,081
	PNM Resources Inc.	1,026,405	50,787
	New Jersey Resources Corp.	1,278,370	44,500
	ONE Gas Inc.	695,341	44,064
	Avangrid Inc.	881,168	42,825
	American States Water Co.	496,022	42,420
	ALLETE Inc.	709,155	42,209
	Spire Inc.	681,952	41,722
	California Water Service Group	688,626	40,581
	Ormat Technologies Inc.	606,855	40,423
*	Sunnova Energy International Inc.	1,222,056	40,255
	NorthWestern Corp.	696,853	39,930
	Clearway Energy Inc. Class C	1,259,534	38,126
	Avista Corp.	931,529	36,441
	MGE Energy Inc.	493,814	36,295
	South Jersey Industries Inc.	1,501,560	31,923
	Otter Tail Corp.	568,426	31,815
	Chesapeake Utilities Corp.	235,293	28,247
	SJW Group	368,248	24,326
	Middlesex Water Co.	236,271	24,284
	Northwest Natural Holding Co.	409,734	18,844
	Unitil Corp.	214,415	9,173
*,1	Montauk Renewables Inc.	779,096	8,749
	Clearway Energy Inc. Class A	297,283	8,383
	York Water Co.	176,005	7,688

				Shares	Market Value ($000)
	Artesian Resources Corp. Class A			108,134	4,127
*	Pure Cycle Corp.			255,149	3,396
*,1	Cadiz Inc.			368,482	2,594
	Global Water Resources Inc.			124,914	2,338
	RGC Resources Inc.			102,420	2,320
	Genie Energy Ltd. Class B			327,403	2,138
	Via Renewables Inc. Class A			197,862	2,016
					1,877,171
Total Common Stocks (Cost $73,510,156)					109,138,192
Preferred Stocks (0.0%)
[1,2]	Meta Materials Inc. Pfd., 12/28/21			1,758,570	1,899
	FAT Brands Inc. Pfd., 8.250%, 11/5/21			7,939	186
	Air T Funding Pfd., 8.000%, 6/7/24			704	18
Total Preferred Stocks (Cost $143)					2,103
		Coupon	Maturity Date	Face Amount ($000)
Corporate Bonds (0.0%)
Financials (0.0%)
	GAMCO Investors Inc. (Cost $140)	4.000%	6/15/23	139	138
				Shares
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[5,6]	Vanguard Market Liquidity Fund (Cost $2,668,849)	0.068%		26,691,101	2,669,110
Total Investments (101.6%) (Cost $76,179,288)					111,809,543
Other Assets and Liabilities—Net (-1.6%)					(1,806,695)
Net Assets (100%)					110,002,848
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,893,263,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the aggregate value was $53,293,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $2,004,128,000 was received for securities on loan, of which $1,939,181,000 is held in Vanguard Market Liquidity Fund and $64,947,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2021	3,335	366,984	(3,650)
E-mini S&P 500 Index	December 2021	596	128,073	(3,287)
E-mini S&P Mid-Cap 400 Index	December 2021	110	28,965	(505)
				(7,442)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alcoa Corp.	8/31/22	BOANA	6,434	(0.576)[1]	660	—
Bandwidth Inc. Class A	8/31/22	BOANA	7,203	(0.511)[1]	—	(886)
Chewy Inc. Class A	1/31/22	GSI	22,832	(0.084)[2]	—	(1,718)
DocuSign Inc.	8/31/22	BOANA	49,813	(0.064)[1]	—	(2,961)
RingCentral Inc. Class A	8/31/22	BOANA	5,045	(0.559)[1]	—	(698)
Roku Inc.	1/31/22	GSI	103,587	(0.084)[2]	—	(1,752)
Seagen Inc.	8/31/22	BOANA	12,570	(0.069)[1]	164	—
Sirius XM Holdings Inc.	1/31/22	GSI	24,160	(0.084)[2]	239	—
Snowflake Inc. Class A	8/31/22	BOANA	50,797	(0.064)[1]	—	(3,013)
Vistra Corp.	8/31/22	BOANA	6,682	(0.364)[1]	—	(646)
Wayfair Inc. Class A	8/31/22	BOANA	36,498	(0.068)[1]	—	(3,283)
					1,063	(14,957)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
2	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	109,131,560	303	6,329	109,138,192
Preferred Stocks	204	—	1,899	2,103
Corporate Bonds	—	138	—	138
Temporary Cash Investments	2,669,110	—	—	2,669,110
Total	111,800,874	441	8,228	111,809,543

Derivative Financial Instruments
Assets
Swap Contracts	—	1,063	—	1,063
Liabilities
Futures Contracts[1]	7,442	—	—	7,442
Swap Contracts	—	14,957	—	14,957
Total	7,442	14,957	—	22,399
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.